 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Michael Lukaj

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [69.8%]
FAMC, MTN
1.994%, VAR ICE LIBOR USD 1 Month+-0.100%, 07/29/18	$25,000	$25,000
2.022%, VAR ICE LIBOR USD 1 Month+-0.070%, 07/01/18	50,000	50,000
2.041%, VAR ICE LIBOR USD 1 Month+-0.050%, 07/25/18	50,000	50,000
FFCB
1.966%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/09/18	50,000	49,999
1.885%, VAR US Federal Funds Effective Rate+-0.025%, 07/01/18	50,000	49,998
1.984%, VAR US Treasury 3 Month Bill Money Market Yield+0.075%, 07/03/18	50,000	49,997
FHLB
1.968%, VAR ICE LIBOR USD 1 Month+-0.135%, 07/27/18	50,000	50,000
1.943%, VAR ICE LIBOR USD 1 Month+-0.130%, 07/15/18	50,000	50,002
1.968%, VAR ICE LIBOR USD 1 Month+-0.120%, 07/21/18	50,000	50,000
1.962%, VAR ICE LIBOR USD 1 Month+-0.130%, 07/01/18	50,000	50,000
2.002%, VAR ICE LIBOR USD 1 Month+-0.100%, 07/28/18	50,000	50,000
1.900%, VAR ICE LIBOR USD 1 Month+-0.125%, 07/07/18	50,000	50,000
2.001%, VAR ICE LIBOR USD 1 Month+-0.090%, 07/25/18	50,000	50,000
2.016%, VAR ICE LIBOR USD 1 Month+-0.075%, 07/25/18	50,000	50,000
1.967%, VAR ICE LIBOR USD 1 Month+-0.080%, 07/13/18	11,000	10,999
1.940%, VAR ICE LIBOR USD 1 Month+-0.065%, 07/05/18	50,000	50,000

Description	Face Amount (000)	Value (000)
FHLB DN(A)
1.823%, 07/05/18	$105,000	$104,979
1.818%, 07/06/18	100,000	99,975
1.732%, 07/11/18	100,000	99,952
1.859%, 07/13/18	50,000	49,969
1.853%, 07/18/18	150,000	149,869
1.839%, 07/20/18	150,000	149,855
1.867%, 07/25/18	50,000	49,938
1.861%, 07/27/18	100,000	99,866
1.872%, 08/01/18	149,000	148,761
1.871%, 08/03/18	150,000	149,744
1.895%, 08/08/18	50,000	49,900
1.899%, 08/10/18	49,000	48,897
1.870%, 08/13/18	100,000	99,778
1.920%, 08/15/18	150,000	149,642
1.925%, 08/17/18	50,000	49,875
1.912%, 08/22/18	150,000	149,587
1.903%, 08/24/18	150,000	149,573
1.930%, 08/31/18	100,000	99,674
1.947%, 09/05/18	100,000	99,645
1.939%, 09/07/18	50,000	49,818
1.935%, 09/12/18	50,000	49,805
1.938%, 09/19/18	100,000	99,571
1.939%, 09/21/18	100,000	99,560
1.922%, 09/28/18	50,000	49,764
Total U.S. Government Agency Obligations
(Cost $3,083,992)		3,083,992
Municipal Bonds [4.0%]
California [0.9%]
California State, Community Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
1.370%, 07/05/18(B)(C) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
1.350%, 07/05/18(B)(C) (D)	23,910	23,910
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
1.360%, 07/05/18(B)(C) (D)	9,000	9,000
Total California		40,910
New York [2.1%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
1.500%, 07/05/18(B)(C)	13,500	13,500

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
1.550%, 07/05/18(B)(C)	$9,350	$9,350
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
1.600%, 07/04/18(B)(C) (D)	37,600	37,600
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
1.530%, 07/04/18(B)(C) (D)	15,000	15,000
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
1.570%, 07/04/18(B)(C) (D)	20,000	20,000
Total New York		95,450
Texas [0.6%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
1.600%, 07/04/18(B)(C) (D)	12,895	12,895
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
1.560%, 07/05/18(B)(C) (D)	12,790	12,790
Total Texas		25,685
Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
1.560%, 07/05/18(B)(C) (D)	16,295	16,295
Total Municipal Bonds
(Cost $178,340)		178,340

Repurchase Agreements [20.3%]
Barclays (E)
2.100%, dated 06/29/18, repurchased on 07/02/18,

Description	Face Amount (000)/Shares	Value (000)
repurchase price $73,012,775 (collateralized by various U.S. Government obligations, par values ranging from $200 to $34,455,900, 0.000% - 1.625%, 09/06/18 – 05/31/22; with a total market value of $74,460,052)	$73,000	$73,000
Goldman Sachs (E)
2.050%, dated 06/29/18, repurchased on 07/02/18,
repurchase price $125,021,354 (collateralized by various U.S. Government obligations, par values ranging from $158,000 to $67,245,000, 0.000% - 5.625%, 07/27/18 – 08/23/41; with a total market value of $127,500,100)	125,000	125,000
Wells Fargo (E)
2.100%, dated 06/29/18, repurchased on 07/02/18,
repurchase price $700,122,500 (collateralized by various U.S. Government obligations, par valued ranging from $1,000 - $106,146,882, 1.460% - 5.500%, 11/02/18 – 05/20/67; with a total market value of $714,000,000)	700,000	700,000
Total Repurchase Agreements
(Cost $898,000)		898,000
Short-Term Investment [4.6%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.730%**	200,606,370	200,606
Total Short-Term Investment
(Cost $200,606)		200,606
Total Investments [98.7%]
(Cost $4,360,938)		$4,360,938

Percentages are based on Net Assets of $4,419,688 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2018.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Put and Demand Feature — The date reported is the next reset or put date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Government Money Market Fund

(E)	Tri-party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,083,992	$—	$3,083,992
Municipal Bonds	—	178,340	—	178,340
Repurchase Agreements	—	898,000	—	898,000
Short-Term Investment	200,606	—	—	200,606
Total Investments in Securities	$200,606	$4,160,332	$—	$4,360,938

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [57.6%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$888	$879
U.S. Treasury Notes
2.375%, 12/31/20	4,500	4,476
2.125%, 12/31/21	5,825	5,720
2.000%, 11/30/20	2,500	2,466
1.979%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	3,700	3,703
1.875%, 05/31/22	4,365	4,233
1.875%, 08/31/24	2,805	2,661
1.625%, 06/30/20	2,800	2,750
1.500%, 01/31/22	5,500	5,280
1.375%, 02/15/20	5,000	4,911
1.375%, 04/30/20	750	735
1.375%, 10/31/20	4,000	3,891
1.375%, 09/30/23	4,570	4,262
Total U.S. Treasury Obligations
(Cost $47,085)		45,967
U.S. Government Agency Obligations [21.6%]
FFCB
2.274%, VAR ICE LIBOR USD 1 Month+0.190%, 09/20/19	4,900	4,916
FHLB
1.967%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/13/19	3,000	2,999
1.375%, 09/13/19	2,795	2,762
FNMA
1.875%, 02/19/19	1,825	1,821
1.250%, 08/17/21	5,000	4,784
Total U.S. Government Agency Obligations
(Cost $17,514)		17,282
U.S. Government Mortgage-Backed Obligations [18.9%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	2,528	2,448
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	4,659	4,642
FHLMC REMIC, Ser 2011-3874, Cl JA, Pool FHR 3874 JA
3.000%, 04/15/25	355	355
FNMA, Pool AL5866
2.669%, 08/01/22	1,757	1,737
FNMA, Pool AS4877
3.000%, 04/01/30	1,855	1,851
FNMA, Pool FN0004
3.619%, 12/01/20	3,744	3,800
FNMA ARM, Pool 766620
3.863%, VAR ICE LIBOR USD 12 Month+1.665%, 03/01/34	88	92

Description	Face Amount (000)/Shares	Value (000)
GNMA, Pool 329656
8.000%, 08/15/22	$3	$3
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	3	4
GNMA ARM, Pool G2 81318
2.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	125	129
GNMA ARM, Pool G2 81447
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	30	31
Total U.S. Government Mortgage-Backed Obligations
(Cost $15,416)		15,094
Short-Term Investment** [1.4%]
SEI Daily Income Trust Government Fund, Cl F, 1.66%	1,143,046	1,143
Total Short-Term Investment
(Cost $1,143)		1,143
Total Investments [99.5%]
(Cost $81,158)		$79,486

Percentages are based on Net Assets of $79,850 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2018.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$45,967	$—	$45,967
U.S. Government Agency Obligations	—	17,282	—	17,282
U.S. Government Mortgage-Backed Obligations	—	15,094	—	15,094
Short-Term Investment	1,143	—	—	1,143
Total Investments in Securities	$1,143	$78,343	$—	$79,486

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [81.0%]
Auto-Med and Heavy Duty Trks [1.9%]
PACCAR Financial, MTN
1.750%, 08/14/18	$2,600	$2,598
Automotive [8.7%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,395
Daimler Finance North America
2.785%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21 (A)	2,500	2,500
Ford Motor Credit
2.551%, 10/05/18	2,000	1,999
General Motors Financial
5.250%, 03/01/26	1,250	1,295
Hyundai Capital America, MTN
3.335%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20 (A)	1,000	1,006
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,826
Total Automotive		12,021
Banks [11.8%]
Bank of Montreal, MTN
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,204
BPCE
4.000%, 04/15/24	1,800	1,802
Capital One
2.350%, 08/17/18	500	500
Cooperatieve Rabobank UA
2.818%, VAR ICE LIBOR USD 3 Month+0.480%, 01/10/23	2,500	2,498
Mizuho Financial Group
3.207%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,614
National Australia Bank
4.375%, 12/10/20 (A)	751	769
PNC Bank
2.700%, 11/01/22	2,500	2,403
Svenska Handelsbanken
2.681%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	2,004
Westpac Banking
4.875%, 11/19/19	65	67
2.600%, 11/23/20	2,500	2,460
Total Banks		16,321
Broadcasting & Cable [2.6%]
CBS
4.300%, 02/15/21	1,400	1,423

Description	Face Amount (000)	Value (000)
Comcast Cable Communications Holdings
9.455%, 11/15/22	$1,800	$2,213
Total Broadcasting & Cable		3,636
Computer System Design & Services [1.1%]
Apple
3.450%, 05/06/24	1,500	1,500
Diagnostic Equipment [0.3%]
Danaher
1.650%, 09/15/18	450	449
Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	988
Electric Utilities [1.1%]
Exelon Generation
3.400%, 03/15/22	1,500	1,490
Electric-Distribution [0.7%]
Commonwealth Edison
6.950%, 07/15/18	1,000	1,001
Food, Beverage & Tobacco [3.8%]
Anheuser-Busch InBev Finance
2.650%, 02/01/21	3,000	2,959
Kraft Heinz Foods
2.000%, 07/02/18	1,000	1,000
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,230
Total Food, Beverage & Tobacco		5,189
Industrials [0.8%]
Penske Truck Leasing
4.875%, 07/11/22 (A)	1,100	1,144
Insurance [1.4%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	1,957
Investment Banker/Broker Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	1,300	1,351
Medical Products & Services [1.8%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,505
Medical-HMO [2.1%]
UnitedHealth Group
2.875%, 03/15/23	3,000	2,924
Multi-line Insurance [1.4%]
MetLife
4.750%, 02/08/21	1,851	1,922
Petroleum & Fuel Products [8.6%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,526
Korea National Oil, MTN
2.750%, 01/23/19 (A)	1,500	1,497

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Shell International Finance BV
3.400%, 08/12/23	$2,500	$2,503
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,326
Total Capital International
2.875%, 02/17/22	4,000	3,962
Total Petroleum & Fuel Products		11,814
Real Estate [1.9%]
Prologis
4.250%, 08/15/23	2,500	2,576
Real Estate Investment Trusts [3.8%]
HCP
3.150%, 08/01/22	1,000	974
Kimco Realty
6.875%, 10/01/19	1,080	1,127
Simon Property Group
3.375%, 10/01/24	2,000	1,952
Welltower
3.750%, 03/15/23	1,250	1,236
Total Real Estate Investment Trusts		5,289
Regional Authority [1.5%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,056
Retail [3.2%]
AutoZone
4.000%, 11/15/20	1,400	1,424
Costco Wholesale
2.150%, 05/18/21	3,000	2,934
Total Retail		4,358
Security Brokers & Dealers [16.0%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,445
Citigroup
3.730%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,021
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,245
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,437
Goldman Sachs Group, MTN
3.630%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	2,700	2,713
HSBC Holdings
3.400%, 03/08/21	2,500	2,499
JPMorgan Chase
3.300%, 04/01/26	3,000	2,871
Macquarie Group
6.000%, 01/14/20 (A)	2,000	2,080
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,002

Description	Face Amount (000)	Value (000)
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	$1,250	$1,251
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,442
Total Security Brokers & Dealers		22,006
Telephones & Telecommunications [4.8%]
America Movil
5.000%, 03/30/20	2,600	2,672
AT&T
3.600%, 02/17/23	2,000	1,970
Verizon Communications
3.443%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	2,000	1,998
Total Telephones & Telecommunications		6,640
Total Corporate Bonds
(Cost $113,281)		111,735
Municipal Bonds [6.5%]
California [3.6%]
California State, Various Purpose, GO
3.500%, 04/01/28	3,700	3,689
State of California, GO
6.200%, 03/01/19	1,300	1,333
Total California		5,022
New York [2.9%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,776
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,204
Total New York		3,980
Total Municipal Bonds
(Cost $9,012)		9,002
Asset-Backed Securities [4.3%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,974
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20 (A)	4,000	3,997
Total Asset-Backed Securities
(Cost $6,006)		5,971

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)
Closed-End Fund [2.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund*(B)	338,919	$3,084
Total Closed-End Fund
(Cost $3,452)		3,084
Affiliated Registered Investment Company [2.1%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	116,460	2,882
Total Affiliated Registered Investment Company
(Cost $3,000)		2,882
Repurchase Agreement [2.2%]
Barclays (C)
2.100%, dated 06/29/18, repurchased on 07/02/18, repurchase price $3,000,525 (collateralized by a U.S. Government 5-year obligation, par value $3,120,300, 1.875%, 01/31/2022; with a total market value of $3,060,036)	3,000	3,000
Total Repurchase Agreement
(Cost $3,000)		3,000
Short-Term Investment** [1.1%]
SEI Daily Income Trust Government Fund, Cl F, 1.66%	1,446,248	1,446
Total Short-Term Investment
(Cost $1,446)		1,446
Total Investments [99.4%]
(Cost $139,197)		$137,120

Percentages are based on Net Assets of $137,950 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $12,993 (000), representing 9.4% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of June 30, 2018 was $3,084 (000) and represented 2.2% of the net assets of the Fund.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$111,735	$—	$111,735
Municipal Bonds	—	9,002	—	9,002
Asset-Backed Securities	—	5,971	—	5,971
Closed-End Fund	3,084	—	—	3,084
Affiliated Registered Investment Company	2,882	—	—	2,882
Repurchase Agreement	—	3,000	—	3,000
Short-Term Investment	1,446	—	—	1,446
Total Investments in Securities	$7,412	$129,708	$—	$137,120

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 9/30/17	$—
Purchases at cost	3,000
Proceeds from Sales	—
Unrealized Gain (Loss)	(118)
Realized Gain (Loss)	—
Ending balance as of 6/30/18	$2,882
Dividend Income	$53

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [92.2%]
California [90.9%]
Anaheim, Housing & Public Improvements Authority, Ser A, RB
5.000%, 10/01/26	$500	$601
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	685
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	536
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	570
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	608
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	116
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	115
California State, GO
5.250%, 09/01/22	1,000	1,138
California State, GO
5.000%, 11/01/19	1,000	1,046
California State, GO
5.000%, 09/01/20	1,000	1,075
California State, GO
5.000%, 12/01/21	1,000	1,109
California State, GO
5.000%, 10/01/22	1,000	1,130
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,105
California State, GO
5.000%, 11/01/24	1,000	1,172
California State, GO
5.000%, 08/01/26	1,000	1,199
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,149
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	573
California State, GO
4.000%, 02/01/19	1,000	1,015

Description	Face Amount (000)	Value (000)
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	$1,000	$1,013
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,045
California State, Infrastructure & Economic Development Bank, RB
5.000%, 05/15/28	1,000	1,218
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,126
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	445	460
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	546
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,774
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	266
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	596
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	955
California State, Public Works Board, Various Capital Projects, Ser G1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(B)	250	262
California State, Ser E, GO
Callable 07/30/18 @ 100
2.231%, 12/01/29(A)	1,500	1,504
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,062
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	286

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	$350	$401
Central Basin, Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,034
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,124
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	398
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	510
Culver, Redevelopment Agency Successor Agency, TA
5.000%, 11/01/28	1,000	1,222
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,000
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	511
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,041
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,031
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	552
Inglewood, Redevelopment Agency Successor Agency, Sub-Ser, TA, BAM
5.000%, 05/01/23	500	566
JPM Chase Putters, Ser 2015-ZF0159, GO
1.660%, 08/01/22(A) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0183, RB
1.590%, 12/01/22(A) (C) (D)	1,000	1,000
JPM Chase Putters, Ser 2015-ZF0184, RB
1.590%, 12/01/22(A) (C) (D)	1,000	1,000

Description	Face Amount (000)	Value (000)
JPM Chase Putters, Ser 2015-ZF0184, RB
1.540%, 02/01/23(A) (C) (D)	$1,000	$1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,123
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	592
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(B)	2,010	2,092
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,204
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	564
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	593
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	643
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	518
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	576
Los Angeles, Department of Water & Power, Waterworks Revenue, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	1,000	1,191
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	594
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	590
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	298
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,074

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	$350	$350
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,068
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	500
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	369
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	701
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	296
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	581
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,103
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	541
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	419
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,195
San Francisco City & County, Airport Commission, RB, AMT
5.000%, 05/01/27	2,000	2,363
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
3.750%, 07/01/18	500	500

Description	Face Amount (000)	Value (000)
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	$1,000	$1,184
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	583
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 07/30/18 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,056
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	568
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	378
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,198
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	781
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	523
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	527
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	240
Southern California, Public Power Authority, Ser B, RB
Callable 11/01/20 @ 100
1.760%, 07/01/40(A)	3,000	3,004
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	239

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	$200	$238
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	578
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	495	569
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	124
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	532
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,000	1,963
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,447
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	230	258
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	302
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	422
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,183
Total California		81,325
Virginia [1.3%]
Virginia State, Public Building Authority, Ser A, RB
5.000%, 08/01/24	1,000	1,157
Total Municipal Bonds
(Cost $82,145)		82,482

Description	Face Amount (000)	Value (000)
Affiliated Registered Investment Company [1.1%]
City National Rochdale Municipal High Income Fund, Cl N‡	$93,897	$1,004
Total Affiliated Registered Investment Company
(Cost $1,000)		1,004
Repurchase Agreement [4.5%]
Barclays (E)
2.100%, dated 06/29/18, repurchased on 07/02/18,
repurchase price $4,000,700 (collateralized by various U.S. Government obligations, par values ranging from $1,016,000 to $3,038,500, 1.500% - 3.000%, 12/31/18 – 05/15/47; with a total market value of $4,080,060)	4,000	4,000
Total Repurchase Agreement
(Cost $4,000)		4,000
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%**	826,776	827
Total Short-Term Investment
(Cost $827)		827
Total Investments [98.7%]
(Cost $87,972)		$88,313

Percentages are based on Net Assets of $89,513 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2018.
‡	Investment in Affiliate.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $4,000 (000), representing 4.5% of the net assets of the Fund.
(E)	Tri-party Repurchase Agreement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

AGC — American Guarantee Corporation

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,482	$—	$82,482
Affiliated Registered Investment Company	1,004	—	—	1,004
Repurchase Agreement	—	4,000	—	4,000
Short-Term Investment	827	—	—	827
Total Investments in Securities	$1,831	$86,482	$—	$88,313

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 (000):

City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/17	$531
Purchases at Cost	2,250
Proceeds from Sales	(1,777)
Realized Gain (Loss)	3
Unrealized Gain (Loss)	(3)
Ending balance as of 6/30/2018	$1,004
Dividend Income	$2

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.2%]
Alabama [1.3%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,392
Jefferson County, Sewer Revenue, RB
Callable 10/01/23 @ 105
0.814%, 10/01/23(C)	2,500	2,146
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,368
Total Alabama		16,906
Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 07/16/18 @ 100
5.000%, 06/01/46	6,000	6,000
Arizona [1.9%]
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,020
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,525
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	609
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
4.250%, 11/15/26	445	443
Glendale, Industrial Development Authority, Terrace of Phoenix Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38	450	474
Glendale, Industrial Development Authority, Terrace of Phoenix Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48	915	958

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(A)	$1,400	$1,507
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A)	3,300	3,376
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,633
Salt Verde Financial, Gas Revenue, RB
5.000%, 12/01/37	8,000	9,706
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(A)	1,200	1,281
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(A)	2,015	2,040
Total Arizona		24,572
California [8.6%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(B)	6,500	6,838
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,708
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(A)	4,000	4,391
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/42	6,915	7,642
California State, Municipal Finance Authority, RB, AMT
Callable 06/30/28 @ 100
5.000%, 12/31/43	1,000	1,124

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB, AMT
Callable 06/30/28 @ 100
5.000%, 12/31/47	$1,000	$1,121
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
3.250%, 11/15/32	625	615
California State, Municipal Finance Authority, Windsor Mobile Country Club, RB
Callable 11/15/27 @ 100
4.000%, 11/15/37	200	207
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(A)	5,000	5,420
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/30/18 @ 100
5.000%, 11/21/45(A)	1,975	1,997
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,709
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,093
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(A)	500	554
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,195
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	609
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,063

Description	Face Amount (000)	Value (000)
California Statewide, Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45	$3,155	$1,892
California Statewide, Financing Authority, Ser C, RB
Callable 07/16/18 @ 8
7.914%, 06/01/55(C)	50,000	2,724
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,575
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,176
Fontana City, Community Facilities District No. 80, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/46	755	830
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,053
Golden State, Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 07/16/18 @ 100
5.125%, 06/01/47	7,280	7,280
Golden State, Tobacco Securitization, RB
Callable 07/05/18 @ 100
5.750%, 06/01/47	9,230	9,232
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/16/18 @ 31
6.876%, 06/01/36(C)	25,000	7,780
M-S-R, Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,554
Northern California, Gas Authority No. 1, Ser B, RB
2.266%, 07/01/27(D)	5,000	4,900
Northern California,Tobacco Securitization Authority, Ser A-1, RB
Callable 07/16/18 @ 100
5.375%, 06/01/38	4,650	4,658
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,112
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(B)	3,920	4,318

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	$1,000	$1,125
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,118
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,088
Southern California, Public Power Authority, Ser A, RB
3.050%, 11/01/38(D)	2,500	2,385
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/16/18 @ 100
5.000%, 06/01/37	3,000	3,008
West Hills, Community College District, Ser B, GO, AGM
Callable 08/01/31 @ 100
0.678%, 08/01/26(C)	2,250	2,059
Westminster School District, GO, BAM
Callable 08/01/39 @ 100
1.727%, 08/01/34(C)	5,000	3,012
Total California		109,165
Colorado [6.9%]
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	750
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,064
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,640
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,860	2,892
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,510

Description	Face Amount (000)	Value (000)
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	$1,500	$1,530
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,440
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,936
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	540
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,220	1,248
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,023
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,012
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(B)	2,860	3,238
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(B)	2,345	2,614
Clear Creek Station Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,015
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(A)	915	924
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(A)	1,930	1,947

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A)	$1,515	$1,499
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A)	2,655	2,610
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(A)	1,000	1,057
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,203
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,346
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(A)	1,835	1,770
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(A)	2,305	2,206
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,049
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,034
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,969
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,836
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,261

Description	Face Amount (000)	Value (000)
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	$2,590	$2,607
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,496
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,274
North Holly, Metropolitan District, GO
5.500%, 12/01/48	1,755	1,755
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,194
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	566
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,024
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,537
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	728
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,610
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,706
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	536
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,739
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	1,000	1,066
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,011

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	$300	$314
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	359
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	240
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	104
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	615
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	685	694
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,517
Total Colorado		87,855
Connecticut [0.4%]
Tender Option Bond Trust Receipts/Certificates, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
10.800%, 12/01/45(A)(D) (E)	3,335	4,533
Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,073
District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,525

Description	Face Amount (000)	Value (000)
Florida [5.9%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	$2,500	$2,632
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	2,690	2,847
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	988
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 07/30/18 @ 100
7.000%, 01/01/35(D) (F)	815	775
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(F)	3,390	2,542
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(F)	1,000	750
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 07/30/18 @ 100
5.750%, 01/01/50(F)	945	846
Florida State, Development Finance, RB, AMT
Callable 01/01/19 @ 105
5.625%, 01/01/47(A)(D)	8,000	8,234
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(A)	4,930	5,123
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(A)	1,000	1,041
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,224

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	$3,000	$3,121
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A)	1,350	986
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A)	3,000	2,190
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	940	1,087
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,980	2,828
Jacksonville, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(A)	1,000	1,042
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,927
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,506
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(A)	1,605	1,622
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(B)	5,200	6,043
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,523

Description	Face Amount (000)	Value (000)
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	$5,000	$5,416
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	573
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,306
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(B)	3,000	3,256
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(A)	1,500	1,519
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(A)	2,500	2,537
Total Florida		74,484
Georgia [1.0%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,835
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,065
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	523
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	2,925	3,076

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Greene County, Development Authority, GLEN-I Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(A)	$3,400	$3,209
Rockdale County Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(A)	1,000	1,011
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	916
Total Georgia		12,635
Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(B)	2,160	2,344
Illinois [9.1%]
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,011
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,807
Chicago Board of Education, Ser C, GO
Callable 12/01/18 @ 100
5.000%, 12/01/21	1,000	1,005
Chicago Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,062
Chicago Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,024
Chicago Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,276
Chicago Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(A)	5,000	6,001
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,289

Description	Face Amount (000)	Value (000)
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	$2,000	$2,176
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,134
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,308
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	3,019
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(B)	5,825	6,467
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,503
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,243
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,164
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,136
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,041
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,593
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,473
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,570

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(A)	$2,500	$2,313
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,211
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(A)	2,500	2,303
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,034
Illinois State, Ser D, GO
5.000%, 11/01/25	3,000	3,193
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,592
Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	5,000	5,245
Romeoville Village, Lewis University, RB
4.125%, 10/01/41	1,250	1,238
Romeoville Village, Lewis University, RB
4.125%, 10/01/46	1,500	1,472
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/29	1,000	1,150
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,144
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,139
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,223
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 07/30/18 @ 100
5.350%, 03/01/31	75	55
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,680

Description	Face Amount (000)	Value (000)
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	$5,200	$5,223
Total Illinois		115,517
Indiana [1.8%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(A)	1,265	1,365
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,725
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,149
ChestertonTown, Storypoint Chesterton Project, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	2,100	2,198
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.750%, 05/01/34(D)	5,000	5,002
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,874
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,389
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,390
Total Indiana		23,092
Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,125
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 07/30/18 @ 100
5.500%, 06/01/42	1,180	1,184

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 07/30/18 @ 100
5.625%, 06/01/46	$1,665	$1,673
Total Iowa		4,982
Kansas [0.6%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,624
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,646
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	527
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	2,011
Total Kansas		7,808
Kentucky [2.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,322
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,705
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	4,169
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(B)	1,000	1,085

Description	Face Amount (000)	Value (000)
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(B)	$2,960	$3,218
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/24 @ 100
4.000%, 04/01/48(D)	4,000	4,264
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,182
Louisville, Louisville Gas and Electric Company Project, RB
1.500%, 10/01/33(D)	3,000	2,992
Total Kentucky		27,937
Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A)	5,665	5,873
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	2,049
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,155
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(A) (F)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(F)	1,435	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(F)	$3,474	$—
Total Louisiana		13,077
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(D)	1,000	1,007
Maryland [1.2%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,034
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	742
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,465
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(A)	1,000	1,013
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(A)	1,250	1,268
Maryland, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	3,126
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	808
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,294

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	$3,780	$4,099
Total Maryland		14,849
Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,518
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	6,120	5,958
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	1,000	1,104
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/48	1,000	1,097
Total Massachusetts		10,677
Michigan [1.9%]
Calhoun County, Hospital Finance Authority, Oaklawn Hospital, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,139
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,432
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,768
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,051
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 07/30/18 @ 100
5.875%, 12/01/30	2,000	1,989

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 07/16/18 @ 100
5.125%, 06/01/22	$2,620	$2,620
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 07/16/18 @ 100
6.000%, 06/01/34	4,000	4,020
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 07/16/18 @ 100
6.875%, 06/01/42	2,000	2,004
Total Michigan		24,023
Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,320	4,488
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/38	1,000	1,017
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/48	1,680	1,695
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/53	600	602
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,873
Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(A)	1,250	1,261
Minneapolis, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(A)	1,000	1,015
Minneapolis, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(A)	500	507

Description	Face Amount (000)	Value (000)
Saint Paul Park, Presbyterian Homes Bloomington Project, RB
Callable 09/01/24 @ 100
5.000%, 09/01/42	$1,000	$1,094
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,199
Total Minnesota		15,751
Mississippi [0.8%]
Mississippi State, Business Finance, Ser B, RB
Callable 07/02/18 @ 100
1.650%, 12/01/30(D)	10,000	10,000
Missouri [3.8%]
Blue Springs, Improvement Adams Farm Project, Ser A, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,428
Branson, Industrial Development Authority, Branson Shoppes Redevelopment, RB
Callable 11/01/25 @ 100
3.900%, 11/01/29	1,050	1,049
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	478
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	472
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	956
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(A)	1,000	1,034
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(A)	1,150	1,171

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(B)	$3,000	$3,348
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,071
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,067
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	3,000	3,183
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	4,500	4,695
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	5,199
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(A)	5,000	4,929
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,500	1,529
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 07/30/18 @ 100
7.000%, 08/15/32	975	975
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,311

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	$2,000	$1,983
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(A)	3,000	2,961
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,292
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,545
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,171
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,498
Total Missouri		48,345
Nebraska [0.6%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,104
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	6,017
Total Nebraska		7,121
Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,374
Clark County, Department of Aviation, Sub-Ser D-1, RB
1.530%, 07/01/36(D) (G)	2,500	2,500
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(A)	3,500	3,252

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	$1,000	$1,022
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(A)	100	109
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(A)	1,595	1,650
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(A)	1,000	1,023
Total Nevada		12,930
New Jersey [1.6%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	2,850	3,095
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,469
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	5,000	5,491
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	5,000	5,372
Total New Jersey		20,427
New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,322

Description	Face Amount (000)	Value (000)
New York [9.4%]
Brooklyn Arena, Barclays Center Local Development, Brooklyn Events Center, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/42	$10,000	$10,959
Brooklyn Arena, Barclays Center Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,718
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	5,086
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 07/30/18 @ 100
2.000%, 01/01/49	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 07/16/18 @ 100
5.125%, 06/01/46	8,620	8,541
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
1.550%, 08/01/43(D)	10,000	10,000
New York City, Water & Sewer System, RB
1.500%, 06/15/50(D)	2,540	2,540
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 07/16/18 @ 100
5.000%, 06/01/45	5,800	5,776
New York State, Housing Finance Agency, Ser A, RB
1.550%, 11/15/37(D) (G)	5,000	5,000
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	5,500	5,803
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,622

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York, Liberty Development, Goldman Sachs Headquarters, RB
5.250%, 10/01/35	$3,000	$3,724
New York, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(A)	2,500	2,756
New York, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	12,000	12,723
New York, Sub-Ser B, GO
1.590%, 10/01/46(D)	10,000	10,000
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,080
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,072
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,333
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	12,000	12,294
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/23 @ 100
5.000%, 06/01/45	5,000	5,069
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,204
Total New York		119,594
North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,523

Description	Face Amount (000)	Value (000)
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	$1,155	$1,226
Total North Carolina		2,749
North Dakota [0.6%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	1,996
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,210
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	2,500	2,718
Total North Dakota		6,924
Ohio [4.9%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/16/18 @ 100
5.125%, 06/01/24	2,870	2,863
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/16/18 @ 100
5.875%, 06/01/30	5,000	5,025
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/16/18 @ 100
5.750%, 06/01/34	3,090	3,094
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/16/18 @ 100
6.500%, 06/01/47	3,000	3,077
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/16/18 @ 100
5.875%, 06/01/47	9,500	9,541
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 07/16/18 @ 13
9.281%, 06/01/47(C)	25,000	2,043
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(A)	500	526

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	$3,800	$4,094
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,264
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	2,240	2,364
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,046
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,390	3,539
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(A)	1,800	1,842
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(A)	2,500	2,491
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,564
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(A)	5,250	5,439

Description	Face Amount (000)	Value (000)
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	$2,500	$2,616
Total Ohio		62,428
Oklahoma [0.8%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,649
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	3,030	2,119
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(F)	5,775	2,888
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(F)	2,500	1,250
Total Oklahoma		9,906
Oregon [0.2%]
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/47	1,500	1,646
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/52	1,250	1,367
Total Oregon		3,013
Pennsylvania [2.6%]
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(A)	500	549
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(A)	1,000	1,087

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	$2,500	$2,528
Montgomery County, Higher Education & Health Authority, Philadelphia Presbyterian Hospital, RB
Callable 12/01/24 @ 103
4.000%, 12/01/48	2,000	1,972
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,063
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,679
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,477
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
Callable 12/01/26 @ 100
5.500%, 12/01/42	5,000	5,747
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,118
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,520
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,252
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
5.250%, 07/01/18(A) (B)	2,020	2,081
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B)	3,000	3,725

Description	Face Amount (000)	Value (000)
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	$1,235	$1,267
Total Pennsylvania		33,065
Rhode Island [0.2%]
Tobacco Settlement Financing, Ser B, RB
Callable 07/16/18 @ 13
7.129%, 06/01/52(C)	26,270	2,765
South Carolina [1.5%]
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/47	2,000	2,077
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/52	2,550	2,636
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	8,375	9,050
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,819
Total South Carolina		19,582
Tennessee [0.6%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,076
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(B)	2,000	2,167
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	957

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31(A)	$2,750	$2,652
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37(A)	1,145	1,072
Total Tennessee		7,924
Texas [11.1%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	414
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,370
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(B)	3,250	3,524
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	402
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	250
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	602
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	498
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,078

Description	Face Amount (000)	Value (000)
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	$1,000	$1,070
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,190
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(B)	1,025	1,115
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
7.000%, 09/01/19(B)	475	518
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.625%, 09/01/19(B)	450	489
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	3,351
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,246
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(B)	5,300	6,021
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	500
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	500
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
1.530%, 05/01/46(D)	4,000	4,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	$500	$503
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	402
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	376
Mission, Economic Development, Natgasline Project, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(A)	2,000	2,070
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,290
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	6,610	6,767
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,017
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,536
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(A)	4,000	4,008
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser S, RB
Callable 08/15/21 @ 100
5.125%, 08/15/47(A)	1,500	1,500

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/42	$2,000	$2,102
New Hope, Cultural Education Facilities Finance, LongHorn Village Project, RB
Callable 01/01/24 @ 103
5.000%, 01/01/47	2,000	2,094
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	1,009
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,200	1,206
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	405
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	503
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,955
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(A)	900	954
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(A)	1,700	1,810
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(B)	5,000	5,468
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,681

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(F)	$4,950	$1,188
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 07/30/18 @ 100
4.500%, 11/15/21	2,840	2,813
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 07/30/18 @ 100
5.750%, 11/15/37	6,000	5,533
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	5,315	4,860
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,900
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/37	3,000	3,294
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/46	3,000	3,269
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	2,000	2,231
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,446

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	$10,000	$10,843
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	11,720	12,489
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(B)	555	584
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	5,601
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,689
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,895
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,082
Total Texas		140,511
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(D)	1,000	1,000
Virgin Islands [0.4%]
Virgin Islands, Public Finance Authority, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	1,950

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Virgin Islands, Public Finance Authority, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	$3,155	$2,934
Total Virgin Islands		4,884
Virginia [1.3%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(A)	1,000	1,027
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(A)	2,000	2,055
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(A)	4,025	4,079
Tobacco Settlement Financing, Ser B1, RB
Callable 07/16/18 @ 100
5.000%, 06/01/47	1,560	1,560
Virginia State, Small Business Financing Authority, Covanta Project, RB, AMT
Callable 07/01/23 @ 100
5.000%, 01/01/48(A)(D)	500	509
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	907
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/47	2,500	2,626
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/52	3,880	4,063
Total Virginia		16,826
Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38	400	410
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(A)	325	341

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(A)	$750	$780
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(A)	4,215	4,482
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,323
Total Washington		8,336
West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,650	1,623
Wisconsin [5.9%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	1,580	1,629
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(A)	1,250	1,287
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(A)	3,460	3,557
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/26 @ 100
4.000%, 11/15/46	7,615	7,733
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/37	1,110	1,162
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/41	955	997

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	$2,500	$2,703
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/40	1,000	1,050
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/45	1,000	1,048
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	750	784
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,041
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,286
Wisconsin, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,151
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(A)	1,500	1,516
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(A)	3,100	3,017
Wisconsin, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,760
Wisconsin, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(A)	4,000	4,053

Description	Face Amount (000)	Value (000)
Wisconsin, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(A)	$3,000	$2,970
Wisconsin, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,417
Wisconsin, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,931
Wisconsin, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,460
Wisconsin, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,059
Wisconsin, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A)	3,000	2,971
Wisconsin, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A)	4,280	4,134
Wisconsin, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,415	1,506
Wisconsin, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,013
Total Wisconsin		75,235
American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	2,934
Guam [0.9%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(B)	2,000	2,151

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(B)	$6,000	$6,432
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,738
Total Guam		11,321
Total Municipal Bonds
(Cost $1,214,833)		1,234,577
Short-Term Investment [2.2%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%**	28,248,927	28,249
Total Short-Term Investment
(Cost $28,249)		28,249
Total Investments [99.4%]
(Cost $1,243,082)		$1,262,826

Percentages are based on Net Assets of $1,270,781 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $197,768 (000), representing 15.6% of the net assets of the Fund.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2018.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2018 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,234,577	$—	$1,234,577
Short-Term Investment	28,249	—	—	28,249
Total Investments in Securities	$28,249	$1,234,577	$—	$1,262,826

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.0%]
Advertising Agencies [1.9%]
MDC Partners
6.500%, 05/01/24(A)	$1,325	$1,149
Aerospace & Defense [0.2%]
Kratos Defense & Security Solutions
6.500%, 11/30/25(A)	100	104
Auto Rent & Lease [0.3%]
Flexi-Van Leasing
10.000%, 02/15/23(A)	175	165
Auto/Trk Prts and Equip-Repl [0.1%]
Allison Transmission
4.750%, 10/01/27(A)	75	70
Auto-Med and Heavy Duty Trks [0.3%]
JB Poindexter
7.125%, 04/15/26(A)	200	205
Automotive [1.1%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	700	676
Autoparts [1.4%]
Delphi Technologies
5.000%, 10/01/25(A)	350	334
LKQ European Holdings BV
4.125%, 04/01/28(A)	250	287
Titan International
6.500%, 11/30/23(A)	250	249
Total Autoparts		870
Banks [0.6%]
CIT Group
6.125%, 03/09/28	50	52
Compass Bank
3.875%, 04/10/25	300	289
Total Banks		341
Batteries/Battery Sys [0.2%]
EnerSys
5.000%, 04/30/23(A)	100	99
Broadcasting & Cable [9.2%]
Altice France
7.375%, 05/01/26(A)	950	929
6.250%, 05/15/24(A)	200	194
AMC Networks
4.750%, 08/01/25	100	96
CCO Holdings
5.125%, 05/01/27(A)	750	702
5.000%, 02/01/28(A)	350	320
CSC Holdings
5.500%, 04/15/27(A)	175	167
5.250%, 06/01/24	150	142
DISH DBS
7.750%, 07/01/26	500	438
5.875%, 11/15/24	300	254

Description	Face Amount (000)	Value (000)
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	$400	$364
3.500%, 03/01/28(A)	300	331
Univision Communications
5.125%, 05/15/23(A)	150	144
UPCB Finance IV
5.375%, 01/15/25(A)	200	190
Videotron
5.125%, 04/15/27(A)	150	146
Virgin Media Finance
6.375%, 04/15/23(A)	350	350
Virgin Media Secured Finance
5.000%, 04/15/27(A)	350	450
Ziggo BV
5.500%, 01/15/27(A)	350	327
Total Broadcasting & Cable		5,544
Building & Construction [5.2%]
Cleaver-Brooks
7.875%, 03/01/23(A)	375	386
Grinding Media
7.375%, 12/15/23(A)	950	991
Novelis
6.250%, 08/15/24(A)	375	375
5.875%, 09/30/26(A)	140	134
Standard Industries
5.000%, 02/15/27(A)	100	93
4.750%, 01/15/28(A)	650	596
Summit Materials
8.500%, 04/15/22	350	375
Williams Scotsman International
7.875%, 12/15/22(A)	175	181
Total Building & Construction		3,131
Building-Heavy Construct [0.5%]
New Enterprise Stone & Lime
6.250%, 03/15/26(A)	75	76
Tutor Perini
6.875%, 05/01/25(A)	206	206
Total Building-Heavy Construct		282
Chemicals [0.3%]
PQ
6.750%, 11/15/22(A)	200	210
Commercial Services [0.4%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	214
Containers & Packaging [0.1%]
Reynolds Group Issuer
6.875%, 02/15/21	69	70
Data Processing/Mgmt [1.3%]
First Data
7.000%, 12/01/23(A)	200	208
5.750%, 01/15/24(A)	550	550
Total Data Processing/Mgmt		758

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Diagnostic Equipment [0.7%]
Avantor
6.000%, 10/01/24(A)	$400	$396
Distribution/Wholesale [0.1%]
American Tire Distributors
10.250%, 03/01/22(A)	325	71
Diversified Operations [1.0%]
Actuant
5.625%, 06/15/22	175	177
Amsted Industries
5.375%, 09/15/24(A)	450	447
Total Diversified Operations		624
Drugs [1.3%]
Endo Dac
5.875%, 10/15/24(A)	350	341
Endo Finance
7.250%, 01/15/22(A)	75	69
5.375%, 01/15/23(A)	125	100
Valeant Pharmaceuticals International
6.500%, 03/15/22(A)	100	104
5.500%, 11/01/25(A)	150	148
Total Drugs		762
E-Commerce/Services [0.2%]
Match Group
5.000%, 12/15/27(A)	100	93
Educational Services [0.4%]
Graham Holdings
5.750%, 06/01/26(A)	250	252
Educational Software [0.1%]
Ascend Learning
6.875%, 08/01/25(A)	75	76
Electric Utilities [1.1%]
Terraform Global Operating
6.125%, 03/01/26(A)	650	642
Electronic Measur Instr [0.2%]
Itron
5.000%, 01/15/26(A)	150	142
Energy & Power [0.4%]
Pattern Energy Group
5.875%, 02/01/24(A)	250	250
Enterprise Software/Serv [1.0%]
Infor US
6.500%, 05/15/22	600	601
Entertainment & Gaming [1.9%]
AMC Entertainment Holdings
6.125%, 05/15/27	375	364
5.875%, 11/15/26	75	72
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (B) (C)	35	18
9.375%, 11/15/29(A) (B)	16	—

Description	Face Amount (000)	Value (000)
MGM Resorts International
5.750%, 06/15/25	$200	$200
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	475	477
Total Entertainment & Gaming		1,131
Financial Services [5.9%]
Icahn Enterprises
5.875%, 02/01/22	650	651
Jefferies Finance
7.500%, 04/15/21(A)	450	457
7.375%, 04/01/20(A)	520	522
7.250%, 08/15/24(A)	300	294
6.875%, 04/15/22(A)	200	200
Lincoln Finance
7.375%, 04/15/21(A)	150	155
LoanCore Capital Markets
6.875%, 06/01/20(A)	450	455
Oxford Finance
6.375%, 12/15/22(A)	250	254
Quicken Loans
5.750%, 05/01/25(A)	50	49
5.250%, 01/15/28(A)	575	530
Total Financial Services		3,567
Food, Beverage & Tobacco [4.0%]
Beverages & More
11.500%, 06/15/22(A)	225	194
FAGE International
5.625%, 08/15/26(A)	560	515
Post Holdings
5.625%, 01/15/28(A)	450	422
5.500%, 03/01/25(A)	200	195
Vector Group
6.125%, 02/01/25(A)	1,150	1,111
Total Food, Beverage & Tobacco		2,437
Food-Wholesale/Distrib [0.4%]
KeHE Distributors
7.625%, 08/15/21(A)(B)	270	263
Gas-Distribution [2.6%]
AmeriGas Partners
5.750%, 05/20/27	275	261
5.500%, 05/20/25	100	97
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,050	1,061
Superior Plus
7.000%, 07/15/26(A)	150	151
Total Gas-Distribution		1,570
Gold Mining [2.0%]
Eldorado
6.125%, 12/15/20(A)	950	917
Yamana
4.950%, 07/15/24	300	299
Total Gold Mining		1,216

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Human Resources [0.3%]
AMN Healthcare
5.125%, 10/01/24(A)	$200	$194
Insurance [2.6%]
American Equity Investment Life Holding
5.000%, 06/15/27	275	268
Fidelity & Guaranty Life Holdings
5.500%, 05/01/25(A)	800	780
HUB International
7.000%, 05/01/26(A)	250	247
USIS Merger Sub
6.875%, 05/01/25(A)	300	299
Total Insurance		1,594
Internet Connectiv Svcs [0.9%]
Zayo Group
6.375%, 05/15/25	300	305
5.750%, 01/15/27(A)	250	246
Total Internet Connectiv Svcs		551
Investment Banker/Broker Dealer [0.4%]
NFP
6.875%, 07/15/25(A)	275	270
Machinery-General Indust [0.2%]
Tennant
5.625%, 05/01/25	100	99
Machinery-Pumps [0.2%]
Mueller Water Products
5.500%, 06/15/26(A)	125	126
Marine Services [1.4%]
Great Lakes Dredge & Dock
8.000%, 05/15/22	850	869
Medical Products & Services [1.8%]
Halyard Health
6.250%, 10/15/22	400	410
HCA
5.500%, 06/15/47	200	183
Hill-Rom Holdings
5.000%, 02/15/25(A)	160	155
Tenet Healthcare
4.625%, 07/15/24(A)	350	332
Total Medical Products & Services		1,080
Metals & Mining [0.0%]
New Day Aluminum
10.000%, 10/25/20(B)	6	6
Miscellaneous Business Services [0.3%]
Carriage Services
6.625%, 06/01/26(A)	150	152
Multi-line Insurance [0.3%]
Assurant
7.000%, VAR ICE LIBOR USD 3 Month+4.135%, 03/27/48	150	151

Description	Face Amount (000)	Value (000)
Oil-Field Services [1.0%]
Exterran Energy Solutions
8.125%, 05/01/25	$575	$607
Paper & Related Products [0.6%]
Clearwater Paper
5.375%, 02/01/25(A)	225	204
4.500%, 02/01/23	150	140
Total Paper & Related Products		344
Petroleum & Fuel Products [11.6%]
American Midstream Partners
8.500%, 12/15/21(A)	735	720
Antero Resources
5.125%, 12/01/22	350	351
Callon Petroleum
6.125%, 10/01/24	150	152
Comstock Resources
10.000% cash/12.250% PIK, 03/15/20	300	313
Covey Park Energy
7.500%, 05/15/25(A)	245	250
Crestwood Midstream Partners
5.750%, 04/01/25	150	150
Gibson Energy
5.250%, 07/15/24(A)	450	343
Indigo Natural Resources
6.875%, 02/15/26(A)	675	651
Jagged Peak Energy
5.875%, 05/01/26(A)	150	147
Legacy Reserves
8.000%, 12/01/20	395	336
6.625%, 12/01/21	585	465
Moss Creek Resources Holdings
7.500%, 01/15/26(A)	550	539
Parkland Fuel
6.000%, 04/01/26(A)	350	345
PDC Energy
5.750%, 05/15/26(A)	375	371
QEP Resources
5.375%, 10/01/22	200	204
SRC Energy
6.250%, 12/01/25(A)	150	150
Summit Midstream Holdings
5.750%, 04/15/25	300	285
Trinidad Drilling
6.625%, 02/15/25(A)	125	120
Unit
6.625%, 05/15/21	1,100	1,097
Total Petroleum & Fuel Products		6,989
Property/Casualty Ins [0.5%]
AmWINS Group
7.750%, 07/01/26(A)	275	279
Publishing-Books [3.2%]
Cengage Learning
9.500%, 06/15/24(A)	1,075	906

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	$1,125	$1,040
Total Publishing-Books		1,946
Radio [1.2%]
Sirius XM Radio
5.375%, 07/15/26(A)	350	337
5.000%, 08/01/27(A)	200	187
3.875%, 08/01/22(A)	200	193
Total Radio		717
Real Estate [1.0%]
Kennedy-Wilson
5.875%, 04/01/24	644	625
Real Estate Investment Trusts [1.3%]
CoreCivic
4.750%, 10/15/27	300	272
GEO Group
6.000%, 04/15/26	400	388
5.875%, 10/15/24	100	99
Total Real Estate Investment Trusts		759
Real Estate Oper/Develop [1.3%]
Greystar Real Estate Partners
5.750%, 12/01/25(A)	325	315
Hunt
6.250%, 02/15/26(A)	525	490
Total Real Estate Oper/Develop		805
Regional Authority [0.0%]
Mashantucket Western Pequot Tribe
6.500% cash/6.500% PIK, 07/01/36(B)	99	2
Resorts/Theme Parks [0.2%]
Boyne USA
7.250%, 05/01/25(A)	125	130
Retail [5.4%]
Albertsons
6.085%, VAR ICE LIBOR USD 3 Month+3.750%, 01/15/24(A)	475	476
5.750%, 03/15/25	225	199
Beacon Roofing Supply
4.875%, 11/01/25(A)	90	83
Carrols Restaurant
8.000%, 05/01/22	350	364
Cumberland Farms
6.750%, 05/01/25(A)	300	304
Ferrellgas
6.750%, 01/15/22	300	271
6.750%, 06/15/23	600	522
Lithia Motors
5.250%, 08/01/25(A)	200	195
Nathan's Famous
6.625%, 11/01/25(A)	400	404

Description	Face Amount (000)	Value (000)
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	$400	$416
Total Retail		3,234
Security Brokers & Dealers [0.7%]
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/49	400	406
Steel & Steel Works [0.6%]
Big River Steel
7.250%, 09/01/25(A)	325	334
Telephones & Telecommunications [3.7%]
Inmarsat Finance
4.875%, 05/15/22(A)	600	589
Level 3 Financing
5.375%, 08/15/22	150	150
5.375%, 01/15/24	450	441
5.375%, 05/01/25	100	96
Qualitytech
4.750%, 11/15/25(A)	125	117
Sprint Communications
9.000%, 11/15/18(A)	200	204
7.000%, 03/01/20(A)	600	623
Total Telephones & Telecommunications		2,220
Transportation Services [0.6%]
VOC Escrow
5.000%, 02/15/28(A)	300	284
Wabash National
5.500%, 10/01/25(A)	90	86
Total Transportation Services		370
Utility [1.3%]
Suburban Propane Partners
5.875%, 03/01/27	250	234
5.750%, 03/01/25	250	240
5.500%, 06/01/24	350	339
Total Utility		813
Waste Disposal [0.3%]
Waste Pro USA
5.500%, 02/15/26(A)	150	144
Wrangler Buyer
6.000%, 10/01/25(A)	60	57
Total Waste Disposal		201
Web Hosting/Design [1.7%]
EIG Investors
10.875%, 02/01/24	850	936
VeriSign
4.750%, 07/15/27	100	96
Total Web Hosting/Design		1,032
Total Corporate Bonds
(Cost $56,807)		54,886

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Loan Participations [5.3%]
Computers & Electronics [0.9%]
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
4.594%, 04/16/25(D)	$1	$—
SS&C Technologies, Term Loan B, 1st Lien
4.594%, 04/16/25(D)	3	3
TIBCO Software Inc., Term Loan B-1, 1st Lien
5.600%, VAR LIBOR+3.500%, 12/04/20	532	532
Total Computers & Electronics		535
Energy [1.6%]
Express Oil, 1st Lien
5.334%, 03/20/25	3	3
5.334%, 03/25/20	345	341
Express Oil, Unfunded
1.000%, 03/25/20	52	52
Invenergy Thermal, Term Loan, 1st Lien
7.834%, 10/19/22	411	407
Permian Production, Term Loan B, 1st Lien (B)
8.090%, 05/09/24	150	144
Total Energy		947
Entertainment and Leisure [0.3%]
Crown Finance, Tranche Term Loan, 1st Lien
4.594%, 02/28/25(E)	200	198
Printing & Publishing [0.2%]
Cengage Learning, Inc., 2016 Refinancing Term Loan,
6.335%, 06/07/23(E)	150	138
Retail [1.5%]
Belk, Term Loan, 1st Lien
7.088%, VAR LIBOR+4.750%, 12/12/22	146	113
Blue Nile, Term Loan, 1st Lien
8.594%, 01/20/23 (B) (D)	168	169
Euro Garages, 1st Lien
6.334%, 02/07/25(D)	150	149
Hardware Holdings, Term Loan B
8.594%, 03/30/20 (B)	321	311
Sears, Cov-Lite, 1st Lien
6.507%, 01/18/19	30	30
Springs Window Fashions, 2nd Lien
10.573%, 05/25/26 (B)	150	144
Total Retail		916
Specialty Apparel Stores [0.8%]
Boot Barn, Term Loan, 1st Lien
6.834%, 06/24/21 (B)	485	483

Description	Face Amount (000)/Shares	Value (000)
Telecommunications [0.0%]
Lumentum, Bridge Term Loan B, 1st Lien
0.000%, 09/07/18 (B) (D)	$500	$—
Total Loan Participations
(Cost $3,190)		3,217
Common Stock [0.6%]
Electronic Equipment & Instruments [0.0%]
CUI *(B) (F) (G)	—	8
Metals & Mining [0.0%]
Mirabela Nickel * (B) (F) (G)	2,465,571	—
Miscellaneous Manufacturing [0.0%]
CEVA Group *	22	6
Oil, Gas & Consumable Fuels [0.5%]
Approach Resources *	2,831	7
SandRidge Energy *	16,758	297
Titan Energy *	11,458	4
Total Oil, Gas & Consumable Fuels		308
Petroleum & Fuel Products [0.1%]
MWO *	130	13
Total Common Stock
(Cost $1,143)		335
Convertible Bond [0.2%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A) (B) (C) (G)	653	144
Total Convertible Bond
(Cost $653)		144
Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (F) (G)	8,500	—
Total Special Stock
(Cost $9)		—
Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 *	49	13
Total Preferred Stock
(Cost $44)		13

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares	Value (000)
Short-Term Investment** [1.6%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%	957,817	$958
Total Short-Term Investment
(Cost $958)		958
Total Investments [98.7%]
(Cost $62,804)		$59,553

Percentages are based on Net Assets of $60,337 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $38,521 (000), representing 63.8% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of June 30, 2018 was $2,032 (000) and represented 0.3% of net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Unsettled bank loan.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2018 was $8 (000) and represented 0.0% of net assets of the Fund.
(G)	Level 3 security in accordance with fair value hierarchy.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in-Kind

Ser — Series

USD — U.S Dollar

VAR — Variable Rate

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (000)
JPMorgan Chase Bank	07/16/18	USD	461,000	CAD	355,849	$5
JPMorgan Chase Bank	07/16/18	USD	349,000	GBP	468,830	8
JPMorgan Chase Bank	07/16/18	CHF	18,000	USD	18,083	—
Montgomery/Bank of America	07/16/18	USD	548,000	EUR	646,911	6
						$19

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$54,886	$—	$54,886
Loan Participations	—	3,217	—	3,217
Common Stock	327	—	8	335
Convertible Bond	—	—	144	144
Special Stock	—	—	—	—
Preferred Stock	—	13	—	13
Short-Term Investment	958	—	—	958
Total Investments in Securities	$1,285	$58,116	$152	$59,553

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$19	$—	$19

*	Forwards contracts are valued at the unrealized Appreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [63.8%]
Consumer Discretionary [4.9%]
AutoZone
3.700%, 04/15/22	$250	$251
2.500%, 04/15/21	1,000	976
Daimler Finance North America
2.785%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	4,001
ERAC USA Finance
3.300%, 10/15/22(A)	250	246
Gap
5.950%, 04/12/21	495	518
General Motors Financial
4.350%, 01/17/27	2,500	2,419
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	984
Tupperware Brands
4.750%, 06/01/21	500	513
Total Consumer Discretionary		9,908
Consumer Staples [0.2%]
Campbell Soup
8.875%, 05/01/21	350	395
Energy [0.2%]
DCP Midstream Operating
9.750%, 03/15/19(A)	114	119
Energy Transfer Partners
3.600%, 02/01/23	200	195
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	130
Total Energy		444
Financials [30.5%]
Alleghany
5.625%, 09/15/20	270	282
American Express
2.969%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	5,805	5,793
Axis Specialty Finance
5.875%, 06/01/20	250	261
Bank of America, MTN
3.207%, VAR ICE LIBOR USD 3 Month+0.870%, 04/01/19	3,000	3,017
Bank of Montreal, MTN
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	4,070	4,082
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,214
Barclays
4.375%, 01/12/26	1,500	1,457
Capital One Financial
4.200%, 10/29/25	1,000	971
Citigroup
4.500%, 01/14/22	2,000	2,054

Description	Face Amount (000)	Value (000)
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	$5,000	$4,908
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,500
Deutsche Bank, MTN
2.850%, 05/10/19	2,485	2,463
Goldman Sachs Group, MTN
3.630%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,522
Jefferies Group
5.125%, 01/20/23	2,700	2,807
JPMorgan Chase
3.125%, 01/23/25	4,700	4,495
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	12
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	127
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,006
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,970
NASDAQ OMX Group
5.550%, 01/15/20	749	776
Principal Financial Group
3.300%, 09/15/22	200	198
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	2,250	2,252
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,819
Toronto-Dominion Bank, MTN
2.923%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	3,100	3,116
Total Financials		62,102
Health Care [5.9%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,034
AbbVie
2.850%, 05/14/23	2,500	2,408
CVS Health
3.500%, 07/20/22	2,000	1,982
Gilead Sciences
2.950%, 03/01/27	5,000	4,671
Total Health Care		12,095
Industrials [1.7%]
Carlisle
3.750%, 11/15/22	250	249
IDEX
4.200%, 12/15/21	250	252

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
John Deere Capital, MTN
2.800%, 09/08/27	$2,500	$2,334
Penske Truck Leasing
4.875%, 07/11/22(A)	200	208
4.250%, 01/17/23(A)	300	305
Roper Technologies
3.125%, 11/15/22	200	196
Total Industrials		3,544
Information Technology [4.8%]
Fiserv
3.500%, 10/01/22	250	246
KLA-Tencor
4.650%, 11/01/24	2,500	2,584
Oracle
2.500%, 05/15/22	5,000	4,868
Western Union
5.253%, 04/01/20	2,000	2,058
Total Information Technology		9,756
Materials [2.7%]
Airgas
2.900%, 11/15/22	250	243
Avery Dennison
5.375%, 04/15/20	405	418
Rio Tinto Finance USA
3.750%, 06/15/25	4,780	4,808
Total Materials		5,469
Real Estate [4.5%]
American Tower
4.000%, 06/01/25	1,800	1,765
DDR
4.625%, 07/15/22	250	256
Equity Commonwealth
5.875%, 09/15/20	105	108
HCP
4.000%, 06/01/25	2,770	2,711
Highwoods Realty
3.625%, 01/15/23	200	196
National Retail Properties
3.800%, 10/15/22	350	351
Regency Centers
3.750%, 11/15/22	250	249
Senior Housing Properties Trust
6.750%, 12/15/21	500	536
Washington
3.950%, 10/15/22	250	251
Welltower
4.950%, 01/15/21	155	160
3.750%, 03/15/23	2,500	2,472
Total Real Estate		9,055
Telecommunication Services [6.2%]
America Movil
3.125%, 07/16/22	4,000	3,931
AT&T
3.600%, 02/17/23	5,000	4,926

Description	Face Amount (000)	Value (000)
Verizon Communications
4.600%, 04/01/21	$3,600	$3,722
Total Telecommunication Services		12,579
Utilities [2.2%]
Exelon Generation
3.400%, 03/15/22	2,500	2,483
Korea Electric Power
6.750%, 08/01/27	75	91
National Fuel Gas
4.900%, 12/01/21	500	515
Puget Energy
6.000%, 09/01/21	500	535
5.625%, 07/15/22	250	265
Southwestern Electric Power
3.550%, 02/15/22	500	503
Total Utilities		4,392
Total Corporate Bonds
(Cost $131,385)		129,739
U.S. Government Mortgage-Backed Obligations [14.2%]
FHLMC, Pool 1B2677
3.650%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	3	3
FHLMC, Pool 1B2683
3.650%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	2
FHLMC, Pool 1B2692
3.515%, VAR ICE LIBOR USD 12 Month+1.766%, 12/01/34	5	6
FHLMC, Pool A93505
4.500%, 08/01/40	20	21
FHLMC, Pool A93996
4.500%, 09/01/40	30	31
FHLMC, Pool C03490
4.500%, 08/01/40	157	165
FHLMC, Pool C09015
3.000%, 10/01/42	157	153
FHLMC, Pool G02940
5.500%, 05/01/37	4	4
FHLMC, Pool G04222
5.500%, 04/01/38	8	8
FHLMC, Pool G04913
5.000%, 03/01/38	32	34
FHLMC, Pool G08003
6.000%, 07/01/34	10	11
FHLMC, Pool G11880
5.000%, 12/01/20	3	3
FHLMC, Pool G18124
6.000%, 06/01/21	3	3
FHLMC, Pool J19197
3.000%, 05/01/27	82	82
FHLMC, Pool Q08998
3.500%, 06/01/42	113	113
FHLMC, Pool Q10378
3.000%, 08/01/42	146	142

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FHLMC, Ser 2011-3958, Cl VA, Pool FHR 3958 VA
4.000%, 06/15/26	$1,149	$1,153
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	280	278
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	122	122
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	148	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	165	165
FNMA
6.250%, 05/15/29	6,000	7,707
2.625%, 09/06/24	10,900	10,718
1.875%, 09/24/26	2,500	2,283
FNMA, Pool 252570
6.500%, 07/01/29	3	3
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	7	7
FNMA, Pool 255814
5.500%, 08/01/35	11	12
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	11	12
FNMA, Pool 735060
6.000%, 11/01/34	7	8
FNMA, Pool 735228
5.500%, 02/01/35	5	6
FNMA, Pool 735230
5.500%, 02/01/35	14	15
FNMA, Pool 745275
5.000%, 02/01/36	52	56
FNMA, Pool 745418
5.500%, 04/01/36	59	64
FNMA, Pool 827223
3.840%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	19	20
FNMA, Pool 844809
5.000%, 11/01/35	21	23
FNMA, Pool AD0454
5.000%, 11/01/21	3	3
FNMA, Pool AD8522
4.000%, 08/01/40	23	23
FNMA, Pool AE0828
3.500%, 02/01/41	208	208

Description	Face Amount (000)	Value (000)
FNMA, Pool AH0621
3.500%, 01/01/41	$49	$49
FNMA, Pool AJ1407
4.000%, 09/01/41	36	37
FNMA, Pool AJ7689
4.000%, 12/01/41	127	130
FNMA, Pool AK0971
3.000%, 02/01/27	76	76
FNMA, Pool AL5866
2.669%, 08/01/22	4,208	4,161
FNMA, Pool AO2970
3.000%, 05/01/42	139	136
FNMA, Pool AO4137
3.500%, 06/01/42	116	116
FNMA, Pool MA1277
2.500%, 12/01/27	76	75
GNMA, Pool G2 4696
4.500%, 05/20/40	66	70
GNMA, Pool G2 4747
5.000%, 07/20/40	26	27
GNMA, Pool G2 4923
4.500%, 01/20/41	41	43
GNMA, Pool G2 MA0155
4.000%, 06/20/42	98	102
GNMA, Pool G2 MA0392
3.500%, 09/20/42	124	125
Total U.S. Government Mortgage-Backed Obligations
(Cost $29,545)		28,964
Municipal Bonds [7.7%]
California [5.8%]
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	5,982
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	6,000	5,902
Total California		11,884
New York [1.9%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	3,886
Total Municipal Bonds
(Cost $15,699)		15,770
Asset-Backed Securities [7.6%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	33	33
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(C)	451	3
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	5	5

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	$4,000	$3,948
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	1	1
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/20(A)	7,490	7,484
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	4,000	3,961
Total Asset-Backed Securities
(Cost $15,988)		15,435
Closed-End Fund [3.4%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	762,488	6,939
Total Closed-End Fund
(Cost $7,756)		6,939
Preferred Stock [1.4%]
REITs [1.0%]
Kimco Realty, 5.500%	10,000	237
Senior Housing Properties Trust, 5.625%	52,500	1,302
Vornado Realty Trust, 5.700%	20,000	508
Total REITs		2,047
Telecommunication Services [0.4%]
Telephone & Data Systems, 5.875%	30,000	731
Total Preferred Stock
(Cost $2,792)		2,778
Foreign Government Bond [0.5%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	1,000	991
Total Foreign Government Bond
(Cost $1,000)		991
Commercial Mortgage-Backed Obligations [0.4%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	124
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	274	268
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	147

Description	Face Amount (000)/Shares	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	$275	$270
Total Commercial Mortgage-Backed Obligations
(Cost $834)		809
Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(D)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	2	2
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(D)	18	18
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	3	4
Total Residential Mortgage-Backed Securities
(Cost $24)		24
Short-Term Investment** [0.2%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%	313,277	313
Total Short-Term Investment
(Cost $313)		313
Total Investments [99.2%]
(Cost $205,336)		$201,762

Percentages are based on Net Assets of $203,445 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $13,474 (000), representing 6.6% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

NY — New York

Ser — Series

SPE — Special Purpose Entity

TA — Tax Allocation

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$129,739	$—	$129,739
U.S. Government Mortgage-Backed Obligations	—	28,964	—	28,964
Municipal Bonds	—	15,770	—	15,770
Asset-Backed Securities	—	15,432	3	15,435
Closed-End Fund	6,939	—	—	6,939
Preferred Stock	2,778	—	—	2,778
Foreign Government Bond	—	991	—	991
Commercial Mortgage-Backed Obligations	—	809	—	809
Residential Mortgage-Backed Securities	—	24	—	24
Short-Term Investment	313	—	—	313
Total Investments in Securities	$10,030	$191,729	$3	$201,762

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [42.1%]
Aerospace / Defense [0.2%]
Engility
8.875%, 09/01/24	$800	$836
TransDigm
6.500%, 07/15/24	625	636
6.500%, 05/15/25	1,825	1,845
6.375%, 06/15/26	425	422
6.000%, 07/15/22	950	955
5.500%, 10/15/20	350	350
Total Aerospace / Defense		5,044
Agricultural [0.0%]
Mriya Agro Holding
10.950%, 03/30/16(A) (B)	383	30
9.450%, 04/19/18(A) (B)	2,700	218
Total Agricultural		248
Air Transportation [0.1%]
JSL Europe
7.750%, 07/26/24	3,917	3,525
Rumo Luxembourg Sarl
5.875%, 01/18/25	1,070	981
Total Air Transportation		4,506
Airlines [0.7%]
EA Partners I
6.875%, 09/28/20	6,160	4,405
EA Partners II
6.750%, 06/01/21	6,300	4,376
Gol Finance
8.875%, 01/24/22	3,869	3,884
7.000%, 01/31/25	2,400	1,938
Guanay Finance
6.000%, 12/15/20	135	135

Description	Face Amount (000)(1)	Value (000)
SriLankan Airlines
5.300%, 06/27/19	$5,431	$5,374
Total Airlines		20,112
Automotive [0.6%]
Adient Global Holdings
4.875%, 08/15/26(C)	1,300	1,167
American Axle & Manufacturing
6.500%, 04/01/27	1,400	1,379
BCD Acquisition
9.625%, 09/15/23(C)	1,100	1,171
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(C)	1,250	1,269
5.750%, 04/15/25(C)	300	295
General Motors Financial
3.644%, VAR ICE LIBOR USD 3 Month+1.310%, 06/30/22	7,500	7,621
Goodyear Tire & Rubber
5.125%, 11/15/23	250	248
5.000%, 05/31/26	675	628
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(C)	1,875	1,765
4.500% cash/0% PIK, 09/15/23(C)	275	263
JB Poindexter
7.125%, 04/15/26(C)	475	487
TI Group Automotive Systems
8.750%, 07/15/23(C)	549	574
Total Automotive		16,867
Autoparts [0.0%]
Tupy Overseas
6.625%, 07/17/24	65	65

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Banking [0.1%]
Ally Financial
5.750%, 11/20/25	$1,725	$1,757
4.750%, 09/10/18	475	476
4.125%, 03/30/20	425	426
Total Banking		2,659
Banks [4.0%]
African Bank, MTN
8.125%, 10/19/20	7,533	7,646
Akbank Turk, MTN
5.125%, 03/31/25	500	438
Banco de Bogota
6.250%, 05/12/26	1,410	1,443
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/49	2,345	2,262
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/49	8,625	6,782
Bank Nadra Via NDR Finance
8.250%, 06/22/17(A) (B)	721	4
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/33	1,900	1,693
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/21	2,050	2,003
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	8,924	8,960
FBN Finance
8.250%, 08/07/20	3,750	3,711

Description	Face Amount (000)(1)	Value (000)
Fidelity Bank
10.500%, 10/16/22	$2,000	$1,959
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Year Curr+6.488%, 07/23/21	6,588	6,467
ForteBank JSC
11.750%, 12/15/24	3,217	3,594
Guaranty Trust Bank, MTN
6.000%, 11/08/18	2,000	2,003
Kazkommertsbank JSC
5.500%, 12/21/22	15,723	15,678
National Savings Bank
8.875%, 09/18/18	10,420	10,450
QNB Finansbank, MTN
6.250%, 04/30/19	500	500
Russian Agricultural Bank Via RSHB Capital
5.100%, 07/25/18	5,046	5,046
State Savings Bank of Ukraine Via SSB #1
9.625%, 03/20/25	3,112	3,109
9.375% cash/0% PIK, 03/10/23	8,200	8,260
TC Ziraat Bankasi
4.250%, 07/03/19	2,000	1,969
TC Ziraat Bankasi, MTN
4.750%, 04/29/21	300	281
Tinkoff Credit Systems Via TCS Finance
9.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.592%, 12/31/49	3,485	3,569
Turkiye Garanti Bankasi, MTN
4.750%, 10/17/19	3,056	3,028
Turkiye Halk Bankasi
4.750%, 06/04/19	500	472

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Turkiye Is Bankasi
5.500%, 04/21/19		$500	$497
Turkiye Is Bankasi, MTN
5.375%, 10/06/21		1,000	929
Turkiye Sinai Kalkinma Bankasi
5.375%, 10/30/19		1,500	1,468
5.125%, 04/22/20		1,000	954
Turkiye Vakiflar Bankasi TAO, MTN
5.625%, 05/30/22		2,500	2,257
5.000%, 10/31/18		680	675
Yapi ve Kredi Bankasi
5.250%, 12/03/18		500	498
5.125%, 10/22/19		3,000	2,954
Yapi ve Kredi Bankasi, MTN
6.100%, 03/16/23		100	94
Zenith Bank, MTN
6.250%, 04/22/19		6,200	6,203
Total Banks			117,856
Broadcasting & Cable [0.6%]
Altice Financing
7.500%, 05/15/26		13,180	12,781
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,109
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(C)		1,800	1,638
VTR Finance
6.875%, 01/15/24		1,015	1,023
Total Broadcasting & Cable			16,551
Building & Construction [0.5%]
Cemex
7.098%, VAR ICE LIBOR USD 3 Month+4.750%, 10/15/18		4,600	4,609
5.700%, 01/11/25		905	897

Description	Face Amount (000)(1)	Value (000)
China Shanshui Cement Group
7.500%, 03/10/20(A)	$4,323	$3,458
Tecnoglass
8.200%, 01/31/22	1,420	1,487
Votorantim Cimentos
7.250%, 04/05/41	4,450	4,450
Yuksel Insaat
9.500%, 12/31/49(A) (B)	11,709	586
Total Building & Construction		15,487
Building & Construction Supplies [0.8%]
CSN Islands XI
6.875%, 09/21/19	15,795	15,608
CSN Islands XII
7.000%, 12/23/66	9,300	6,789
Total Building & Construction Supplies		22,397
Building Materials [0.3%]
American Builders & Contractors Supply
5.875%, 05/15/26(C)	1,025	1,008
5.750%, 12/15/23(C)	200	205
Beacon Roofing Supply
6.375%, 10/01/23	425	439
Core & Main
6.125%, 08/15/25(C)	550	521
HD Supply
7.000%, 04/15/19(C)	600	629
Masonite International
5.625%, 03/15/23(C)	750	767
Pisces Midco
8.000%, 04/15/26(C)	1,075	1,034
Standard Industries
6.000%, 10/15/25(C)	950	953
5.000%, 02/15/27(C)	1,775	1,646

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
USG
4.875%, 06/01/27(C)	$350	$358
Total Building Materials		7,560
Building-Heavy Construct [0.6%]
Andrade Gutierrez International
4.000%, 04/30/18(B)	21,055	16,497
Odebrecht Finance
5.250%, 06/27/29	1,000	340
4.375%, 04/25/25	2,000	690
Total Building-Heavy Construct		17,527
Cable Satellite [1.3%]
Altice US Finance I
5.500%, 05/15/26(C)	775	748
5.375%, 07/15/23(C)	575	572
Cablevision Systems
5.875%, 09/15/22	1,200	1,191
CCO Holdings
5.875%, 04/01/24(C)	325	326
5.875%, 05/01/27(C)	600	586
5.750%, 09/01/23	525	529
5.750%, 01/15/24	425	426
5.750%, 02/15/26(C)	300	295
5.500%, 05/01/26(C)	875	848
5.375%, 05/01/25(C)	250	242
5.250%, 09/30/22	925	928
5.125%, 02/15/23	1,275	1,262
5.125%, 05/01/27(C)	1,100	1,029
5.000%, 02/01/28(C)	1,300	1,189
Cequel Communications Holdings I
7.750%, 07/15/25(C)	1,000	1,045
7.500%, 04/01/28(C)	675	683
5.125%, 12/15/21(C)	1,250	1,242

Description		Face Amount (000)(1)	Value (000)
CSC Holdings
10.125%, 01/15/23(C)		$475	$524
6.625%, 10/15/25(C)		625	640
5.500%, 04/15/27(C)		1,550	1,480
5.250%, 06/01/24		875	827
DISH DBS
7.750%, 07/01/26		625	548
5.875%, 07/15/22		925	869
5.875%, 11/15/24		1,525	1,290
5.000%, 03/15/23		675	586
Intelsat Jackson Holdings
9.750%, 07/15/25(C)		525	554
8.000%, 02/15/24(C)		475	499
7.500%, 04/01/21		1,275	1,265
5.500%, 08/01/23		1,575	1,413
Sirius XM Radio
6.000%, 07/15/24(C)		975	993
5.375%, 04/15/25(C)		1,250	1,233
5.375%, 07/15/26(C)		525	506
5.000%, 08/01/27(C)		75	70
4.625%, 05/15/23(C)		925	902
United Group
4.375%, 07/01/22	EUR	1,700	2,020
Unitymedia KabelBW GmbH
6.125%, 01/15/25(C)		1,850	1,906
Virgin Media Finance
6.375%, 04/15/23(C)		675	675
6.000%, 10/15/24(C)		200	190
5.750%, 01/15/25(C)		500	469
Virgin Media Secured Finance
5.500%, 08/15/26(C)		400	375
5.250%, 01/15/26(C)		2,250	2,081
Ziggo Bond Finance
6.000%, 01/15/27(C)		925	854
5.875%, 01/15/25(C)		275	257

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ziggo BV
5.500%, 01/15/27(C)	$1,325	$1,238
Total Cable Satellite		37,405
Chemicals [0.7%]
Alpha 2 BV
8.750%, 06/01/23(C)	325	324
Alpha 3
6.250%, 02/01/25(C)	1,475	1,449
Compass Minerals International
4.875%, 07/15/24(A) (C)	1,200	1,125
Hexion
6.625%, 04/15/20	1,725	1,615
Koppers
6.000%, 02/15/25(C)	975	975
OCP
6.875%, 04/25/44	2,310	2,425
Petkim Petrokimya Holding
5.875%, 01/26/23	9,000	8,178
Platform Specialty Products
6.500%, 02/01/22(C)	3,025	3,078
5.875%, 12/01/25(C)	450	440
PQ
5.750%, 12/15/25(C)	100	98
Versum Materials
5.500%, 09/30/24(C)	225	228
Total Chemicals		19,935
Coal Mining [1.5%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24	24,630	25,335
Energy Resources
8.000%, 09/30/22	11,903	11,486
Mongolian Mining
2.838%, 12/31/49	7,787	4,575

Description		Face Amount (000)(1)	Value (000)
New World Resources
8.000%, 04/07/20(A) (B)	EUR	1,101	$12
Zhongrong International Resources
7.250%, 10/26/20		3,020	2,189
Total Coal Mining			43,597
Commercial Serv-Finance [0.1%]
Nexi Capital
4.125%, 11/01/23	EUR	980	1,122
3.625%, VAR Euribor 3 Month+3.625%, 05/01/23	EUR	800	920
Total Commercial Serv-Finance			2,042
Computer System Design & Services [0.0%]
HT Global IT Solutions Holdings
7.000%, 07/14/21		380	377
Construction Machinery [0.1%]
United Rentals North America
5.875%, 09/15/26		575	581
5.750%, 11/15/24		175	178
5.500%, 05/15/27		900	873
4.875%, 01/15/28		600	555
Total Construction Machinery			2,187
Consumer Cyclical Services [0.1%]
Garda World Security
8.750%, 05/15/25(C)		1,200	1,227
Matthews International
5.250%, 12/01/25(C)		500	479

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
ServiceMaster
7.450%, 08/15/27(A)		$225	$239
5.125%, 11/15/24(C)		850	824
Total Consumer Cyclical Services			2,769
Consumer Products [0.2%]
Energizer Gamma Acquisition
6.375%, 07/15/26(C)		175	178
First Quality Finance
5.000%, 07/01/25(C)		300	275
4.625%, 05/15/21(C)		1,825	1,779
Prestige Brands
6.375%, 03/01/24(C)		1,675	1,658
5.375%, 12/15/21(C)		1,675	1,675
Spectrum Brands
6.125%, 12/15/24		575	581
5.750%, 07/15/25		800	790
Total Consumer Products			6,936
Containers & Packaging [0.0%]
Guala Closures
4.750%, VAR Euribor 3 Month+4.750%, 11/15/21	EUR	160	186
Dental Supplies and Equip [0.1%]
IDH Finance
6.640%, VAR ICE LIBOR GDP 3 Month+6.000%, 08/15/22	GBP	1,500	1,808
Diversified Manufacturing [0.2%]
Entegris
4.625%, 02/10/26(C)		1,050	1,000
Gates Global
6.000%, 07/15/22(C)		1,249	1,265
JPW Industries Holding
9.000%, 10/01/24(C)		500	520

Description		Face Amount (000)(1)	Value (000)
Titan Acquisition
7.750%, 04/15/26(C)		$900	$839
WESCO Distribution
5.375%, 12/15/21		1,500	1,528
5.375%, 06/15/24		500	491
Total Diversified Manufacturing			5,643
Diversified Minerals [0.1%]
China Hongqiao Group
6.850%, 04/22/19		1,100	1,099
Nexa Resources
5.375%, 05/04/27		1,145	1,114
Total Diversified Minerals			2,213
Drugs [0.7%]
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,554
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 03/01/25	EUR	2,925	3,498
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		1,000	1,021
6.000%, 04/15/24		3,160	3,133
4.100%, 10/01/46		10,095	7,241
2.800%, 07/21/23		2,480	2,145
Total Drugs			21,592
Electric Utilities [1.5%]
AES Argentina Generacion
7.750%, 02/02/24		7,400	7,002
Capex
6.875%, 05/15/24		5,500	4,912
Cemig Geracao e Transmissao
9.250%, 12/05/24		1,000	1,016

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Comision Federal de Electricidad
8.180%, 12/23/27	MXN	8,240	$387
Generacion Mediterranea
9.625%, 07/27/23		7,293	7,275
Genneia
8.750%, 01/20/22		5,835	5,629
La Electricidad de Caracas
8.500%, 04/10/18(B)		1,084	206
Light Servicos de Eletricidade
7.250%, 05/03/23		6,119	5,760
Pampa Energia
7.500%, 01/24/27		1,500	1,350
Stoneway Capital
10.000%, 03/01/27		9,595	9,590
Total Electric Utilities			43,127
Energy & Power [0.1%]
Rio Energy
6.875%, 02/01/25(C)		2,080	1,737
Enterprise Software/Serv [0.0%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21		105	103
Environmental [0.1%]
Tervita Escrow
7.625%, 12/01/21(C)		1,300	1,326
Wrangler Buyer
6.000%, 10/01/25(C)		475	449
Total Environmental			1,775

Description		Face Amount (000)(1)	Value (000)
Export/Import Bank [0.4%]
Ukreximbank Via Biz Finance
9.750%, 01/22/25		$4,500	$4,500
9.625%, 04/27/22		6,435	6,436
Total Export/Import Bank			10,936
Finance Companies [0.3%]
Avolon Holdings Funding
5.500%, 01/15/23(C)		100	100
Navient
7.250%, 09/25/23		525	550
6.750%, 06/25/25		225	223
6.750%, 06/15/26		200	195
5.875%, 10/25/24		1,800	1,739
Navient, MTN
6.125%, 03/25/24		975	963
5.500%, 01/25/23		175	172
Park Aerospace Holdings
5.500%, 02/15/24(C)		2,975	2,937
5.250%, 08/15/22(C)		250	248
4.500%, 03/15/23(C)		250	237
Quicken Loans
5.750%, 05/01/25(C)		2,425	2,373
5.250%, 01/15/28(C)		300	277
Total Finance Companies			10,014
Financial Services [0.5%]
Amigo Luxembourg
7.625%, 01/15/24	GBP	350	478
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	561
Astana-Finance JSC
0.000%, 12/22/24(A)(D) (E)		147	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cabot Financial Luxembourg II
5.875%, VAR Euribor 3 Month+5.875%, 11/15/21	EUR	1,000	$1,180
Fondo MIVIVIENDA
7.000%, 02/14/24	PEN	1,406	459
Hontop Energy Singapore via China Wanda International Funding
7.950%, 12/14/20		2,440	2,257
LSF10 Wolverine Investments SCA
4.625%, VAR Euribor 3 Month+4.625%, 03/15/24	EUR	500	584
Oilflow SPV 1 DAC
12.000%, 01/13/22		5,054	5,242
Oro Negro Drilling Pte
7.500%, 01/24/19(B) (C)		3,177	1,461
Russian Standard
13.000% cash/0% PIK, 10/27/22(B)		0	—
SASU Newco 20 SAS
4.250%, 09/30/24	EUR	2,200	2,423
Total Financial Services			14,645
Food & Beverage [0.4%]
Acosta
7.750%, 10/01/22(C)		1,775	878
Aramark Services
5.125%, 01/15/24		1,075	1,075
5.000%, 04/01/25(C)		750	746
5.000%, 02/01/28(C)		725	693
B&G Foods
5.250%, 04/01/25		1,250	1,178
Lamb Weston Holdings
4.875%, 11/01/26(C)		700	681

Description		Face Amount (000)(1)	Value (000)
Post Holdings
5.750%, 03/01/27(C)		$1,100	$1,067
5.625%, 01/15/28(C)		575	539
5.500%, 03/01/25(C)		500	488
5.000%, 08/15/26(C)		2,125	1,982
US Foods
5.875%, 06/15/24(C)		1,450	1,475
Total Food & Beverage			10,802
Food, Beverage & Tobacco [0.8%]
Ajecorp BV
6.500%, 05/14/22		6,215	4,956
Boparan Finance
5.250%, 07/15/19	GBP	175	224
CEDC Finance International
10.000%, 12/31/22(C)		7,230	5,748
Galapagos
4.429%, VAR Euribor 3 Month+4.750%, 06/15/21	EUR	393	408
JBS Investments GmbH
7.750%, 10/28/20		200	204
7.250%, 04/03/24		3,071	2,974
MARB BondCo
6.875%, 01/19/25		150	143
Marfrig Holdings Europe
8.000%, 06/08/23		1,280	1,297
MHP
7.750%, 05/10/24		4,555	4,558
Minerva Luxembourg
8.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.046%, 12/29/49		1,235	1,251
6.500%, 09/20/26		1,025	939
5.875%, 01/19/28		1,550	1,359
Total Food, Beverage & Tobacco			24,061

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Foreign Governments [0.1%]
CBB International Sukuk 3 Spc
6.273%, 11/22/18	$2,000	$2,003
Gaming [0.6%]
Boyd Gaming
6.875%, 05/15/23	1,225	1,283
6.375%, 04/01/26	300	304
6.000%, 08/15/26(C)	150	148
Caesars Resort Collection
5.250%, 10/15/25(C)	2,250	2,129
Eldorado Resorts
6.000%, 04/01/25	1,175	1,177
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	430
MGM Resorts International
7.750%, 03/15/22	675	732
6.750%, 10/01/20	250	262
6.000%, 03/15/23	600	618
5.750%, 06/15/25	975	974
4.625%, 09/01/26	250	231
Mohegan Gaming & Entertainment
7.875%, 10/15/24(C)	1,125	1,063
Penn National Gaming
5.625%, 01/15/27(C)	800	754
Pinnacle Entertainment
5.625%, 05/01/24	1,450	1,505
Rivers Pittsburgh Borrower
6.125%, 08/15/21(C)	1,200	1,188
Seminole Hard Rock Entertainment
5.875%, 05/15/21(C)	2,000	2,010
Seminole Indian Tribe of Florida
7.804%, 10/01/20(C)	270	270
Stars Group Holdings BV
7.000%, 07/15/26(C)	400	404

Description	Face Amount (000)(1)	Value (000)
Station Casinos
5.000%, 10/01/25(C)	$1,025	$964
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(C)	850	799
Wynn Las Vegas
5.250%, 05/15/27(C)	400	374
Total Gaming		17,619
Health Insurance [0.0%]
Centene Escrow I
5.375%, 06/01/26(C)	650	659
Healthcare [1.5%]
Acadia Healthcare
6.500%, 03/01/24	2,325	2,383
Air Medical Group Holdings
6.375%, 05/15/23(C)	1,800	1,674
Avantor
9.000%, 10/01/25(C)	1,200	1,209
6.000%, 10/01/24(C)	525	520
Charles River Laboratories International
5.500%, 04/01/26(C)	325	326
CHS
8.625%, 01/15/24(C)	225	226
6.875%, 02/01/22	1,475	752
6.250%, 03/31/23	1,025	939
5.125%, 08/01/21	325	301
Envision Healthcare
6.250%, 12/01/24(C)	925	985
5.625%, 07/15/22	650	659
5.125%, 07/01/22(C)	1,075	1,084

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
HCA
7.500%, 02/15/22	$725	$788
5.875%, 05/01/23	825	856
5.875%, 02/15/26	1,175	1,185
5.375%, 02/01/25	1,975	1,945
5.250%, 04/15/25	1,475	1,475
5.000%, 03/15/24	1,875	1,875
HCA Healthcare
6.250%, 02/15/21	550	571
IQVIA
5.000%, 10/15/26(C)	975	949
LifePoint Health
5.875%, 12/01/23	325	323
LifePoint Hospitals
5.500%, 12/01/21	400	400
MEDNAX
5.250%, 12/01/23(C)	200	195
MPH Acquisition Holdings
7.125%, 06/01/24(C)	3,375	3,459
Ortho-Clinical Diagnostics
6.625%, 05/15/22(C)	4,350	4,252
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(C)	850	877
Sotera Health Holdings
6.500%, 05/15/23(C)	2,300	2,346
Sotera Health Topco
8.125% cash/0% PIK, 11/01/21(C)	1,700	1,704
Surgery Center Holdings
6.750%, 07/01/25(C)	1,700	1,613
Team Health Holdings
6.375%, 02/01/25(C)	3,050	2,623
Teleflex
5.250%, 06/15/24	450	460
4.875%, 06/01/26	675	662
4.625%, 11/15/27	125	118

Description	Face Amount (000)(1)	Value (000)
Tenet Healthcare
7.500%, 01/01/22(C)	$325	$338
6.750%, 06/15/23	1,600	1,592
4.500%, 04/01/21	175	173
4.375%, 10/01/21	300	295
Vizient
10.375%, 03/01/24(C)	1,525	1,681
West Street Merger Sub
6.375%, 09/01/25(C)	1,025	979
Total Healthcare		44,792
Independent Energy [0.8%]
Antero Resources
5.625%, 06/01/23	325	329
5.000%, 03/01/25	525	522
Ascent Resources Utica Holdings
10.000%, 04/01/22(C)	1,100	1,210
Berry Petroleum
7.000%, 02/15/26(C)	550	562
Callon Petroleum
6.375%, 07/01/26(C)	175	175
6.125%, 10/01/24	1,155	1,170
Carrizo Oil & Gas
8.250%, 07/15/25	325	345
7.500%, 09/15/20	159	160
6.250%, 04/15/23	675	683
Chesapeake Energy
8.000%, 12/15/22(C)	541	568
8.000%, 01/15/25	325	331
8.000%, 06/15/27	925	941
5.750%, 03/15/23	500	473
CrownRock
5.625%, 10/15/25(C)	1,600	1,544
Endeavor Energy Resources
5.750%, 01/30/28(C)	450	439
5.500%, 01/30/26(C)	75	72

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
EP Energy
8.000%, 11/29/24(C)	$800	$808
Gulfport Energy
6.625%, 05/01/23	375	378
6.375%, 05/15/25	675	656
6.375%, 01/15/26	225	216
6.000%, 10/15/24	300	289
Jagged Peak Energy
5.875%, 05/01/26(C)	325	318
Laredo Petroleum
6.250%, 03/15/23	200	200
5.625%, 01/15/22	175	173
Oasis Petroleum
6.875%, 03/15/22	615	626
6.875%, 01/15/23	175	178
6.250%, 05/01/26(C)	325	328
Parsley Energy
6.250%, 06/01/24(C)	150	156
5.625%, 10/15/27(C)	600	595
5.375%, 01/15/25(C)	275	273
5.250%, 08/15/25(C)	275	270
PDC Energy
6.125%, 09/15/24	450	459
5.750%, 05/15/26(C)	350	346
QEP Resources
5.625%, 03/01/26	275	263
5.250%, 05/01/23	550	538
Range Resources
5.000%, 03/15/23	250	242
4.875%, 05/15/25	772	724
RSP Permian
6.625%, 10/01/22	550	578
5.250%, 01/15/25	225	241
SM Energy
6.750%, 09/15/26	300	301
6.500%, 01/01/23	400	404
5.625%, 06/01/25	375	357
5.000%, 01/15/24	175	166

Description	Face Amount (000)(1)	Value (000)
Southwestern Energy
7.750%, 10/01/27	$1,125	$1,167
7.500%, 04/01/26	175	181
4.100%, 03/15/22	125	120
SRC Energy
6.250%, 12/01/25(C)	925	924
Ultra Resources
7.125%, 04/15/25(C)	750	527
6.875%, 04/15/22(C)	225	170
Whiting Petroleum
6.625%, 01/15/26(C)	200	206
6.250%, 04/01/23	800	820
WPX Energy
8.250%, 08/01/23	275	311
6.000%, 01/15/22	59	61
5.750%, 06/01/26	100	100
5.250%, 09/15/24	700	689
Total Independent Energy		24,883
Industrial [0.1%]
Reward International Investment
7.250%, 01/25/20	6,150	4,006
Industrial - Other [0.1%]
Hillman Group
6.375%, 07/15/22(A) (C)	1,450	1,389
KAR Auction Services
5.125%, 06/01/25(C)	925	883
Total Industrial - Other		2,272
Insurance - P&C [0.4%]
Acrisure
7.000%, 11/15/25(C)	1,275	1,160
AmWINS Group
7.750%, 07/01/26(C)	1,000	1,000
Ardonagh Midco 3
8.625%, 07/15/23(C)	1,175	1,193

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
AssuredPartners
7.000%, 08/15/25(C)		$1,500	$1,444
HUB International
7.000%, 05/01/26(C)		2,500	2,469
NFP
6.875%, 07/15/25(C)		1,525	1,494
USIS Merger Sub
6.875%, 05/01/25(C)		1,725	1,716
Total Insurance - P&C			10,476
Internet Connectiv Svcs [0.0%]
United Group
4.875%, 07/01/24	EUR	1,150	1,365
Investment Banker/Broker Dealer [0.0%]
Banco BTG Pactual
5.500%, 01/31/23		722	671
Investment Companies [0.1%]
Georgia Capital JSC
6.125%, 03/09/24		160	150
Unigel Luxembourg
10.500%, 01/22/24(C)		3,200	3,308
Total Investment Companies			3,458
Leisure [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(C)		2,450	2,379
4.875%, 07/31/24(C)		150	146
VOC Escrow
5.000%, 02/15/28(C)		500	472
Total Leisure			2,997
Lodging [0.0%]
Hilton Domestic Operating
5.125%, 05/01/26(C)		900	884

Description	Face Amount (000)(1)	Value (000)
Wyndham Hotels & Resorts
5.375%, 04/15/26(C)	$475	$472
Total Lodging		1,356
Media Entertainment [0.8%]
AMC Networks
5.000%, 04/01/24	1,400	1,379
4.750%, 08/01/25	175	168
CBS Radio
7.250%, 11/01/24(C)	775	738
Clear Channel International
8.750%, 12/15/20(C)	200	207
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,450	1,479
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(C)	825	893
Gray Television
5.875%, 07/15/26(C)	1,275	1,213
5.125%, 10/15/24(C)	450	430
iHeartCommunications
9.000%, 03/01/21(B)	1,150	868
LIN Television
5.875%, 11/15/22	400	408
Match Group
5.000%, 12/15/27(C)	575	535
Nexstar Broadcasting
6.125%, 02/15/22(C)	875	895
5.625%, 08/01/24(C)	1,600	1,548
Nielsen Finance
5.000%, 04/15/22(C)	1,700	1,670
Nielsen Luxembourg SARL
5.500%, 10/01/21(C)	250	251
5.000%, 02/01/25(C)	1,125	1,072

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Outfront Media Capital
5.875%, 03/15/25		$550	$555
5.625%, 02/15/24		350	354
Sinclair Television Group
5.875%, 03/15/26(C)		1,050	1,021
5.625%, 08/01/24(C)		1,075	1,067
5.125%, 02/15/27(C)		500	460
TEGNA
6.375%, 10/15/23		1,125	1,156
5.500%, 09/15/24(C)		200	200
Tribune Media
5.875%, 07/15/22		1,950	1,968
Urban One
9.250%, 02/15/20(A) (C)		900	873
7.375%, 04/15/22(C)		1,150	1,113
WMG Acquisition
5.500%, 04/15/26(C)		325	322
4.875%, 11/01/24(C)		150	146
Total Media Entertainment			22,989
Medical Products & Services [0.1%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	450	498
4.000%, 10/01/23	EUR	450	495
Tenet Healthcare
7.000%, 08/01/25(C)		350	347
5.125%, 05/01/25(C)		1,225	1,165
4.625%, 07/15/24(C)		375	355
Total Medical Products & Services			2,860
Metal-Iron [0.9%]
Koks OAO Via Koks Finance DAC
7.500%, 05/04/22		2,230	2,218

Description	Face Amount (000)(1)	Value (000)
Samarco Mineracao
5.750%, 10/24/23(B)	$15,302	$11,204
5.375%, 09/26/24(B)	6,660	4,868
4.125%, 11/01/22(B)	10,209	7,440
Total Metal-Iron		25,730
Metals & Mining [0.4%]
Coeur Mining
5.875%, 06/01/24	975	941
Freeport-McMoRan
5.400%, 11/14/34	1,550	1,407
3.875%, 03/15/23	1,625	1,535
Hudbay Minerals
7.625%, 01/15/25(C)	750	786
7.250%, 01/15/23(C)	325	335
Steel Dynamics
5.500%, 10/01/24	900	917
5.250%, 04/15/23	125	126
5.125%, 10/01/21	225	227
Teck Resources
6.250%, 07/15/41	100	100
6.125%, 10/01/35	1,100	1,108
6.000%, 08/15/40	350	340
TiZir
9.500%, 07/19/22(C)	5,000	5,412
Total Metals & Mining		13,234
Midstream [0.8%]
AmeriGas Partners
5.875%, 08/20/26	950	926
5.750%, 05/20/27	925	879
5.500%, 05/20/25	675	654
Andeavor Logistics
6.250%, 10/15/22	362	375
Antero Midstream Partners
5.375%, 09/15/24	1,300	1,310

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	$550	$599
5.875%, 03/31/25	1,050	1,092
5.125%, 06/30/27	375	372
Cheniere Energy Partners
5.250%, 10/01/25(C)	1,800	1,756
CNX Midstream Partners
6.500%, 03/15/26(C)	750	729
Energy Transfer Equity
5.875%, 01/15/24	1,425	1,461
Ferrellgas
6.750%, 01/15/22	1,175	1,063
6.750%, 06/15/23	850	740
6.500%, 05/01/21	675	619
Holly Energy Partners
6.000%, 08/01/24(C)	1,625	1,641
NuStar Logistics
5.625%, 04/28/27	1,200	1,161
Suburban Propane Partners
5.875%, 03/01/27	425	397
5.750%, 03/01/25	850	815
5.500%, 06/01/24	1,550	1,504
Summit Midstream Holdings
5.750%, 04/15/25	1,275	1,212
5.500%, 08/15/22	1,475	1,449
Sunoco
5.875%, 03/15/28(C)	325	306
5.500%, 02/15/26(C)	325	308
4.875%, 01/15/23(C)	75	72
Targa Resources Partners
5.875%, 04/15/26(C)	300	302
5.375%, 02/01/27	1,075	1,043
5.250%, 05/01/23	500	500
5.125%, 02/01/25	225	222
5.000%, 01/15/28(C)	600	558

Description	Face Amount (000)(1)	Value (000)
TransMontaigne Partners
6.125%, 02/15/26	$175	$177
Total Midstream		24,242
Miscellaneous Manufacturing [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	170	182
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24(C)	749	802
Total Miscellaneous Manufacturing		984
Oil Field Services [0.2%]
Apergy
6.375%, 05/01/26(C)	175	178
Precision Drilling
7.750%, 12/15/23	775	816
7.125%, 01/15/26(C)	200	205
6.500%, 12/15/21	118	120
SESI
7.750%, 09/15/24	1,100	1,129
7.125%, 12/15/21	625	636
Shelf Drilling Holdings
8.250%, 02/15/25(C)	850	856
USA Compression Partners
6.875%, 04/01/26(C)	775	802
Weatherford International
8.250%, 06/15/23	825	819
7.000%, 03/15/38	775	618
6.800%, 06/15/37	125	100
Total Oil Field Services		6,279
Oil-Field Services [0.1%]
Odebrecht Oil & Gas Finance
0.000%, 03/01/66(E)	1	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Petrofac
3.400%, 10/10/18	$1,680	$1,670
Total Oil-Field Services		1,670
Oil-US Royalty Trusts [0.0%]
Rio Oil Finance Trust, Ser 2014-3
9.750%, 01/06/27	352	379
Packaging [0.8%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	1,600	1,604
Ardagh Packaging Finance
7.250%, 05/15/24(C)	2,150	2,236
6.000%, 06/30/21(C)	400	404
6.000%, 02/15/25(C)	650	633
Berry Global
6.000%, 10/15/22	200	206
5.500%, 05/15/22	2,075	2,093
BWAY Holding
7.250%, 04/15/25(C)	3,050	2,974
5.500%, 04/15/24(C)	1,250	1,219
Crown Americas
4.750%, 02/01/26(C)	650	618
Flex Acquisition
7.875%, 07/15/26(C)	625	623
6.875%, 01/15/25(C)	2,825	2,719
Multi-Color
6.125%, 12/01/22(C)	1,550	1,585
4.875%, 11/01/25(C)	375	349
Owens-Brockway Glass Container
6.375%, 08/15/25(C)	550	564
5.375%, 01/15/25(C)	950	926
5.000%, 01/15/22(C)	125	125
Pactiv
7.950%, 12/15/25	200	219

Description	Face Amount (000)(1)	Value (000)
Reynolds Group Issuer
7.000%, 07/15/24(C)	$1,750	$1,787
5.750%, 10/15/20	1,599	1,605
Sealed Air
5.500%, 09/15/25(C)	300	308
5.125%, 12/01/24(C)	425	428
4.875%, 12/01/22(C)	475	480
Trident Merger Sub
6.625%, 11/01/25(C)	1,075	1,048
Total Packaging		24,753
Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(C)	2,075	1,880
Petroleum & Fuel Products [6.5%]
Canacol Energy
7.250%, 05/03/25	5,050	4,873
Dana Gas Sukuk
9.000%, 12/31/49(B) (C)	2,120	1,943
DNO
8.750%, 06/18/20(C)	10,800	11,124
8.750%, 05/31/23(C)	12,700	12,732
EP PetroEcuador via Noble Sovereign Funding I
7.966%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	17,123	16,823
Frontera Energy
9.700%, 06/25/23(A) (C)	4,300	4,278
Geopark
6.500%, 09/21/24	2,000	1,918
Kuwait Energy
9.500%, 08/04/19	16,017	15,026
Latina Offshore
8.875%, 07/03/18(A) (C)	3,000	2,250

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Medco Straits Services Pte
8.500%, 08/17/22		$2,000	$1,994
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26		187	91
6.350%, 12/01/21		235	221
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26		176	46
Offshore Drilling Holding
8.375%, 09/20/20		6,595	3,330
Oilflow SPV 1 DAC
12.000%, 01/13/22(C)		7,005	7,268
Petroamazonas EP
4.625%, 02/16/20		5,510	5,190
4.625%, 11/06/20		2,006	1,818
Petrobras Global Finance
7.375%, 01/17/27		7,291	7,293
6.875%, 01/20/40		4,775	4,337
6.850%, 06/05/15		12,958	10,936
Petroleos de Venezuela
9.750%, 05/17/35(B)		14,689	3,464
8.500%, 10/27/20		17,130	14,860
6.000%, 05/16/24(B)		4,000	843
6.000%, 11/15/26(B)		15,000	3,150
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	573
QGOG Atlantic
5.250%, 07/30/18		606	587
QGOG Constellation
9.500%, 11/09/24		17,863	7,487
SEPLAT Petroleum Development
9.250%, 04/01/23		4,600	4,486
ShaMaran Petroleum
12.000%, 07/05/23(C)		10,000	10,000
Tupras Turkiye Petrol Rafinerileri
4.500%, 10/18/24		1,800	1,601

Description	Face Amount (000)(1)	Value (000)
Ultrapar International
5.250%, 10/06/26	$1,590	$1,474
YPF
8.875%, 12/19/18	2,509	2,547
8.750%, 04/04/24	13,451	13,289
8.500%, 07/28/25	2,990	2,847
6.950%, 07/21/27	9,130	7,875
YPF, MTN
26.563%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/20	1,000	560
Total Petroleum & Fuel Products		189,134
Pharmaceuticals [0.6%]
Eagle Holding II
7.625% cash/0% PIK, 05/15/22(C)	775	783
Endo Dac
6.000%, 07/15/23(C)	500	411
6.000%, 02/01/25(C)	2,325	1,814
Jaguar Holding II
6.375%, 08/01/23(C)	3,575	3,558
Mallinckrodt International Finance
5.625%, 10/15/23(C)	775	646
5.500%, 04/15/25(C)	2,500	2,000
4.750%, 04/15/23	750	628

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Valeant Pharmaceuticals International
9.000%, 12/15/25(C)		$875	$907
8.500%, 01/31/27(C)		175	177
7.500%, 07/15/21(C)		900	914
7.250%, 07/15/22(C)		225	230
7.000%, 03/15/24(C)		525	550
6.125%, 04/15/25(C)		3,075	2,833
5.875%, 05/15/23(C)		1,850	1,738
5.500%, 03/01/23(C)		325	302
5.500%, 11/01/25(C)		425	419
Total Pharmaceuticals			17,910
Platinum [0.4%]
Stillwater Mining
7.125%, 06/27/25		3,000	2,629
6.125%, 06/27/22		9,500	8,465
Total Platinum			11,094
Real Estate Investment Trusts [0.0%]
VICI Properties 1
8.000%, 10/15/23(F)		208	231
Real Estate Oper/Develop [0.9%]
Central China Real Estate
8.750%, 01/23/21		970	980
6.500%, 03/05/21		2,230	2,119
China Evergrande Group
7.500%, 06/28/23		4,375	3,910
Ezdan Sukuk
4.875%, 04/05/22		400	318
4.375%, 05/18/21		2,195	1,741
Haya Finance 2017
5.250%, 11/15/22	EUR	3,410	3,538
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	470

Description	Face Amount (000)(1)	Value (000)
IRSA Inversiones y Representaciones
7.000%, 09/09/19	$100	$98
Kaisa Group Holdings
8.500%, 06/30/22	3,165	2,555
7.250%, 06/30/20	1,185	1,061
New Metro Global
5.000%, 08/08/22	1,205	1,049
Ronesans Gayrimenkul Yatirim
7.250%, 04/26/23	5,250	4,907
Sunac China Holdings
7.950%, 08/08/22	4,400	4,124
Total Real Estate Oper/Develop		26,870
Refining [0.1%]
Andeavor
5.375%, 10/01/22	375	383
CVR Refining
6.500%, 11/01/22	2,000	2,040
Total Refining		2,423
Restaurants [0.1%]
1011778 BC ULC
5.000%, 10/15/25(C)	2,300	2,176
4.250%, 05/15/24(C)	375	356
KFC Holding
5.250%, 06/01/26(C)	625	615
5.000%, 06/01/24(C)	325	321
4.750%, 06/01/27(C)	625	591
Performance Food Group
5.500%, 06/01/24(C)	200	197
Total Restaurants		4,256
Retail [0.2%]
Eurotorg Via Bonitron DAC
8.750%, 10/30/22	4,485	4,467

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
New Look Secured Issuer
4.500%, VAR Euribor 3 Month+4.500%, 07/01/22	EUR	2,000	$1,156
Total Retail			5,623
Retailers [0.2%]
Hanesbrands
4.875%, 05/15/26(C)		450	434
Michaels Stores
5.875%, 12/15/20(C)		1,500	1,511
Party City Holdings
6.125%, 08/15/23(C)		1,650	1,658
PetSmart
7.125%, 03/15/23(C)		1,550	1,041
Rite Aid
6.125%, 04/01/23(C)		1,050	1,065
Sally Holdings
5.625%, 12/01/25		1,050	969
Total Retailers			6,678
Security Brokers & Dealers [0.6%]
Bank of America
3.359%, VAR ICE LIBOR USD 3 Month+1.000%, 04/24/23		5,000	5,053
JPMorgan Chase
3.260%, VAR ICE LIBOR USD 3 Month+0.900%, 04/25/23		5,000	5,043
UBS Group Funding Switzerland
3.893%, VAR ICE LIBOR USD 3 Month+1.530%, 02/01/22(C)		7,500	7,715
Total Security Brokers & Dealers			17,811

Description	Face Amount (000)(1)	Value (000)
Semi-Conductors [0.1%]
Tunghsu Venus Holdings
7.000%, 06/12/20	$4,275	$3,292
Steel & Steel Works [1.1%]
CSN Resources
7.625%, 02/13/23	2,000	1,800
6.500%, 07/21/20	10,391	9,694
Ferrexpo Finance
10.375%, 04/07/19	1,500	1,545
Metinvest BV
8.500%, 04/23/26	10,018	9,361
7.750%, 04/23/23	9,343	8,773
Total Steel & Steel Works		31,173
Supermarkets [0.1%]
Albertsons
6.625%, 06/15/24	825	779
6.085%, VAR ICE LIBOR USD 3 Month+3.750%, 01/15/24(C)	100	100
5.750%, 03/15/25	1,600	1,416
Total Supermarkets		2,295
Technology [1.2%]
BMC Software Finance
8.125%, 07/15/21(C)	2,100	2,147
CDK Global
5.875%, 06/15/26	225	229
CDW
5.500%, 12/01/24	1,125	1,148
5.000%, 09/01/25	225	221
CommScope
5.500%, 06/15/24(C)	25	25
CommScope Technologies
6.000%, 06/15/25(C)	950	970
Dell International
7.125%, 06/15/24(C)	1,900	2,013

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
First Data
7.000%, 12/01/23(C)	$1,425	$1,484
5.750%, 01/15/24(C)	2,725	2,725
5.375%, 08/15/23(C)	425	429
Gartner
5.125%, 04/01/25(C)	525	522
Infor Software Parent
7.125% cash/0% PIK, 05/01/21(C)	1,925	1,930
Infor US
6.500%, 05/15/22	2,925	2,929
Informatica
7.125%, 07/15/23(C)	1,600	1,616
MSCI
5.750%, 08/15/25(C)	225	232
5.250%, 11/15/24(C)	225	227
NCR
6.375%, 12/15/23	500	518
5.875%, 12/15/21	400	406
5.000%, 07/15/22	650	644
Nuance Communications
6.000%, 07/01/24	750	757
5.625%, 12/15/26	1,275	1,246
5.375%, 08/15/20(C)	383	383
Rackspace Hosting
8.625%, 11/15/24(C)	2,050	2,060
Riverbed Technology
8.875%, 03/01/23(C)	1,475	1,398
RP Crown Parent
7.375%, 10/15/24(C)	1,850	1,905
Sabre GLBL
5.375%, 04/15/23(C)	650	656
Sensata Technologies
5.000%, 10/01/25(C)	175	176
Sensata Technologies UK Financing
6.250%, 02/15/26(C)	225	234
Solera
10.500%, 03/01/24(C)	1,325	1,472

Description		Face Amount (000)(1)	Value (000)
Sophia
9.000%, 09/30/23(C)		$1,200	$1,260
Symantec
5.000%, 04/15/25(C)		325	315
Tempo Acquisition
6.750%, 06/01/25(C)		2,475	2,376
TTM Technologies
5.625%, 10/01/25(C)		900	878
Vantiv
4.375%, 11/15/25(C)		200	191
Total Technology			35,722
Telecommunication Equip [0.1%]
HTA Group
9.125%, 03/08/22		2,735	2,613
Telephones & Telecommunications [2.7%]
Banglalink Digital Communications
8.625%, 05/06/19		12,350	12,504
Digicel
6.000%, 04/15/21		19,135	17,341
Digicel Group
8.250%, 09/30/20		10,915	8,282
7.125%, 04/01/22		16,917	11,081
GTH Finance
7.250%, 04/26/23		3,800	3,933
Liquid Telecommunications Financing
8.500%, 07/13/22		5,660	5,637
Matterhorn Telecom
4.000%, 11/15/27	EUR	385	420
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	167
Mauritius Investment
5.373%, 02/13/22		2,814	2,773
Maxcom Telecomunicaciones
7.000%, 06/15/20		9,000	7,560

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Sable International Finance
6.875%, 08/01/22	$7,775	$8,025
Turk Telekomunikasyon
3.750%, 06/19/19	1,000	988
Total Telephones & Telecommunications		78,711
Textile-Products [0.2%]
Golden Legacy Pte. Ltd.
8.250%, 06/07/21	3,525	3,488
Grupo Kaltex
8.875%, 04/11/22	140	111
Prime Bloom Holdings
7.500%, 12/19/19	1,250	1,112
Total Textile-Products		4,711
Transportation Services [0.4%]
Avis Budget Car Rental
6.375%, 04/01/24(C)	600	588
5.250%, 03/15/25(C)	250	227
Hacienda Investments Via DME Airport DAC
6.000%, 11/26/18	5,100	5,100
Hertz
5.500%, 10/15/24(C)	400	315
Ukraine Railways via Shortline
9.875%, 09/15/21	6,500	6,565
Total Transportation Services		12,795
Utility - Electric [0.3%]
Calpine
5.875%, 01/15/24(C)	550	544
5.750%, 01/15/25	1,850	1,692
5.250%, 06/01/26(C)	175	165
Enviva Partners
8.500%, 11/01/21	1,650	1,716

Description	Face Amount (000)(1)	Value (000)
NRG Energy
7.250%, 05/15/26	$650	$693
6.625%, 01/15/27	625	642
6.250%, 05/01/24	1,525	1,563
5.750%, 01/15/28(C)	200	197
TerraForm Power Operating
6.625%, 06/15/25(C)	700	745
5.000%, 01/31/28(C)	875	829
4.250%, 01/31/23(C)	100	97
Total Utility - Electric		8,883
Wireless Communications [0.6%]
Altice
7.750%, 05/15/22(C)	850	822
7.625%, 02/15/25(C)	1,500	1,380
Altice France
7.375%, 05/01/26(C)	2,850	2,786
6.250%, 05/15/24(C)	575	559
Digicel Group
8.250%, 09/30/20(C)	200	151
Sprint
7.875%, 09/15/23	3,100	3,215
7.625%, 02/15/25	1,250	1,275
7.625%, 03/01/26	300	306
7.125%, 06/15/24	425	429
Sprint Capital
6.875%, 11/15/28	1,200	1,149
Sprint Communications
6.000%, 11/15/22	1,000	991

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
T-Mobile USA
6.500%, 01/15/24	$700	$731
6.500%, 01/15/26	400	413
6.375%, 03/01/25	575	595
6.000%, 04/15/24	550	569
4.750%, 02/01/28	650	602
4.500%, 02/01/26	700	654
Total Wireless Communications		16,627
Total Corporate Bonds
(Cost $1,280,410)		1,231,178
Loan Participations [27.9%]
Aerospace [0.4%]
Aerojet Rocketdyne Holdings Inc, Term Loan
4.344%, 06/17/21(F)	720	713
Air Canada, Term Loan B (2018)
4.094%, 10/06/23(F)	1,254	1,256
American Airlines Inc, 2017 Class B Term Loan
4.073%, VAR LIBOR+2.000%, 12/14/23	652	644
American Airlines Inc, Term Loan B (2017)
4.046%, VAR LIBOR+2.000%, 10/10/21	490	488
American Airlines, Inc., 2018 Replacement Term Loan
3.853%, 06/27/25(F)	355	348
Autokiniton US Holdings (L&W), Term Loan B
6.084%, 05/17/25(F)	440	440
Engility Corp, Term Loan B-1
4.344%, 08/04/20(F)	819	819
Engility Corp, Term Loan B-2
4.844%, VAR LIBOR+3.250%, 08/14/23	2,251	2,245

Description		Face Amount (000)(1)	Value (000)
MB Aerospace, Term Loan
5.480%, 12/13/24(F)		$189	$189
Sequa, Second Lien
11.099%, VAR LIBOR+9.000%, 04/28/22		185	184
Sequa, Term Loan B
7.046%, VAR LIBOR+5.500%, 11/28/21		360	361
Standard Aero (Dae), Term Loan B
5.840%, VAR LIBOR+3.750%, 07/07/22		2,393	2,394
WP CPP Holdings, Second Lien (2018)
10.280%, 04/24/26(F)		225	224
WP CPP Holdings, Term B Loan
6.280%, 04/25/25(F)		485	487
Total Aerospace			10,792
Aerospace/Defense [0.1%]
Transdigm Inc., New Tranche E Term Loan (2018)
4.594%, 05/30/25(F)		1,421	1,409
Transdigm Inc., New Tranche F Term Loan (2018)
4.594%, 06/09/23(F)		1,218	1,209
Total Aerospace/Defense			2,618
Automotive [0.1%]
APCOA, Term Loan B, 1st Lien
3.750%, 03/08/24(F)	EUR	2,000	2,333

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Beverage and Tobacco [0.1%]
Refresco, Term Loan B, 1st Lien
0.000%, 12/13/24(F) (G)	EUR	1,000	$1,308
0.000%, 12/13/24(F) (G)	EUR	1,500	1,728
Total Beverage and Tobacco			3,036
Broadcast radio and television [0.2%]
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR LIBOR+0.035%, 12/06/23	EUR	4,500	5,009
Broadcast, Radio and Television [0.1%]
M7 Group S.A., Term Loan B, 1st Lien
3.750%, 12/31/24(F)	EUR	885	1,021
NEP Europe Finco B.V., 1st Lien
3.750%, VAR LIBOR+0.030%, 01/04/24	EUR	1,481	1,717
Total Broadcast, Radio and Television			2,738
Broadcasting [0.3%]
CBS Radio Inc., Term Loan B (2017)
4.838%, VAR LIBOR+2.750%, 11/18/24		1,257	1,237
Nexstar Broadcasting Inc, Term Loan B2 - Mission
4.483%, VAR LIBOR+2.500%, 01/17/24		151	151
Nexstar Broadcasting Inc, Term Loan B2 - Nexstar
4.483%, VAR LIBOR+2.500%, 01/17/24		1,168	1,166

Description		Face Amount (000)(1)	Value (000)
Quincy Newspapers, Term Loan B
4.990%, 10/19/22(F)		$392	$392
Sinclair Broadcasting Group, Term Loan B - 2024
0.000%, 12/12/24(G)		1,415	1,409
Tribune Media Company, Term Loan B
5.094%, VAR LIBOR+3.000%, 12/27/20		100	100
Tribune Media Company, Term Loan C
5.094%, VAR LIBOR+3.000%, 01/26/24		1,249	1,246
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
4.844%, VAR LIBOR+2.750%, 03/15/24		2,413	2,330
Total Broadcasting			8,031
Building and Development [0.0%]
LSF10 XL Bidco S.C.A., Facility B, 1st Lien
4.000%, VAR Euribor+0.040%, 02/02/24	EUR	889	1,029
Building Materials [0.1%]
Financière Dry Mix Solutions S.A.S., Facility B, 1st Lien
3.500%, VAR LIBOR+0.035%, 03/07/24	EUR	1,500	1,745
Business equipment and services [0.5%]
AI Avocado B.V., Facility B1 (EUR), 1st Lien
4.250%, VAR Euribor+0.043%, 10/08/21	EUR	1,000	1,165

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Exclusive Group, Term Loan, 1st Lien
0.000%, 06/06/25(G)		$1,000	$1,153
Infor (US), Inc. (fka Lawson Software Inc.), Euro Tranche B-2 Loan, 1st Lien
3.250%, VAR LIBOR+0.023%, 02/01/22	EUR	1,985	2,302
Phoenix BidCo 2 GmbH, Cov-Lite, 1st Lien
3.750%, VAR LIBOR+0.038%, 09/13/24	EUR	1,000	1,166
QA, 1st Lien
5.521%, VAR LIBOR+0.050%, 07/26/24	GBP	3,000	3,940
Solera, Term Loan
3.750%, VAR LIBOR+0.033%, 02/28/23	EUR	1,955	2,260
ZPG, Term Loan B, 1st Lien
0.000%, 06/06/25(G)		1,000	1,162
0.000%, 06/06/25(G)		2,000	2,626
Total Business equipment and services			15,774
Business Equipment and Services [0.9%]
Accelya, 1st Lien
4.250%, 03/29/24(F) (G)		2,000	1,994
Civica, Cov-Lite, 1st Lien
4.750%, 10/10/24(F) (G)	GBP	1,500	1,956
Colour Bidco (NGA UK), Term Loan B, 1st Lien
5.250%, VAR LIBOR+0.053%, 11/22/24(G)	GBP	1,500	1,927
ERM, 1st Lien
8.693%, VAR LIBOR+0.070%, 05/09/22		1,000	977

Description		Face Amount (000)(1)	Value (000)
ERM, Facility B1, 1st Lien
6.453%, VAR LIBOR+0.040%, 05/14/21		$3,471	$3,462
First Names Group, Term Loan B, 1st Lien
0.000%, 03/07/25(F) (G)	EUR	1,000	1,159
Independent Vet Care, Facility B, 1st Lien
4.991%, VAR LIBOR+0.045%, 01/25/24	GBP	1,000	1,317
Independent Vet Care, Facility C1, 1st Lien
3.750%, VAR LIBOR+0.038%, 01/26/24	EUR	1,500	1,747
LGC, Facility B4, 1st Lien
3.250%, VAR LIBOR+0.033%, 03/08/23	EUR	1,285	1,485
PHS, Facility A1, 1st Lien
6.250%, VAR LIBOR+0.053%, 11/15/21	GBP	1,697	2,237
Raet, 1st Lien
3.500%, VAR LIBOR+0.035%, 07/01/21	EUR	1,500	1,749
Trescal, Term Loan B, 1st Lien
0.000%, VAR LIBOR+0.033%, 03/14/25	EUR	1,000	1,160
Unit4, 1st Lien
4.500%, VAR Euribor+0.045%, 09/17/21	EUR	1,000	1,168
Webhelp, 1st Lien
3.500%, VAR LIBOR+0.035%, 03/16/23	EUR	1,000	1,164

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Webhelp, Term Loan B3, 1st Lien
4.830%, VAR LIBOR+0.043%, 12/31/49	GBP	1,500	$1,976
Total Business Equipment and Services			25,478
Cable & satellite television [0.2%]
SFR Group S.A. (Ypso France SAS), Term Loan, 1st Lien
3.000%, VAR LIBOR+0.030%, 06/22/25	EUR	2,475	2,812
Ziggo Secured Finance B.V., Term Loan F, 1st Lien
3.000%, VAR LIBOR+0.030%, 04/15/25	EUR	3,000	3,440
Total Cable & satellite television			6,252
Cable/Wireless Video [1.5%]
Altice Financing, New Refi Term Loan (Suddenlink)
4.344%, VAR LIBOR+2.250%, 07/28/25		2,656	2,635
Altice Financing, Term Loan
5.098%, 01/31/26(F)		1,577	1,544
Altice Financing, Term Loan B (2017)
5.098%, VAR LIBOR+2.750%, 07/15/25		1,158	1,139
Atlantic Broadband, Term Loan
4.469%, 08/09/24(F) (G)		1,785	1,773
Cable One Inc, Term Loan B
4.560%, VAR LIBOR+2.250%, 04/12/24		—	—

Description	Face Amount (000)(1)	Value (000)
Charter Comm Operating, LLC, Term Loan B
4.100%, VAR LIBOR+2.000%, 04/30/25	$6,900	$6,885
CSC Holdings Inc., Term Loan B (2017)
4.323%, VAR LIBOR+2.250%, 07/17/25	1,460	1,449
Intelsat Jackson Holdings, Term Loan B4
6.603%, 01/02/24(F)	265	275
Intelsat Jackson Holdings, Term Loan B5
6.625%, 01/02/24(F)	880	907
Liberty Cablevision of Puerto Rico, First Lien Term Loan
5.848%, VAR LIBOR+3.500%, 01/07/22	2,610	2,523
Liberty Cablevision of Puerto Rico, Second Lien - 2014
9.098%, 06/26/23(F)	112	103
Mediacom LLC, Term Loan N
3.740%, 02/15/24(F)	1,129	1,124
Quebecor Media, Term Loan B
4.593%, VAR LIBOR+2.250%, 08/17/20	2,567	2,566
Radiate Holdco, Term Loan B
5.094%, VAR LIBOR+3.000%, 02/01/24	1,290	1,270
Telenet Financing, Term Loan AN
4.323%, 08/15/26(F)	550	544
Unitymedia, Term Loan B (2017)
4.323%, VAR LIBOR+2.250%, 09/30/25	2,285	2,267

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Unitymedia, Term Loan D
4.323%, 01/15/26(F)		$705	$699
Unitymedia, Term Loan E
4.073%, 05/24/23(F)		730	724
UPC Financing Partnership, Facility AR, 1st Lien
4.573%, VAR LIBOR+2.500%, 01/15/26		2,125	2,099
Virgin Media Invst Hlds Ltd, Term Loan K
4.573%, VAR LIBOR+2.500%, 01/15/26		3,320	3,293
WideOpenWest Finance LLC, Term Loan B (2017)
5.335%, VAR LIBOR+3.250%, 08/18/23		2,923	2,784
Ziggo B.V., Term Loan E
4.573%, VAR LIBOR+2.500%, 04/15/25		7,800	7,707
Total Cable/Wireless Video			44,310
Chemical/Plastics [0.2%]
FLINT(fka BASF) (aka ColourOz), 1st Lien
4.741%, VAR LIBOR+0.030%, 09/03/21		411	378
Novacap, 1st Lien
3.500%, VAR LIBOR+0.035%, 04/28/23	EUR	2,180	2,499

Description		Face Amount (000)(1)	Value (000)
Oxea, Cov-Lite, 1st Lien
3.750%, VAR LIBOR+0.038%, 09/27/24	EUR	1,500	$1,747
Total Chemical/Plastics			4,624
Chemicals [1.4%]
Albaugh, LLC, Term Loan B (2017)
5.594%, 12/23/24(F)		1,776	1,782
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+0.033%, 06/02/23	EUR	1,464	1,680
Alpha 3 (Atotech), Term Loan B-1
5.334%, VAR LIBOR+3.000%, 01/31/24		611	607
ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.594%, VAR LIBOR+4.000%, 11/20/23		727	729
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.594%, VAR LIBOR+4.000%, 11/20/23		945	948
Consolidated Energy Limited, Term Loan B
4.525%, 05/07/25(F)		825	819
Cyanco Intermediate 2 Corp., Second Lien
9.594%, 03/06/26(F)		215	209
Cyanco Intermediate 2 Corp., Term Loan
5.594%, 03/07/25(F)		309	308

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Emerald Performance Materials, LLC, Initial Term Loan (First Lien)
5.594%, VAR LIBOR+3.500%, 07/30/21	$118	$118
Emerald Performance Materials, LLC, Second Lien
9.844%, 08/01/22(F)	1,945	1,943
Ferro Corp, Term Loan B-1
4.584%, 02/14/24(F)	780	777
Ferro Corp, Term Loan B-2
4.584%, 02/14/24(F)	318	316
Ferro Corp, Term Loan B-3
4.584%, 02/14/24(F)	311	309
Flint Group SA, Term Loan B-2
4.741%, VAR LIBOR+0.030%, 09/03/21	2,484	2,286
Gemini HDPE LLC, Term Loan B
4.859%, VAR LIBOR+3.000%, 07/24/21	1,863	1,859
HB Fuller, Term Loan B
3.948%, VAR LIBOR+2.250%, 10/20/24	2,205	2,185
Ineos Group Holdings PLC, Term Loan B
3.980%, VAR LIBOR+2.000%, 04/01/24	5,109	5,075
INEOS Styrolution Group GmbH, Term Loan B (2024)
3.994%, 03/29/24(F)	669	664
Kraton Polymers, Term Loan B (2018)
4.594%, 03/08/25(F)	1,380	1,374
LUX Holdco III (Invictus), Second Lien
8.730%, 02/13/26(F)	75	75

Description		Face Amount (000)(1)	Value (000)
LUX Holdco III (Invictus), Term Loan B
5.099%, 03/28/25(F) (G)		$224	$224
MacDermid Inc. (Platform), Term Loan B-6
5.094%, VAR LIBOR+3.000%, 06/07/23		531	531
MacDermid Inc. (Platform), Term Loan B-7
4.594%, VAR LIBOR+2.500%, 06/07/20		666	665
MacDermid, Incorporated (Platform Specialty Products Corporation), Euro Tranche C-6 Term Loan, 1st Lien
3.250%, VAR LIBOR+0.025%, 06/07/20	EUR	2,077	2,421
Minerals Technologies Inc., Term Loan B (2017)
4.330%, 02/14/24(F)		2,150	2,138
Minerals Technologies Inc., Term Loan B-2 - Fixed TL
4.750%, VAR LIBOR+4.750%, 05/09/21		3,495	3,495
New Arclin US Holdings, Term Loan B (2018)
5.834%, 02/14/24(F)		539	539
Novacap Group Holding, Term Loan
0.000%, 06/22/23(G)		319	363
OXEA Corp, Term B Loan
5.875%, 09/27/24(F)	EUR	537	536
PQ Corporation, Term Loan B
4.594%, 02/08/25(F)		2,310	2,299
Solenis, Term Loan, 1st Lien
0.000%, 12/18/23(G)		1,000	1,158
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
4.094%, 09/09/24(F)		779	777

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Tronox, Blocked Dollar Term Loan
5.094%, VAR LIBOR+3.000%, 09/23/24	$594	$594
Tronox, Initial Dollar Term Loan
5.094%, VAR LIBOR+3.000%, 09/23/24	1,371	1,370
Univar, Term Loan B-3
4.594%, VAR LIBOR+2.500%, 07/01/24	520	519
Vantage Specialty Chemicals, Second Lien
10.347%, 10/20/25(F)	635	636
Vantage Specialty Chemicals, Term Loan B
6.094%, 10/28/24(F)	716	721
Venator, Term Loan B
5.094%, VAR LIBOR+3.000%, 08/08/24	506	506
W.R. Grace & Co.-Conn., Term Loan B-1
1.750%, 02/21/25(F)	—	—
W.R. Grace & Co.-Conn., Term Loan B-2
1.750%, 02/21/25(F)	—	—
Total Chemicals		42,397
Computers & Electronics [0.2%]
SS&C Technologies Holdings, Inc., Term Loan B, 1st Lien
4.151%, VAR LIBOR+2.250%, 07/08/22	—	—
SS&C Technologies, Term Loan B-3
4.594%, 04/16/25(F)	4,665	4,662
Total Computers & Electronics		4,662

Description		Face Amount (000)(1)	Value (000)
Conglomerates [0.1%]
Socotec, Cov-Lite, 1st Lien
4.500%, VAR LIBOR+0.038%, 07/20/24	EUR	1,000	$1,163
4.500%, VAR LIBOR+0.045%, 07/20/24	EUR	1,000	1,318
Total Conglomerates			2,481
Consumer Discretionary [0.2%]
Albertsons, LLC, Asset Backed Term Loan
0.000%, 05/03/23(G)		935	933
EG Group Limited Euro Garages/EG Group (GBP) Cov-Lite Term Loan, 1st Lien
4.750%, 02/07/25		1,504	1,959
The Star Group, Inc., Term Loan
0.000%, 09/15/21(G)		2,000	2,324
Total Consumer Discretionary			5,216
Consumer Durables [0.0%]
American Bath Group, Term Loan B (2018)
6.584%, 09/30/23(F)		1,190	1,195
Zodiac Pool Solutions, Term Loan B
0.000%, 03/07/25(G)		220	219
Total Consumer Durables			1,414
Consumer NonDurables [0.1%]
American Greetings, Term Loan B
6.594%, 04/06/24(F)		580	583
Eastman Kodak Company, Exit Term Loan
8.347%, VAR LIBOR+6.250%, 09/03/19		807	747

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
NBTY (Nature's Bounty Co.), Term Loan
5.594%, VAR LIBOR+3.500%, 08/15/24		$187	$174
Parfums Holdings Company, Term Loan B
6.844%, VAR LIBOR+4.750%, 06/28/24		322	325
Playcore, Delay Draw
0.000%, 09/18/24(G)		44	44
Playcore, Term Loan B
6.203%, VAR LIBOR+3.750%, 09/18/24		324	324
Prestige Brands Inc, Term Loan B-4
4.094%, VAR LIBOR+2.750%, 01/26/24		410	408
Varsity Brands (Hercules Achievement), Term Loan B (2017)
5.594%, VAR LIBOR+3.500%, 12/09/24		786	786
Total Consumer NonDurables			3,391
Containers and glass products [0.1%]
Weener, Term Loan B, 1st Lien
0.000%, 06/20/25(G)		1,500	1,753
Containers and Glass Products [0.2%]
Faerch Plast, Term Loan B1, Cov-Lite, 1st Lien
3.500%, VAR LIBOR+0.035%, 07/24/24	EUR	2,500	2,900

Description		Face Amount (000)(1)	Value (000)
Verallia, Facility B4, 1st Lien
2.750%, VAR LIBOR+0.028%, 10/22/22	EUR	1,855	$2,118
Total Containers and Glass Products			5,018
Diversified Insurance [0.1%]
CEP II (2011), Term Loan B, Cov-Lite, 1st Lien
4.250%, 12/13/24(F) (G)	EUR	2,500	2,859
Diversified Media [1.1%]
ALM Media, LLC, Term Loan B
6.834%, 07/29/20(F)		196	173
Cineworld (Crown Finance), Term Loan B
4.594%, 02/28/25(F)		2,279	2,261
Creative Artist Agency LLC, Term Loan B (2018)
5.073%, 02/15/24(F)		1,274	1,272
Deluxe Entertainment Services Group, Term Loan
7.859%, VAR LIBOR+5.500%, 02/28/20		1,775	1,716
DHX Media, Term Loan B
7.750%, VAR LIBOR+3.750%, 12/22/23		505	504
Donnelley Financial Solutions, Term Loan B (2017)
4.981%, 09/29/23(F)		216	216
Harland Clarke Holdings, Term Loan B7
7.084%, 11/03/23(F)		12,354	12,004
Internet Brands (Micro Holdings Corp.), Second Lien
9.585%, VAR LIBOR+7.500%, 08/15/25		145	146

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Internet Brands (Micro Holdings Corp.), Term Loan (2017)
5.835%, VAR LIBOR+3.750%, 09/13/24	$1,583	$1,582
Lamar Media Corp, Term Loan B
3.875%, 02/14/25(F)	673	672
Learfield Communications, Term Loan
5.350%, VAR LIBOR+3.250%, 12/01/23	246	247
Lions Gate Entertainment, Term Loan B (2018)
4.341%, 03/24/25(F)	1,776	1,767
McGraw-Hill Global Education Holdings LLC, Term Loan - 2022
6.094%, VAR LIBOR+4.000%, 05/04/22	518	506
MediArena Acquisition (Endemol), First Lien Term Loan
8.058%, VAR LIBOR+5.750%, 08/11/21	2,144	2,139
Merrill Communications LLC, Term Loan - 2022
7.609%, VAR LIBOR+5.250%, 05/27/22	1,017	1,027
Nielsen Finance LLC, Term Loan B-4
4.046%, VAR LIBOR+2.000%, 10/04/23	589	588
Rovi Solutions Corporation, Term Loan B
4.600%, VAR LIBOR+2.500%, 07/02/21	555	555

Description		Face Amount (000)(1)	Value (000)
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
4.930%, 05/16/25(F)		$4,825	$4,783
Total Diversified Media			32,158
Drugs [0.3%]
Aenova
5.000%, 09/29/20(F)	EUR	316	358
Aenova, Facility B (SwissCaps Holding), 1st Lien
5.000%, 09/29/20(F)	EUR	192	218
Aenova, Facility B (Temmler), 1st Lien
5.000%, 09/29/20(F)	EUR	174	197
Aenova, Facility B, 1st Lien
5.000%, 07/10/20(F)	EUR	1,318	1,493
Ceva Sante Animale, Facility B2, 1st Lien
3.000%, 06/30/21(F)	EUR	1,000	1,150
Cooper, Facility B1, 1st Lien
3.500%, 01/30/23(F)	EUR	700	814
Cooper, Facility B2, 1st Lien
3.500%, 01/30/23(F)	EUR	300	349
Ethypharm, Facility B1, 1st Lien
5.271%, VAR LIBOR+0.048%, 07/21/23	GBP	1,000	1,314
Unilabs, Term Loan B2, 1st Lien
3.000%, VAR LIBOR+0.030%, 04/19/24	EUR	2,500	2,819
Unither, Term Loan B, 1st Lien
4.000%, VAR LIBOR+0.045%, 02/01/24	EUR	1,500	1,755
Total Drugs			10,467

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Ecological Services and Equipment [0.1%]
Dummen Orange, Term Loan B, Cov-Lite, 1st Lien
3.500%, VAR LIBOR+0.035%, 05/18/24	EUR	3,000	$3,223
Electronics/electric [0.0%]
Coherent Holding GmbH, Euro Term Loan, 1st Lien
3.000%, VAR Euribor+0.023%, 08/01/23	EUR	1,119	1,308
Electronics/Electric [0.3%]
Audiotonix, Term Loan B, 1st Lien
5.826%, 03/22/24(F)		1,223	1,217
Genesys (Greeneden), Tranche B-3 Euro Term Loan, 1st Lien
3.500%, VAR LIBOR+0.035%, 12/01/23	EUR	1,975	2,310
Industrial and Financial Systems, IFS AB, Term Loan B, 1st Lien
3.500%, VAR LIBOR+0.035%, 07/25/24(G)	EUR	2,000	2,295
Oberthur Technologies, Cov-Lite, 1st Lien
3.750%, VAR LIBOR+0.038%, 01/10/24(G)	EUR	2,000	2,293
Total Electronics/Electric			8,115
Energy [1.1%]
Admiral Permian (APR Operating), Second Lien
8.960%, 05/17/24(F)		735	724
Apergy Corp, Term Loan B
4.563%, 04/18/25(F)		1,005	1,005

Description	Face Amount (000)(1)	Value (000)
Azure Midstream Holdings LLC, Term Loan B
9.594%, VAR LIBOR+6.500%, 11/15/18	$1,236	$1,202
BlackBrush Oil & Gas, L.P., Term Loan
10.500%, 01/26/24(F)	1,125	1,103
Blackhawk Mining, Term Loan B
12.360%, 02/17/22(F)	1,653	1,160
California Resources Corp, Term Loan
12.466%, VAR LIBOR+10.375%, 12/31/21	790	873
California Resources Corp, Term Loan B (2017)
6.838%, VAR LIBOR+4.750%, 12/31/22	520	529
Chesapeake Energy Corp., Term Loan
9.594%, VAR LIBOR+7.500%, 08/23/21	2,930	3,063
CITGO Petroleum Corp., Term Loan B
5.808%, 07/29/21(F)	505	505
Crestwood, Term Loan B (2018)
9.550%, 02/28/23(F)	1,798	1,789
Delek US Holdings Inc, Term Loan B
4.594%, 03/14/25(F)	374	372
Eagleclaw (BCP Raptor), Term Loan B
6.421%, VAR LIBOR+4.250%, 06/24/24	1,004	980
EMG Utica, Term Loan
6.251%, VAR LIBOR+3.750%, 03/27/20	1,668	1,676

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Energy Transfer Equity LP, Term Loan B - new
4.091%, VAR LIBOR+2.000%, 02/02/24	$2,616	$2,590
Frac Tech International, Term Loan B - 2014
6.844%, VAR LIBOR+4.750%, 04/16/21	1,488	1,491
Gavilan Resources, Second Lien
8.085%, VAR LIBOR+6.000%, 03/01/24	1,095	1,074
Hi-Crush Partners, Term Loan B - 2024
6.100%, 12/16/24(F) (G)	1,204	1,200
Invenergy Thermal Operating I LLC, Term Loan B
0.000%, 07/16/25(G)	440	440
KCA Deutag, Term Loan B (2018)
9.084%, 02/28/23(F)	1,450	1,442
Keane Group Holdings, LLC, Term Loan
5.875%, 05/19/25(F)	815	813
McDermott International Inc, Term Loan B
7.094%, 05/12/25(F)	2,269	2,278
Midcoast Operating, Term Loan B
0.000%, 07/31/25(G)	705	702
Osum Production Corp., Term Loan B
7.834%, VAR LIBOR+5.500%, 07/31/20	582	506
Riverstone Utopia Member, Term Loan B
6.184%, 10/16/24(F)	325	325
Rover (BCP Renaissance), Term Loan B
6.359%, 10/31/24(F)	120	120

Description		Face Amount (000)(1)	Value (000)
Sheridan Production Partners, Term Loan II-A
5.810%, VAR LIBOR+3.500%, 12/16/20		$75	$67
Sheridan Production Partners, Term Loan II-M
5.810%, VAR LIBOR+3.500%, 12/16/20		28	25
Sheridan Production Partners, Term Loan II-SIP
5.810%, VAR LIBOR+3.500%, 12/16/20		539	484
Techem GmbH, Facility B, 1st Lien
3.000%, VAR LIBOR+0.030%, 10/02/24	EUR	1,500	1,745
Traverse Midstream, Term Loan B
6.340%, VAR LIBOR+4.000%, 09/27/24		675	674
Woodford Express, Term Loan B
7.094%, 01/17/25(F)		653	631
Total Energy			31,588
Entertainment and Leisure [0.1%]
Cyan Blue Holdco 2 Limited, Term Loan B-1, 1st Lien
4.712%, VAR LIBOR+0.040%, 08/23/24	GBP	1,840	2,423
Farming/Agriculture [0.1%]
Sapec Agro Business, Term Loan B, 1st Lien
4.750%, VAR LIBOR+0.048%, 12/15/23	EUR	2,500	2,902

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Financial [2.5%]
Altisource, Term Loan B (2018)
6.334%, 03/29/24(F)	$1,834	$1,813
Aretec Group, Inc, Second Lien
2.000%, VAR Prime Rate by Country+4.500%, 05/23/21	2,644	2,644
Aretec Group, Inc, Term B-1 Loans
6.230%, VAR LIBOR+4.250%, 11/23/20	1,536	1,538
Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loans (2017)
4.844%, VAR LIBOR+2.750%, 08/04/22	971	968
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loans
4.844%, 11/03/23(F)	3,840	3,830
Asurion, LLC (fka Asurion Corporation), Second Lien (2017)
8.094%, VAR LIBOR+6.000%, 08/04/25	5,735	5,814
Asurion, LLC (fka Asurion Corporation), Term Loan B-7
0.000%, 11/29/24(G)	1,090	1,085
Blackhawk Network Holdings, Term Loan B
5.073%, 05/23/25(F) (G)	545	543
Ditech (Walter Investment), Term Loan B
8.094%, VAR LIBOR+3.750%, 06/30/22(B)	2,493	2,385

Description	Face Amount (000)(1)	Value (000)
Dubai Drydocks World LLC DryDocks World (USD), NTL Term Loan, 1st Lien
4.336%, 11/30/20	$13,600	$12,886
Dubai World, 1st Lien
4.750%, 09/30/18	13,135	12,216
2.000%, 09/30/18	12,410	11,659
Duff & Phelps Corporation (Deerfield), Term Loan B (2017)
5.584%, 12/04/24(F) (G)	753	749
Edelman Financial Center, Second Lien
0.000%, 06/26/26(G)	110	111
Edelman Financial Center, Term Loan B
0.000%, 06/26/25(G)	1,340	1,337
EVO Payments International, Term B Loan
5.360%, 12/22/23(F)	447	445
Fortress Investment, Term Loan B (2018)
4.094%, 12/27/22(F)	755	755
Freedom Mortgage Corporation, Term Loan B
6.841%, VAR LIBOR+5.500%, 02/17/22(G)	976	979
Genworth Financial Inc., Term Loan B
6.546%, 02/28/23(F)	250	254
Greenhill & Co, Term Loan B
5.797%, VAR LIBOR+3.750%, 10/06/22	492	494
iStar Financial Inc., Term Loan B
4.974%, VAR LIBOR+3.000%, 07/01/20	3,361	3,352
Jane Street Group, LLC, Term Loan B (2018)
5.844%, 08/25/22(F)	371	373

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Jefferies Finance LLC, Term Loan B
4.875%, VAR LIBOR+3.000%, 07/26/24	$274	$274
LPL Holdings, Inc., Term Loan B (2017)
4.641%, VAR LIBOR+2.250%, 09/23/24	—	—
Mitchell International, Inc., Second Lien
9.344%, 11/20/25(F)	190	190
Mitchell International, Inc., Term Loan
5.344%, 11/20/24(F)	600	595
Mortgage Contracting Services, Term Loan AP
6.056%, 05/12/24(F)	—	—
Navistar, Term Loan B
5.430%, VAR LIBOR+3.500%, 11/06/24	833	832
Ocwen Financial Corporation, Term Loan
7.085%, VAR LIBOR+5.000%, 12/07/20	973	972
Russell Investments, Term Loan B
5.344%, VAR LIBOR+4.250%, 05/10/23	956	959
Tempo Acquisition LLC, Initial Term Loan
5.094%, VAR LIBOR+3.000%, 05/01/24	1,951	1,941
Virtu Financial LLC (aka VFH), Term Loan (2017)
5.558%, 12/30/21(F) (G)	516	519
Total Financial		72,512

Description		Face Amount (000)(1)	Value (000)
Financial Intermediaries [0.3%]
ION Trading Technologies, Term Loan B, 1st Lien
3.750%, VAR LIBOR+0.028%, 11/15/24(G)	EUR	1,609	$1,851
ION Trading Technologies, Term Loan, 1st Lien
0.000%, 11/21/24(G)		1,000	1,147
Nets, Term Loan B, Cov-Lite, 1st Lien
0.000%, VAR LIBOR+0.033%, 11/29/24(G)	EUR	1,323	1,517
Optimal Payments aka Paysafe, 2nd Lien
7.000%, VAR LIBOR+0.070%, 11/15/22(G)	EUR	1,000	1,158
Optimal Payments aka Paysafe, Cov-Lite, 1st Lien
3.250%, VAR LIBOR+0.033%, 12/02/24(G)	EUR	2,000	2,294
Vistra, 1st Lien
3.250%, VAR LIBOR+0.033%, 07/21/22	EUR	975	1,131
Total Financial Intermediaries			9,098
Food and Drug [0.1%]
Albertsons, LLC, 2017-1 Term B-4
4.844%, VAR LIBOR+2.750%, 08/25/21		473	468
Albertsons, LLC, 2017-1 Term B-6
5.319%, VAR LIBOR+3.000%, 06/22/23		2,496	2,467
Supervalu Inc., Delay Draw
5.594%, VAR LIBOR+3.500%, 06/08/24		50	50

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Supervalu Inc., Term Loan B
5.594%, VAR LIBOR+3.500%, 06/08/24		$84	$84
Total Food and Drug			3,069
Food Products [0.1%]
Continental Foods, Term Loan B, 1st Lien
4.000%, 12/08/23(F)	EUR	1,112	1,289
Continental Foods, Tranche 2, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	216	251
Continental Foods, Tranche 3, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	191	221
Continental Foods, Tranche 4, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	481	558
Total Food Products			2,319
Food Service [0.1%]
Solina, Term Loan B, 1st Lien
3.750%, VAR LIBOR+0.038%, 12/16/22	EUR	2,000	2,327
Food/Drug Retailers [0.1%]
Prosol, Term Loan B, Cov-Lite, 1st Lien
4.000%, VAR LIBOR+0.040%, 04/21/24	EUR	2,000	2,298
Food/Tobacco [0.6%]
Aramark, Term Loan B-3
4.084%, 03/11/25(F)		653	652

Description	Face Amount (000)(1)	Value (000)
Burger King (1011778 B.C. / New Red), Term Loan B-3
4.344%, VAR LIBOR+2.250%, 02/16/24	$5,447	$5,420
CHG PPC Parent (CH Guenther), Term Loan B
4.844%, 03/21/25(F)	190	189
Flynn Restaurant Group, Term Loan B
0.000%, 06/20/25(G)	765	763
JBS USA LLC, Term Loan B (2017)
4.835%, VAR LIBOR+2.500%, 10/30/22	2,971	2,946
K-MAC Holdings, Second Lien
8.835%, 03/09/26(F)	150	149
K-MAC Holdings, Term Loan B
5.336%, 03/07/25(F)	299	297
Milk Specialties, Term Loan
6.094%, VAR LIBOR+4.000%, 08/16/23	703	701
NPC International, Inc., Second Lien
9.480%, VAR LIBOR+7.500%, 03/28/25	115	116
NPC International, Inc., Term Loan B
5.594%, VAR LIBOR+3.500%, 03/29/24	317	318
Panera Bread, Term Loan A
4.125%, 07/18/22(F)	3,112	3,054
Post Holdings Inc, Term Loan B
4.100%, VAR LIBOR+2.250%, 05/24/24	1,530	1,519

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
US Foods Inc., Term Loan B
4.094%, VAR LIBOR+2.500%, 06/27/23	$1,206	$1,204
Total Food/Tobacco		17,328
Forest Prod/Containers [0.3%]
Anchor Glass Container Corporation, Term Loan
4.844%, 12/07/23(F)	460	415
Anchor Glass Container Corporation, Term Loan (Second Lien)
9.807%, 11/22/24(F)	230	152
Berry Plastics Corp., Term Loan S
3.921%, 02/08/20(F)	291	290
BWAY Holding Company, Term Loan B
5.588%, VAR LIBOR+3.250%, 04/03/24	1,779	1,768
Caraustar Industries, Inc., Term Loan B (2017)
7.834%, VAR LIBOR+5.500%, 03/09/22	1,083	1,087
Crown Americas, Term Loan B
4.312%, 04/03/25(F)	490	490
Flex Acquisition Company, Inc. (Novolex), Incremental Term Loan
0.000%, 06/20/25(G)	690	688
Flex Acquisition Company, Inc. (Novolex), Initial Term Loan
5.308%, VAR LIBOR+3.000%, 12/29/23	695	692
Plastipak Holdings, Inc., Tranche B Term Loan (2018)
4.600%, 10/14/24(F)	110	109

Description	Face Amount (000)(1)	Value (000)
ProAmpac, Term Loan B
5.530%, VAR LIBOR+4.000%, 11/17/23	$1,209	$1,201
Reynolds Group Holdings, Incremental US Term Loans
4.844%, VAR LIBOR+2.750%, 02/05/23	1,099	1,095
Total Forest Prod/Containers		7,987
Gaming/Leisure [1.3%]
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.105%, 10/19/24(F)	2,091	2,075
Belmond Interfin Ltd., Term Loan B
4.844%, 07/03/24(F)	757	757
Bombardier Recreational Products, Term Loan
3.930%, VAR LIBOR+2.500%, 06/30/23	—	—
Boyd Gaming Corp, Term Loan B (2017)
4.488%, VAR LIBOR+2.500%, 09/15/23	518	519
Caesars Entertainment Op Co Inc, Term Loan B
4.094%, VAR LIBOR+2.500%, 10/07/24	517	513
Caesars Resort Collection LLC, Term Loan
4.844%, VAR LIBOR+2.750%, 12/23/24	1,557	1,551
CityCenter Holdings, Term Loan B
4.344%, VAR LIBOR+2.500%, 04/18/24	780	776

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Diamond Resorts Corp, Term B Loan
5.844%, 09/02/23(F)	$2,868	$2,859
Eldorado Resorts, Inc., Term Loan B
4.375%, VAR LIBOR+2.250%, 03/15/24	967	962
ESH Hospitality, Inc., Term Loan B (2018)
4.094%, 08/30/23(F)	1,031	1,024
Four Seasons Holdings Inc., Term Loan (12/13)
4.094%, 11/30/23(F)	1,164	1,155
Global Cash Access, Term Loan B (2017)
5.094%, VAR LIBOR+3.500%, 05/09/24	1,797	1,794
GLP Capital LP (Gaming & Leisure), Incremental Tranche A-1
3.585%, 04/29/21(F)	2,921	2,892
Golden Entertainment Inc., Term Loan B
5.100%, 08/15/24(F)	463	461
Greektown Holdings, Term Loan B
5.094%, VAR LIBOR+2.750%, 03/21/24	990	985
GVC Holdings, Term Loan B-2
4.602%, 03/15/24(F)	264	264
Hilton Worldwide Finance, LLC, Term Loan B-2
3.841%, VAR LIBOR+2.000%, 10/25/23	4,531	4,530
La Quinta Intermediate Holdings, Term Loan B
5.348%, VAR LIBOR+2.750%, 04/14/21	—	—
Las Vegas Sands, Term Loan B (2018)
3.844%, 03/27/25(F)	2,603	2,584

Description	Face Amount (000)(1)	Value (000)
MGM Growth Properties, Term Loan B
4.094%, VAR LIBOR+2.250%, 04/25/23	$1,254	$1,247
MGM Resorts, Term Loan A
4.344%, 04/07/21(F)	671	669
Mohegan Tribal Gaming, Term Loan B (2016)
5.980%, VAR LIBOR+4.000%, 10/13/23	1,246	1,174
Playa Resorts Holding, Term Loan B (2017)
4.840%, VAR LIBOR+3.000%, 04/05/24	743	733
Scientific Games Inc., Term Loan B-5
4.921%, 08/14/24(F)	682	676
Stars Group (Amaya), Term Loan B (2018)
5.094%, 03/28/25(F)	1,851	1,847
Stars Group (Amaya), Term Loan B (Refinanced)
0.000%, 06/27/25(G)	1,560	1,552
Station Casinos, Term Loan B
4.600%, VAR LIBOR+2.500%, 06/08/23	801	797
UFC Holdings (Buyer), Term Loan B - 2023
5.350%, VAR LIBOR+3.250%, 08/18/23	677	677
VICI Properties 1 LLC (Caesars), Term Loan
4.084%, 12/20/24(F) (G)	2,862	2,839
Wyndham Hotels & Resorts, Term Loan B
3.726%, 05/30/25(F)	640	638
Total Gaming/Leisure		38,550

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Health care [0.1%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.250%, VAR LIBOR+0.038%, 04/11/23	EUR	1,500	$1,745
Health Care [1.1%]
Auris Luxembourg III S.A R.L., Incremental Facility B6, 1st Lien
3.500%, VAR LIBOR+0.035%, 01/17/22	EUR	970	1,132
Biogroup, Term Loan B, Cov-Lite, 1st Lien
3.500%, 06/14/24(F)	EUR	1,000	1,164
Busy Bees, Facility B, 1st Lien
5.244%, 04/29/22(F)	GBP	1,000	1,318
Busy Bees, Facility B3, 1st Lien
5.244%, VAR LIBOR+0.048%, 05/12/22(G)	GBP	2,000	2,635
Cerba Healthcare, Term Loan B, 1st Lien
0.000%, 04/22/24(G)		1,000	1,146
Cerba, Cov-Lite, 1st Lien
3.000%, 03/21/24(F)	EUR	1,000	1,133
Cheplapharm Arzneimittel
0.000%,		1,500	1,725
Community Health Systems, Inc., Term Loan G
5.307%, VAR LIBOR+2.750%, 12/31/19		—	—
Curaeos, Term Loan B, 1st Lien
0.000%, 05/23/25(G)		1,000	1,160
Diaverum Holding S.ar.l. (fka Velox Bidco SARL), 2nd Lien
8.000%, 05/24/24(F)	EUR	1,500	1,717

Description		Face Amount (000)(1)	Value (000)
Diaverum Holding S.ar.l. (fka Velox Bidco SARL), Term Loan B, 1st Lien
3.250%, VAR LIBOR+0.033%, 05/24/24	EUR	1,500	$1,703
DomusVi, Term Loan B, 1st Lien
3.250%, 10/11/24(F) (G)	EUR	3,000	3,445
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.750%, VAR LIBOR+0.038%, 10/31/22	EUR	2,000	2,324
Gentiva Health Services, Delayed Term Loan, 1st Lien
0.000%, 06/23/25(G)		252	250
Gesundheits GmbH, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+0.030%, 07/25/21	EUR	1,000	1,142
HRA, Cov-Lite, 1st Lien
3.500%, VAR LIBOR+0.035%, 07/31/24	EUR	2,000	2,291
Nidda Healthcare, Term Loan
0.000%, 08/21/24(G)		755	863
Sebia S.A., 1st Lien
8.500%, VAR LIBOR+0.078%, 09/22/25(G)	EUR	1,000	1,174
Stada, 1st Lien
3.500%, VAR LIBOR+0.035%, 09/20/24(G)	EUR	1,304	1,489
Sunrise Medical, Term Loan
0.000%, 04/16/25(G)		2,437	2,819

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Zentiva, Term Loan B, 1st Lien
0.000%, 05/29/25(G)	$1,000	$1,158
Total Health Care		31,788
Healthcare [1.5%]
Ardent Health Partners (AHP), Term Loan B
0.000%, 06/16/25(G)	810	806
Centene Corp., Bridge Facility
0.000%, 09/13/18(F) (G)	—	—
Change Healthcare Holdings Inc, Term Loan B
4.844%, VAR LIBOR+2.750%, 03/01/24	5,268	5,248
CHG Healthcare Services, Term Loan B
5.359%, 06/07/23(F)	220	220
Cole-Parmer, Term Loan B
5.594%, 03/15/24(F)	385	387
Community Health Systems, Inc., Term Loan H
5.557%, VAR LIBOR+3.000%, 01/27/21	3,981	3,882
ConvaTec Healthcare, Term B Loan
4.584%, 10/13/23(F)	578	577
Diplomat Pharmacy, Inc., Term Loan B
6.600%, 12/13/24(F)	122	121
Endo Luxembourg Finance Company I S.à r.l., Initial Term Loan, 1st Lien
6.375%, VAR LIBOR+4.250%, 04/29/24	652	650
Envision Healthcare Corporation (EMS), Term Loan B
5.100%, VAR LIBOR+3.000%, 12/01/23	772	770

Description	Face Amount (000)(1)	Value (000)
Explorer Holdings, Term Loan B
6.084%, VAR LIBOR+3.750%, 04/12/23	$462	$459
Gentiva (Kindred at Home), Second Lien
0.000%, 06/22/26(G)	185	187
Gentiva (Kindred at Home), Term Loan
0.000%, 06/23/25(G)	403	400
Greatbatch, Ltd., Term Loan A
5.360%, 10/14/21(F)	361	361
Greatbatch, Ltd., Term Loan B (Refi)
5.300%, 10/27/22(F)	1,410	1,411
Grifols, Inc, Term Loan B (2017)
4.238%, VAR LIBOR+2.250%, 01/31/25	3,254	3,254
HCA Inc, Term Loan B-10
2.000%, 03/13/25(F)	2,055	2,059
HCA Inc., Tranche B-11 Term Loan
3.844%, 03/17/23(F)	748	748
Indivior Finance S.Ã r.l., Term Loan
6.860%, 12/19/22(F)	2,572	2,556
Innoviva Inc., Term Loan B
6.831%, 08/11/22(F)	416	419
Kindred Healthcare Inc., Term B Loan
0.000%, 06/23/25(G)	1,235	1,223
Kindred Healthcare Inc., Term Loan B
5.875%, VAR LIBOR+3.500%, 04/09/21	553	552
Lannett Company, Inc, Term Loan A
6.844%, VAR LIBOR+4.750%, 11/25/20	1,795	1,787

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
MultiPlan Inc, Term Loan B
5.084%, VAR LIBOR+3.000%, 06/07/23	$2,510	$2,494
Owens & Minor Distribution, Term Loan B
6.480%, 05/02/25(F)	985	962
PharMerica Corp, Second Lien
9.796%, 09/26/25(F)	145	145
PharMerica Corp, Term Loan B
5.546%, VAR LIBOR+3.500%, 09/26/24	180	179
Quintiles IMS Incorporated (IQVIA), Term Loan B-1
4.334%, VAR LIBOR+2.000%, 03/07/24	175	175
Quintiles IMS Incorporated (IQVIA), Term Loan B-2
4.334%, VAR LIBOR+2.000%, 01/17/25	571	569
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
4.084%, 06/09/25(F)	595	589
Royalty Pharma (aka RPI), Term A-4 Loan
3.834%, 05/04/22(F)	570	570
Royalty Pharma (aka RPI), Term Loan B-6
4.334%, VAR LIBOR+2.000%, 03/27/23	4,064	4,058
Sound Inpatient Physicians, Second Lien
0.000%, 06/19/26(G)	75	75
Sound Inpatient Physicians, Term Loan B
0.000%, 06/19/25(G)	290	290

Description	Face Amount (000)(1)	Value (000)
Surgery Center Holdings, INC., Term Loan B
5.350%, VAR LIBOR+3.250%, 09/02/24	$725	$722
Syneos Health Inc, Term Loan A (2018)
3.480%, 08/01/22(F)	1,067	1,063
Syneos Health Inc, Term Loan B (2018)
4.094%, 08/01/24(F)	1,129	1,122
Team Health, Term Loan
4.844%, VAR LIBOR+2.750%, 02/06/24	1,466	1,408
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien
4.983%, 06/02/25(F)	1,637	1,631
Zotec Parters, Term Loan B
7.090%, 02/09/25(F)	373	373
Total Healthcare		44,502
Housing [0.7%]
ABC Supply Company, Term B-2 Loan
4.094%, 10/31/23(F)	1,167	1,156
Beacon Roofing Supply, Inc., Term Loan B - new
4.280%, 01/02/25(F)	289	287
Canam Construction, Term Loan B
7.594%, VAR LIBOR+5.500%, 06/29/24	927	934
Capital Automotive LP, Second Lien (2017)
8.100%, VAR LIBOR+6.000%, 03/21/25	4,961	4,982
Capital Automotive LP, Term Loan B (2017)
4.600%, VAR LIBOR+2.500%, 03/21/24	2,305	2,291

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien)
5.609%, VAR LIBOR+3.250%, 11/04/21		$2,888	$2,881
GGP (Brookfield Residential Property), Term Loan B
0.000%, 05/07/25(G)		2,815	2,762
Installed Building Products, Term Loan B (2018)
4.594%, 04/15/25(F)		675	672
Quikrete Holdings, Inc., Term Loan B
4.844%, VAR LIBOR+2.750%, 11/15/23		246	245
Realogy Corporation, Term Loan A
4.296%, 02/08/23(F)		745	745
Summit Materials LLC, Term Loan B (2017)
4.094%, VAR LIBOR+2.250%, 11/21/24		2,492	2,480
Total Housing			19,435
Industrial Equipment [0.0%]
AHT Cooling, Facility B2, 1st Lien
4.250%, 11/19/20(F)	EUR	976	1,088
Delachaux 2014, 1st Lien
5.250%, VAR LIBOR+0.043%, 09/25/21	GBP	337	445
Total Industrial Equipment			1,533
Information Technology [1.7%]
Applied Systems Inc., Term Loan
5.334%, 09/14/24(F)		364	364
Arris Group, Inc., Term Loan B-3
4.344%, 04/26/24(F)		1,041	1,041

Description	Face Amount (000)(1)	Value (000)
Autodata, Inc., Term Loan
5.335%, 12/12/24(F)	$474	$471
Avaya Inc., Tranche B Term Loan, 1st Lien
6.323%, 12/15/24(F) (G)	2,718	2,720
Barracuda Networks, Inc., Second Lien
9.307%, 01/09/26(F)	80	80
Barracuda Networks, Inc., Term Loan
5.307%, 02/12/25(F)	395	393
Blackboard Inc, Term Loan B-4
7.355%, VAR LIBOR+5.000%, 06/30/21	416	393
Cavium, Inc., Term Loan B (2017)
4.344%, VAR LIBOR+2.250%, 08/16/22	632	631
CCC Information, Term Loan B
5.100%, VAR LIBOR+3.000%, 04/29/24	589	587
Cologix, Second Lien
9.094%, VAR LIBOR+7.000%, 03/14/25	100	100
Cologix, Term Loan B
5.091%, 03/15/24(F)	385	385
Dell, New Term Loan A-3
3.600%, VAR LIBOR+1.500%, 12/31/18	4,087	4,076
Dell, New Term Loan B
4.100%, VAR LIBOR+2.000%, 09/07/23	4,645	4,619
Digicert, Second Lien
10.094%, 09/19/25(F)	365	356
Digicert, Term Loan B-2
6.844%, 09/20/24(F)	289	289

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
EAB Avatar Purchaser, Inc, Term Loan B
6.253%, VAR LIBOR+3.750%, 09/27/24	$544	$535
ECI Software Solutions, Term Loan B
6.584%, VAR LIBOR+4.250%, 09/19/24	288	288
EIG Investors Corp (Endurance), Term Loan B (2018)
6.075%, 02/09/23(F)	988	986
Ensono, Term Loan B
7.353%, 04/30/25(F)	445	444
Gartner Inc, Term Loan A
4.094%, 06/17/21(F)	684	684
Gigamon, Term Loan B
6.834%, 12/19/24(F) (G)	637	640
Globallogic Holdings Inc, Term Loan B (2018)
6.084%, 06/20/22(F)	441	441
Help/Systems, Term Loan B (2018)
5.844%, 03/22/25(F)	410	409
Internap, Term Loan B
7.800%, VAR LIBOR+7.000%, 04/06/22	566	568
IPC Corp., Term B-1 Loans
6.860%, VAR LIBOR+4.500%, 08/06/21	131	128
Iron Mountain, Term Loan B
3.844%, 01/02/26(F)	763	748
JDA Software Group, Inc (RP Crown), Term Loan B
4.844%, VAR LIBOR+3.000%, 09/21/23	281	278
KeyW Corporation, Term Loan B
6.530%, 05/03/24(F)	225	226

Description	Face Amount (000)(1)	Value (000)
LANDesk Software, Term Loan B
6.350%, VAR LIBOR+4.250%, 01/20/24	$410	$405
Leidos (Abacus Innovations Corp), Term Loan B
3.875%, VAR LIBOR+2.000%, 06/09/23	559	560
Lionbridge Technologies, Term Loan B
7.594%, VAR LIBOR+5.500%, 02/06/24	445	444
Mavenir Systems, Term Loan B
8.030%, 05/08/25(F)	820	818
MaxLinear, Term Loan B
4.573%, VAR LIBOR+2.500%, 04/12/24	301	300
McAfee, Term Loan B
6.468%, VAR LIBOR+4.500%, 09/30/24	1,360	1,366
Micro Focus, MA FinanceCo
4.844%, VAR LIBOR+2.750%, 06/21/24	212	210
Micro Focus, Seattle SpinCo
4.844%, VAR LIBOR+2.750%, 06/21/24	1,429	1,421
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.100%, 05/23/25(F)	510	509
Misys (Almonde/Finastra), Second Lien
9.557%, VAR LIBOR+7.250%, 06/13/25	225	216

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Misys (Almonde/Finastra), Term Loan B
5.807%, VAR LIBOR+3.500%, 06/13/24	$774	$759
Mitchell International, 1st Lien
5.218%, 11/21/24(G)	48	48
Peak 10, Inc., Second Lien
9.608%, VAR LIBOR+7.250%, 07/24/25	180	179
Peak 10, Inc., Term Loan
5.834%, VAR LIBOR+3.500%, 08/01/24	993	980
Presidio, Inc., Term Loan B - new
4.844%, 02/02/24(F)	740	739
Rackspace Hosting, Inc., Term Loan B - Add-on
5.363%, VAR LIBOR+3.000%, 11/03/23	1,377	1,358
Salient CRGT Inc, Term Loan B
7.844%, VAR LIBOR+5.750%, 02/25/22	737	744
Sirius Computer Solutions (SCS), Term Loan B
6.344%, VAR LIBOR+4.250%, 10/30/22	703	704
SolarWinds, Term Loan B (2018)
5.094%, 03/07/24(F)	453	453
Solera, Term Loan B
4.844%, VAR LIBOR+3.250%, 03/03/23	741	737
SS&C Technologies, Term Loan B-1 (new)
4.344%, VAR LIBOR+2.250%, 07/08/22	1,371	1,375

Description	Face Amount (000)(1)	Value (000)
SS&C Technologies, Term Loan B-4
4.594%, 04/16/25(F)	$1,765	$1,764
Symantec Corporation, Term A-2 Loan
3.875%, 08/01/19(F)	248	246
Symantec Corporation, Term A-5 Loan
4.080%, 08/01/21(F)	1,600	1,588
Syncsort Incorporated (Starfish Holdco, LLC), Term Loan B
7.094%, VAR LIBOR+5.000%, 08/09/24	288	288
Tibco Software, Term Loan B (2017)
5.600%, VAR LIBOR+3.500%, 12/04/20	1,676	1,675
TierPoint, Term Loan B
5.844%, VAR LIBOR+3.750%, 04/26/24	292	283
TTM Technologies, Term Loan B (2017)
4.483%, 09/28/24(F)	589	586
Vertafore, Inc. (VF Holding), Term Loan (2016)
5.230%, VAR LIBOR+3.250%, 06/30/23	716	711
Vertafore, Inc. (VF Holding), Term Loan B (2018)
0.000%, 06/04/25(G)	220	219
Vertiv (Cortes NP Acquisition), Term Loan B (2017)
6.001%, VAR LIBOR+4.000%, 11/30/23	1,289	1,279
Western Digital Corporation, Term Loan A-1
3.594%, 04/29/23(F)	2,301	2,304

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Western Digital Corporation, Term Loan B-4
3.844%, 04/29/23(F)		$712	$711
Total Information Technology			48,859
Insurance [0.0%]
Hub International Limited, Initial Term Loan, 1st Lien
5.360%, 04/25/25(F)		450	447
Land Transportation [0.0%]
Transplace Holdings. Inc., Term Loan B
5.807%, 09/29/24(F)		597	595
Leisure goods/activities/movies [0.1%]
Richmond UK Holdco Limited, Facility B, 1st Lien
4.654%, VAR LIBOR+0.043%, 03/04/24	GBP	2,428	3,132
Leisure Goods/Activities/Movies [0.4%]
Car Trawler, Facility B, 1st Lien
3.750%, 04/30/21(F)	EUR	2,723	3,149
Dorna Sports, S.L., 1st Lien
3.000%, 04/12/24(F)		1,883	2,165
GVC Holdings, Term Loan B, 1st Lien
0.000%, VAR LIBOR+0.035%, 03/15/24		2,000	2,621
Premier Lotteries, Cov-Lite, Term Loan B, 1st Lien
3.500%, VAR LIBOR+0.035%, 06/26/24(G)	EUR	2,500	2,908

Description		Face Amount (000)(1)	Value (000)
Tipico, Term B Loan
3.500%, VAR LIBOR+0.033%, 08/08/22	EUR	2,000	$2,306
Total Leisure Goods/Activities/Movies			13,149
Leisure, Amusement, Motion Pictures, Entertainment [0.0%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.594%, 02/01/24(F)		280	276
Lodgings and casinos [0.1%]
HNVR Holdco Limited, Facility B, 1st Lien
3.250%, VAR LIBOR+0.033%, 05/31/23	EUR	1,985	2,283
Machinery [0.1%]
Graftech International Ltd., Initial Term Loan, 1st Lien
5.505%, 02/12/25(F)		1,910	1,897
Manufacturing [0.5%]
Big River Steel LLC, Term Loan B
7.334%, VAR LIBOR+5.000%, 08/23/23		814	824
Brand Energy & Infrastructure, Term Loan B
6.612%, VAR LIBOR+4.250%, 06/21/24		559	559
Columbus Mckinnon, Term Loan B (2018)
4.802%, 01/31/24(F)		314	311
DRB-HICOM Berhad, 1st Lien
4.612%, 01/22/21		3,189	3,045

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Dynacast International LLC, Term Loan B-1
5.584%, VAR LIBOR+3.250%, 01/28/22	$687	$685
Excelitas Technologies, Second Lien
9.967%, 11/15/25(F)	115	117
Excelitas Technologies, Term Loan B
5.834%, 11/15/24(F)	224	224
Gates Global LLC, Term Loan B (11/17)
5.084%, VAR LIBOR+3.000%, 04/01/24	1,900	1,897
Keurig Green Mountain, Inc, Term Loan A
3.000%, 03/03/21(F)	1,437	1,434
Lumileds (Bright Bidco), Term Loan B (2018)
5.834%, 06/30/24(F)	1,291	1,280
Manitowoc (Welbilt), Term Loan B
4.844%, VAR LIBOR+2.750%, 02/05/23	819	817
Milacron Inc., Term Loan B (2017)
4.594%, VAR LIBOR+2.750%, 09/28/23	295	293
Ravago Holdings America, Inc., Term Loan B (2016)
4.850%, VAR LIBOR+2.750%, 06/30/23	441	440
Southwire Company, Term Loan B (2018)
4.085%, 05/15/25(F)	295	294
TecoStar Holdings, Term Loan B
5.501%, VAR LIBOR+3.500%, 05/01/24	680	678

Description		Face Amount (000)(1)	Value (000)
Unifrax I LLC, Second Lien
9.834%, 11/03/25(F)		$370	$374
Unifrax I LLC, Term Loan B
5.834%, VAR LIBOR+3.500%, 03/29/24		887	889
Utex Industries, First Lien Term Loan
6.094%, 05/14/21(F)		650	643
Total Manufacturing			14,804
Media [0.1%]
CSC Holdings Inc., Term Loan B (2018)
4.573%, 01/25/26(F)		530	528
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.990%, VAR LIBOR+2.000%, 01/15/25		561	560
Tele Columbus AG, 1st Lien
3.000%, VAR LIBOR+0.030%, 10/15/24	EUR	1,248	1,423
Total Media			2,511
Metals/Minerals [0.4%]
American Rock Salt Company, Term Loan B (2018)
5.844%, 03/21/25(F)		409	408
AMG Advanced Metallurgical Group, Term Loan B
5.094%, 01/30/25(F)		299	298
Atkore International, Inc., Term Loan (2016)
5.090%, VAR LIBOR+3.000%, 12/22/23		1,684	1,680

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Atlas Iron Limited, Term Loans
9.424%, VAR LIBOR+7.330%, 05/06/21	$39	$38
Consol Energy Inc., Term Loan B
8.320%, 10/31/22(F)	652	668
Contura Energy Inc, Term Loan B
6.990%, VAR LIBOR+5.000%, 03/18/24	1,336	1,336
Coronado, Term Loan B (2018)
8.834%, 03/29/25(F)	1,372	1,380
Coronado, Term Loan C (2018)
8.834%, 03/29/25(F)	375	377
Covia Holdings (Fairmount), Term Loan B
6.050%, 04/09/25(F)	1,250	1,249
Foresight Energy LLC, Term Loan B
8.109%, VAR LIBOR+5.750%, 03/28/22	1,079	1,071
Global Brass and Copper, Inc., Term Loan B (2018)
4.625%, 05/23/25(F)	364	361
Phoenix Services, Term Loan B
5.751%, 01/30/25(F)	224	225
TMS International, Term Loan B (2018)
4.847%, 08/14/24(F)	443	441
US Silica, Term Loan B (2018)
6.125%, 04/25/25(F)	1,751	1,748
Zekelman Industries (fka JMC Steel), Term Loan B
4.582%, VAR LIBOR+2.750%, 06/14/21	652	651
Total Metals/Minerals		11,931

Description		Face Amount (000)(1)	Value (000)
Mining [0.1%]
Samarco Mineracao, 1st Lien
118.270%, 09/09/18		$5,000	$3,200
Personal Services [0.0%]
Weight Watchers International Inc, Term Loan B-3
6.760%, VAR LIBOR+4.750%, 11/29/24		1,614	1,629
Printing & Publishing [0.1%]
Springer Science, 1st Lien
3.750%, VAR LIBOR+0.033%, 08/15/22	EUR	1,956	2,271
Printing, Publishing and Broadcasting [0.0%]
Meredith Corp, Term Loan B
5.094%, 01/31/25(F)		1,127	1,126
Professional & Business Services [0.0%]
KUEHG Corp (fka KC MergerSub, Inc.), Term B-2 Loan, 1st Lien
6.084%, 08/12/22(F)		758	755
Publishing [0.1%]
Infinitas, Facility B3, 1st Lien
3.750%, VAR LIBOR+0.038%, 05/03/24	EUR	2,000	2,326
Real Estate [0.1%]
ASP MCS Acquisition Corp., Initial Term Loan, 1st Lien
7.084%, VAR LIBOR+4.750%, 05/11/24		255	245

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Flamingo LUX II, Senior Facility B3, 1st Lien
3.500%, VAR LIBOR+0.033%, 07/28/23	EUR	1,482	$1,701
Total Real Estate			1,946
Retail [0.4%]
Ascena Retail Group, Tranche B Term Loan
6.625%, VAR LIBOR+4.500%, 08/21/22		641	571
Bass Pro Group, Term Loan B
7.094%, VAR LIBOR+5.000%, 09/25/24		1,235	1,236
Belk Inc, Term Loan
7.088%, VAR LIBOR+4.750%, 12/12/22		883	681
CWGS Group, LLC, Term Loan B - 2023
4.775%, VAR LIBOR+3.000%, 11/08/23		1,857	1,834
Hudson's Bay Company, Term Loan B - 2022
5.419%, VAR LIBOR+3.250%, 08/12/22		2,400	2,236
J Crew Group Inc, Term Loan B - Consenting Lenders
5.314%, VAR LIBOR+3.220%, 03/05/21		741	616
JC Penney, Term Loan B
6.569%, VAR LIBOR+4.250%, 06/23/23		1,426	1,359

Description		Face Amount (000)(1)	Value (000)
Petsmart (fka Argos Merger), Term B Loan
5.010%, VAR LIBOR+3.000%, 03/11/22		$436	$359
Toys R Us Property Company, Initial Term Loan
6.980%, VAR LIBOR+5.000%, 08/21/19		2,022	1,677
Toys R Us-Delaware, Inc., Term Loan B-2
7.750%, 05/25/18(F)		1,536	739
Toys R Us-Delaware, Inc., Term Loan B-3
7.750%, 05/25/18(F)		89	43
Toys R Us-Delaware, Inc., Term Loan B4
12.250%, 04/24/20(B) (F)		1,035	514
Total Retail			11,865
Retailers (other than food/drug) [0.2%]
AS Adventure, Additional Facility (GBP), 1st Lien
5.617%, 04/12/22(F)	GBP	1,000	1,293
AS Adventure, Facility B, 1st Lien
5.000%, 04/01/22(F)	EUR	2,000	2,297
Peer Holding III B.V., Term Loan
0.000%, 03/07/25(G)		1,000	1,144
Vivarte, Term Loan, 1st Lien
4.000%, VAR LIBOR+0.040%, 10/29/19	EUR	1,229	1,309
Total Retailers (other than food/drug)			6,043

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Retailing [0.0%]
Staples Inc, Term Loan
6.358%, VAR LIBOR+4.000%, 09/12/24	$336	$332
Tacala, Second Lien
8.983%, 01/26/26(F)	155	155
Tacala, Term Loan B
5.233%, 01/26/25(F)	224	223
Total Retailing		710
Service [1.4%]
Adtalem Global Education, Term Loan B
5.084%, 04/09/25(F)	505	506
Aecom Technology Corporation, Term Loan B
3.844%, 02/21/25(F)	768	766
Altran Technologies S.A., Term Loan B
4.575%, 01/31/25(F)	224	222
American Teleconferencing Services, Term Loan B
8.585%, 12/08/21(F)	262	252
Ascend Learning LLC, Term Loan B
5.094%, VAR LIBOR+3.250%, 07/12/24	582	580
Carlisle FoodService Products, Delay Draw
0.000%, 03/14/25(G)	41	41
Carlisle FoodService Products, Term Loan B
5.088%, 03/14/25(F)	183	181
Convergint (Gopher Sub Inc), Delay Draw
0.000%, 02/01/25(G)	36	36
Convergint (Gopher Sub Inc), Second Lien
9.084%, 02/01/26(F)	75	75
Convergint (Gopher Sub Inc), Term Loan B
5.094%, 02/01/25(F)	338	335

Description	Face Amount (000)(1)	Value (000)
CPA Global (Capri - Redtop), Term Loan
5.609%, 10/04/24(F)	$359	$356
Diebold Inc, Term Loan B (2017)
4.813%, VAR LIBOR+2.750%, 11/06/23	375	374
Engineered Machinery Holdings, Inc, Term Loan B
5.584%, VAR LIBOR+3.250%, 07/19/24	274	272
Exela, Term Loan B
9.826%, VAR LIBOR+7.500%, 06/30/23(G)	623	622
First Data Corporation, 2022D New Dollar TL
4.091%, VAR LIBOR+2.250%, 07/08/22	6,600	6,567
First Data Corporation, 2024A New Dollar Term Loan
4.091%, VAR LIBOR+2.250%, 04/26/24	3,590	3,566
FleetCor Technologies, Inc, Term Loan B (2017)
4.094%, 07/26/24(F)	715	712
Geo Group, Term Loan B (2018)
4.100%, 03/22/24(F)	185	184
GFL Environmental, Delay Draw
0.000%, 05/30/25(G)	82	81
GFL Environmental, Term Loan B (2018)
5.084%, 05/30/25(F)	658	653
I-Logic Technologies (Dealogic), Term Loan B
6.302%, 12/20/24(F)	419	418

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Inmar, Inc, Term Loan B
5.594%, VAR LIBOR+3.500%, 04/25/24	$589	$589
iQor US Inc., Term Loan B
6.695%, VAR LIBOR+5.000%, 04/01/21	1,410	1,405
Lakeland Tours (Worldstrides), Delay Draw
6.341%, 12/06/24(F) (G)	37	36
Lakeland Tours (Worldstrides), Term Loan B
6.341%, 12/06/24(F) (G)	442	442
Laureate Education Inc, Term Loan B (2017)
5.594%, VAR LIBOR+4.500%, 04/19/24	1,835	1,834
Learning Care, Term Loan B
5.344%, 03/06/25(F)	623	620
Monitronics International, Term Loan B-2
7.834%, VAR LIBOR+5.500%, 09/30/22	149	142
National Intergovernmental Purchasing Alliance, Second Lien
9.834%, 05/18/26(F)	295	290
National Intergovernmental Purchasing Alliance, Term Loan B
6.084%, 05/19/25(F)	365	364
North American Bancard (NAB), Refinanced Term B Loan
5.334%, 07/01/24(F)	144	143
Paysafe Group PLC, Term Loan
5.594%, 01/03/25(F)	1,077	1,061
Pearl Intermediate (PetVet), Delay Draw
5.085%, 01/31/25(F)	153	150

Description	Face Amount (000)(1)	Value (000)
Pearl Intermediate (PetVet), Second Lien
8.335%, 01/30/26(F)	$40	$40
Pearl Intermediate (PetVet), Term Loan B
4.835%, 01/31/25(F)	520	510
PricewaterhouseCoopers (Guidehouse), Term Loan B
5.233%, 03/14/25(F)	715	716
Prime Security Services, Term B-1 Loans
4.844%, VAR LIBOR+2.750%, 05/02/22	864	859
R1 RCM Inc., Term Loan B
7.619%, 05/02/25(F)	330	328
Red Ventures, LLC, Second Lien
10.094%, 10/18/25(F)	288	292
Red Ventures, LLC, Term Loan B
6.094%, 10/18/24(F)	2,893	2,905
Sedgwick, Inc., Initial Term Loan
4.844%, VAR LIBOR+2.750%, 03/01/21	1,851	1,840
Sedgwick, Inc., Second Lien
7.844%, VAR LIBOR+5.750%, 02/28/22	2,000	2,006
Shutterfly, Term Loan B
4.850%, 08/17/24(F)	260	260
Spin Holdco (Coinmach), Term Loan B-1
5.342%, VAR LIBOR+3.750%, 11/14/22	331	329
St. George's University Scholastic Services, Delay Draw
0.000%, 06/20/25(G)	129	129

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
St. George's University Scholastic Services, Term Loan B (2018)
0.000%, 06/20/25(G)	$416	$415
Sutherland Global Services, Initial Cayman Term Loan
7.709%, 04/23/21(F)	399	382
Sutherland Global Services, Initial US Term Loan
7.709%, VAR LIBOR+5.375%, 04/23/21	1,714	1,641
TKC Holdings, Inc., Second Lien
10.100%, VAR LIBOR+8.000%, 02/01/24	190	190
TKC Holdings, Inc., Term Loan B
5.850%, VAR LIBOR+4.250%, 01/31/23	464	463
TransUnion LLC, Term Loan B-3
4.094%, VAR LIBOR+2.000%, 04/10/23	549	547
USIC Holdings Inc., Term Loan B (2017)
5.344%, VAR LIBOR+3.500%, 12/08/23	430	429
Vantiv, Term B-4 Loan
3.787%, 08/09/24(F)	793	789
Ventia (LS Deco LLC Leighton), Term Loan B
5.834%, 05/21/22(F)	269	269
Vivid Seats LLC, Term Loan B (2017)
5.594%, VAR LIBOR+4.000%, 06/30/24	406	403
Waste Industries (Wrangler Buyer), Term Loan B
4.844%, VAR LIBOR+3.000%, 09/27/24	284	283

Description	Face Amount (000)(1)	Value (000)
Xerox Business Services (Conduent), Term Loan B
4.594%, VAR LIBOR+3.000%, 12/07/23	$818	$815
Total Service		40,715
Shipping [0.1%]
Commercial Barge Line Company, Term Loan B 2022
10.844%, VAR LIBOR+8.750%, 11/12/20	493	340
Harvey Gulf Int'l Marine, Term Loan A
8.000%, 06/18/18(F)	1,384	585
Harvey Gulf Int'l Marine, Term Loan B
8.500%, 06/18/20(F)	800	337
Hornblower, Term Loan B
6.866%, 03/28/25(F)	244	245
International Seaways, Term Loan B
7.490%, 05/30/22(F)	382	381
Navios Maritime Midstream Partners LP, Term Loan
6.830%, 06/15/20(F)	560	553
Navios Maritime Partners LP, Term Loan B (2017)
7.330%, VAR LIBOR+5.000%, 09/04/20	1,159	1,165
OSG Bulk Ships, Inc., Initial Term Loan
6.770%, VAR LIBOR+4.250%, 07/22/19	692	685
PS Logistics LLC, Term Loan
7.297%, 03/06/25(F)	155	156
Total Shipping		4,447

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(H)	CHF	1,633	$1,568
Telecommunications [1.1%]
Cable & Wireless Communications PLC (Sable), Term Loan B-4
5.344%, 02/02/26(F)		3,415	3,413
CenturyLink Inc, Term Loan B
4.844%, VAR LIBOR+2.750%, 01/31/25		7,036	6,887
Colorado Buyer (Cyxtera), Second Lien
9.610%, VAR LIBOR+7.250%, 05/01/25		295	294
Colorado Buyer (Cyxtera), Term Loan B
5.360%, VAR LIBOR+3.000%, 05/01/24		386	385
ConvergeOne Holdings Corp, Term Loan B (2018)
5.844%, 04/04/25(F)		490	488
Eircom Finco S.a r.l., Facility B, 1st Lien
3.250%, VAR LIBOR+0.033%, 03/08/24	EUR	2,500	2,888
Hargray Communications Group, Inc., Term Loan B
5.094%, VAR LIBOR+3.000%, 03/22/24		381	380
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
5.718%, 11/27/23(F)		890	887

Description	Face Amount (000)(1)	Value (000)
Level 3 Communications, Term Loan B (2017)
4.334%, VAR LIBOR+2.250%, 02/22/24	$6,786	$6,760
Neustar, Second Lien
10.094%, VAR LIBOR+8.000%, 02/28/25	295	283
Neustar, Term Loan B-4
5.594%, 08/08/24(F)	722	722
Numericable U.S. LLC (SFR), Term Loan B-11
4.844%, VAR LIBOR+2.750%, 07/31/25	2,732	2,671
Numericable U.S. LLC (SFR), Term Loan B-12
5.348%, VAR LIBOR+3.000%, 01/31/26	2,688	2,639
West Corp, Term Loan B
6.094%, VAR LIBOR+4.000%, 10/10/24	1,614	1,606
West Corp, Term Loan B-1
5.594%, 10/10/24(F)	525	520
Zacapa (Ufinet), Term Loan B
0.000%, 06/27/25(G)	380	378
Total Telecommunications		31,201
Telecommunications Hybrid [0.2%]
GTT, Term Loan, 1st Lien
0.000%, 04/25/25(G)	2,000	2,309
TDC, Term Loan, 1st Lien
0.000%, 06/11/25(G)	3,500	4,036
Total Telecommunications Hybrid		6,345

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Transportation [0.5%]
American Axle & Manufacturing Inc., Term Loan B
4.350%, VAR LIBOR+2.250%, 04/06/24	$1,721	$1,712
Caliber Collision (CH Hold), Term Loan B
5.094%, VAR LIBOR+3.000%, 02/01/24	663	662
Daseke, Term Loan
7.094%, VAR LIBOR+5.000%, 02/27/24	1,023	1,025
DexKo Global, Inc., Additional U.S. Dollar Term B Loan Commitment
5.594%, 07/24/24(F)	450	449
Federal-Mogul, Term Loan C
5.820%, VAR LIBOR+3.750%, 04/15/21	2,969	2,970
K&N Parent, Initial Term Loan
7.084%, VAR LIBOR+4.750%, 10/19/23	239	239
K&N Parent, Second Lien
10.730%, VAR LIBOR+8.750%, 10/19/24	79	77
Sage Automotive Holdings (Clearlake), Term Loan - 2022
7.094%, 11/04/22(F)	1,205	1,208
Superior Industries, Term Loan B, 1st Lien
6.594%, 03/22/24(F)	807	808
Tenneco Inc, Term Loan B
0.000%, 06/18/25(G)	1,820	1,801

Description		Face Amount (000)(1)	Value (000)
Tower Auto Holdings, Term Loan B (2024)
4.813%, VAR LIBOR+2.750%, 03/01/24		$1,066	$1,063
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
4.830%, 03/07/25(F)		395	393
Wabash National Corporation, Term Loan B (2017)
4.340%, 03/18/22(F)		1,330	1,330
Total Transportation			13,737
Utilities [0.2%]
Morrison Utility Services, Term Loan B, 1st Lien
5.524%, VAR LIBOR+0.050%, 09/13/23	EUR	3,000	3,959
Motor Fuel Group, Term Loan B, 1st Lien
0.000%, 05/10/25(G)		1,500	1,960
Total Utilities			5,919
Utility [0.9%]
AES Corp, Term Loan B (2018)
4.069%, 05/24/22(F)		1,566	1,558
Atlantic Power, Term Loan
5.094%, VAR LIBOR+3.500%, 03/21/23		333	333
Bronco Midstream Funding, LLC, Term Loan B
5.831%, 08/15/20(F)		1,701	1,701
Calpine, Construction Term Loan B (2017)
4.594%, 01/31/25(F)		697	693
Calpine, Term Loan B-5
4.840%, VAR LIBOR+2.750%, 01/15/24		998	996

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Calpine, Term Loan B-6
4.840%, VAR LIBOR+2.750%, 01/15/23	$371	$370
Calpine, Term Loan B-7
4.840%, VAR LIBOR+2.750%, 05/31/23	470	469
Calpine, Term Loan B-8
3.630%, VAR LIBOR+1.750%, 12/31/19	—	—
Eastern Power, LLC (TPF II), Term Loan
5.844%, VAR LIBOR+3.750%, 10/02/23	752	751
Empire Generating Co, LLC, Term Loan B
6.610%, VAR LIBOR+4.250%, 03/12/21	1,747	1,258
Empire Generating Co, LLC, Term Loan C
6.610%, VAR LIBOR+4.250%, 03/12/21	173	124
Longview Power, Term Loan B
8.360%, 04/13/21(F)	2,054	1,780
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
9.334%, VAR LIBOR+7.000%, 10/18/22	1,592	1,505
NRG Energy Inc, Term Loan B
4.084%, VAR LIBOR+2.250%, 06/30/23	4,085	4,056
Power Buyer, LLC, Term Loan B (2018)
5.584%, 03/06/25(F)	743	733

Description	Face Amount (000)(1)	Value (000)
Summit Midstream Partners, Term Loan B
8.094%, VAR LIBOR+6.000%, 05/13/22	$1,717	$1,735
Talen Energy Supply, Term Loan B-1
6.094%, VAR LIBOR+4.000%, 07/06/23	538	540
Talen Energy Supply, Term Loan B-2
6.094%, VAR LIBOR+4.000%, 04/07/24	2,537	2,543
Vistra Operations Company LLC, 2016 Term Loan B-2
4.344%, VAR LIBOR+2.750%, 12/14/23	606	602
Vistra Operations Company LLC, Term Loan
4.094%, VAR LIBOR+2.750%, 08/04/23	2,184	2,167
Vistra Operations Company LLC, Term Loan B-3
4.057%, 12/14/25(F)	2,185	2,169
Total Utility		26,083
Wireless Communications [0.1%]
Sprint Communications, Term Loan B
4.625%, VAR LIBOR+2.500%, 02/02/24	1,951	1,941
Total Loan Participations
(Cost $821,865)		814,504

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sovereign Debt [11.8%]
Argentina Bonar Bonds
34.660%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	$65
34.194%, VAR 30-35d Argentina BADLAR Private Banks+2.500%, 03/11/19	ARS	2,100	73
34.188%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	34,068	1,065
Argentina Paris Club
2.910%, 05/30/21(A)	CHF	4,140	3,879
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/20	ARS	68,897	2,432

Description		Face Amount (000)(1)	Value (000)
Argentine Republic Government International Bond
10.250%, 12/31/49(A) (B)	EUR	12	$16
10.000%, 12/31/49(A) (B)	EUR	1,401	1,762
9.500%, 12/31/49(A) (B)	EUR	27	35
9.000%, 12/31/49(A) (B)	EUR	15	20
8.750%, 12/31/49(A) (B)	EUR	30	31
8.500%, 12/31/49(A) (B)	EUR	664	762
8.125%, 12/31/49(A) (B)	EUR	204	233
8.000%, 12/31/49(A) (B)	EUR	2,512	2,160
7.625%, 12/31/49(A) (B)	EUR	13	13
7.500%, 04/22/26		2,106	1,943
7.500%, 12/31/49(A) (B)	EUR	52	40
7.125%, 12/31/49(A) (B)	EUR	97	101
7.000%, 12/31/49(A) (B)	EUR	141	164
6.250%, 04/22/19		3,400	3,414
5.870%, 03/31/23(B)	EUR	28	39
5.625%, 01/26/22		9,000	8,410
0.000%, 12/15/35		55,000	3,162
0.000%, 12/31/49(A) (B)	EUR	95	80
Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/35	CLP	3,380,000	5,251
Brazil Letras do Tesouro Nacional
36.293%, 07/01/21(E)	BRL	43,188	8,438
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/22	BRL	10,154	8,500

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	41,950	$10,567
10.000%, 01/01/25	BRL	26,554	6,448
10.000%, 01/01/27	BRL	25,760	6,075
CFLD Cayman Investment
6.500%, 12/21/20		1,570	1,413
Colombian TES
11.000%, 07/24/20	COP	1,075,000	407
7.750%, 09/18/30	COP	1,480,000	541
7.000%, 09/11/19	COP	7,000,000	2,445
7.000%, 05/04/22	COP	22,036,200	7,833
7.000%, 06/30/32	COP	4,530,000	1,534
Egyptian Paris Club
5.056%, 01/01/21(A) (H)		7	5
Export Credit Bank of Turkey
5.875%, 04/24/19		2,000	2,000
5.375%, 02/08/21		1,000	973
4.250%, 09/18/22		1,000	892
Hungary Government Bond
5.500%, 06/24/25	HUF	650,500	2,668
3.000%, 06/26/24	HUF	595,170	2,130
1.750%, 10/26/22	HUF	134,640	467

Description		Face Amount (000)(1)	Value (000)
Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	$430
11.000%, 11/15/20	IDR	2,854,000	213
10.500%, 08/15/30	IDR	6,724,000	548
9.000%, 03/15/29	IDR	42,821,000	3,178
8.750%, 05/15/31	IDR	20,214,000	1,471
8.375%, 03/15/24	IDR	59,428,000	4,236
8.375%, 09/15/26	IDR	27,024,000	1,919
8.375%, 03/15/34	IDR	46,836,000	3,260
8.250%, 07/15/21	IDR	39,969,000	2,835
8.250%, 05/15/36	IDR	8,460,000	583
7.500%, 08/15/32	IDR	33,222,000	2,173
7.500%, 05/15/38	IDR	23,662,000	1,540
7.000%, 05/15/22	IDR	3,674,000	251
7.000%, 05/15/27	IDR	18,582,000	1,217
6.625%, 05/15/33	IDR	12,207,000	739
6.125%, 05/15/28	IDR	59,363,000	3,676
5.625%, 05/15/23	IDR	16,910,000	1,089
Ivory Coast Government International Bond
5.750%, 12/31/32		55	51
Kenya Government International Bond
5.875%, 06/24/19		4,567	4,579

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Malaysia Government Bond
4.642%, 11/07/33	MYR	1,335	$330
4.498%, 04/15/30	MYR	3,019	739
4.378%, 11/29/19	MYR	1,861	466
4.232%, 06/30/31	MYR	1,517	360
4.181%, 07/15/24	MYR	7,293	1,810
3.955%, 09/15/25	MYR	5,198	1,262
3.882%, 03/10/22	MYR	10,475	2,598
3.844%, 04/15/33	MYR	2,929	655
3.795%, 09/30/22	MYR	2,720	673
3.654%, 10/31/19	MYR	1,950	484
3.620%, 11/30/21	MYR	8,360	2,068
3.492%, 03/31/20	MYR	4,655	1,151
3.480%, 03/15/23	MYR	1,645	399
3.418%, 08/15/22	MYR	7,537	1,835
Mexican Bonos
10.000%, 12/05/24	MXN	331,210	18,728
8.000%, 12/07/23	MXN	27,980	1,429
6.500%, 06/10/21	MXN	137,740	6,714
6.500%, 06/09/22	MXN	268,640	12,975
5.750%, 03/05/26	MXN	152,690	6,865
Nigeria Government International Bond
5.125%, 07/12/18		1,500	1,496
Pakistan Government International Bond
7.250%, 04/15/19		11,760	11,608
Peruvian Government International Bond
6.950%, 08/12/31	PEN	5,323	1,774
6.900%, 08/12/37	PEN	1,094	359
6.150%, 08/12/32(C)	PEN	1,969	614
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	199
4.950%, 01/15/21	PHP	5,000	93
3.900%, 11/26/22	PHP	20,000	352
Province of Salta Argentina
9.500%, 03/16/22		1,348	1,319

Description		Face Amount (000)(1)	Value (000)
Provincia de Buenos Aires
30.656%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25	ARS	23,785	$695
9.375%, 09/14/18		918	918
9.125%, 03/16/24		6,500	6,240
5.750%, 06/15/19		8,275	8,173
0.000%, 05/01/20	EUR	389	435
Provincia de Mendoza Argentina
5.500%, 09/04/18		38	38
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	10,874	2,953
2.750%, 08/25/23	PLN	358	128
2.500%, 07/25/26	PLN	11,303	2,885
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	122,639	9,792
9.000%, 01/31/40	ZAR	28,484	1,951
8.750%, 01/31/44	ZAR	42,689	2,844
8.750%, 02/28/48	ZAR	45,853	3,042
8.500%, 01/31/37	ZAR	26,933	1,779
8.250%, 03/31/32	ZAR	19,908	1,321
8.000%, 01/31/30	ZAR	70,582	4,696
7.750%, 02/28/23	ZAR	62,589	4,480
7.000%, 02/28/31	ZAR	81,497	4,929
6.500%, 02/28/41	ZAR	33,116	1,722
6.250%, 03/31/36	ZAR	4,334	228
Romania Government Bond
5.800%, 07/26/27	RON	2,520	656
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	221,743	3,774
7.750%, 09/16/26	RUB	241,056	3,885
7.700%, 03/23/33	RUB	97,561	1,560
7.600%, 04/14/21	RUB	37,347	603
7.500%, 08/18/21	RUB	304,651	4,905
7.400%, 12/07/22	RUB	124,370	1,985
7.100%, 10/16/24	RUB	114,016	1,783
7.050%, 01/19/28	RUB	51,623	794
7.000%, 01/25/23	RUB	44,562	700
6.400%, 05/27/20	RUB	44,907	708

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Thailand Government Bond
4.875%, 06/22/29	THB	10,826	$390
3.875%, 06/13/19	THB	49,484	1,526
3.850%, 12/12/25	THB	24,957	823
3.775%, 06/25/32	THB	81,421	2,639
3.650%, 06/20/31	THB	19,654	630
3.625%, 06/16/23	THB	51,850	1,674
3.400%, 06/17/36	THB	46,939	1,443
2.875%, 06/17/46	THB	26,154	688
2.125%, 12/17/26	THB	77,391	2,251
2.000%, 12/17/22	THB	127,535	3,838
1.250%, 03/12/28	THB	24,668	729
1.200%, 07/14/21	THB	6,700	219
Turkey Government Bond
11.000%, 03/02/22	TRY	5,460	995
11.000%, 02/24/27	TRY	9,553	1,585
10.700%, 02/17/21	TRY	2,929	544
10.700%, 08/17/22	TRY	6,750	1,199
10.600%, 02/11/26	TRY	1,630	270
10.500%, 08/11/27	TRY	4,356	702
10.400%, 03/20/24	TRY	1,295	220
9.500%, 01/12/22	TRY	3,241	566
8.800%, 09/27/23	TRY	5,017	797
8.500%, 09/14/22	TRY	3,395	558
8.000%, 03/12/25	TRY	3,790	554
7.500%, 11/07/19		3,000	3,079
7.100%, 03/08/23	TRY	13,090	1,985
7.000%, 03/11/19		2,000	2,026
3.000%, 02/23/22	TRY	2,857	1,053
Ukraine Government International Bond
7.750%, 09/01/19		5,447	5,433
0.000%, 05/31/40(F)		11,123	7,030
Venezuela Government International Bond
11.750%, 10/21/26(B)		6,000	1,702
Zambia Government International Bond
8.500%, 04/14/24		3,000	2,665
5.375%, 09/20/22		2,235	1,858
Total Sovereign Debt
(Cost $376,151)			344,102

Description		Face Amount (000)(1)	Value (000)
Mortgage-Backed Securities [5.9%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,000	$1,148
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,682
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	1,101
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,772
BABSN, Ser 2015-IA
7.859%, 01/20/31		4,000	4,003
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,416
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
4.342%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(C)		4,000	3,979
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,839
Blackrock European CLO, Ser 2018-1X
6.600%, 03/15/31	EUR	1,750	2,044
4.420%, 03/15/31	EUR	3,000	3,433

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	$5,271
CarVal CLO, Ser 2018-1A, Cl D
5.216%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(C)		5,000	4,931
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
3.611%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(C)		4,500	4,430
CRNPT, Ser 2018-4A
5.025%, 04/20/31		3,000	2,900
4.175%, 04/20/31		2,750	2,718
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	4,379
GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,374
GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,554
Greywolf CLO V, Ser 2018-1A, Cl BR
4.360%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(C)		4,000	3,992
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,394

Description		Face Amount (000)(1)	Value (000)
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	$2,860
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,699
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	6,354
Marble Point CLO XII, Ser 2018-1A, Cl D
5.070%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(C)		5,000	4,987
Mountain View CLO, Ser 2018-9A, Cl CR
5.169%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(C)		2,500	2,471
Mountain View CLO, Ser 2018-9A, Cl DR
8.129%, VAR ICE LIBOR USD 3 Month+6.080%, 07/15/31(C)		2,300	2,268
Mountain View CLO XIV
0.000%, 07/15/31(A)		25,000	25,485
Oak Hill European Credit Partners IV DAC, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,503
Oak Hill European Credit Partners V DAC, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,290

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Octagon Investment Partners
4.111%, 07/16/31		5,000	$4,981
OZLM XXII, Ser 2018-22A, Cl B
3.515%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(C)		3,500	3,455
OZLM XXII, Ser 2018-22A, Cl D
7.015%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(C)		1,800	1,725
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	2,160
Parallel 2018-1, Ser 2018-1A, Cl C
4.847%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(C)		2,000	1,995
Saranac CLO III, Ser 2018-3A, Cl CR
4.682%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(C)		5,000	4,974
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.924%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,476
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	3,211
Trinitas CLO III, Ser 2018-3A, Cl CR
4.248%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(C)		4,000	3,972
Venture CDO, Ser 2018-31A
4.262%, 04/20/31		4,000	3,964

Description		Face Amount (000)(1)/Acquisition Cost (000)	Value (000)
VIBR, Ser 2018-8A
7.863%, 01/20/31		2,000	$1,924
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,882
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,546
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
5.448%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(C)		4,000	4,011
Zais CLO 8, Ser 2018-1A, Cl C
3.875%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(C)		4,000	3,946
Total Mortgage-Backed Securities
(Cost $177,608)			173,499
Life Settlement Contracts [5.3%](A)(D)(H)(I)
American General Life #460L, Acquired 05/30/2014		$303,000	642,000
American General Life #508L, Acquired 05/30/2014		2,595,000	3,127,000
American General Life #542L, Acquired 07/30/2015		83,000	355,000
American General Life #634L, Acquired 05/30/2014		530,000	2,822,000
American General Life #906L, Acquired 07/30/2015		479,000	2,847,000
American General Life #964L, Acquired 07/30/2015		1,459,000	2,012,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)
AXA Equitable Life #0474, Acquired 11/04/2013	$7,290,000	$10,208,000
AXA Equitable Life #1616, Acquired 05/30/2014	3,254,000	4,353,000
AXA Equitable Life #1898, Acquired 11/04/2013	441,000	726,000
AXA Equitable Life #7233, Acquired 11/04/2013	395,000	2,014,000
AXA Equitable Life #7578, Acquired 11/04/2013	2,104,000	3,985,000
AXA Equitable Life #7857, Acquired 11/04/2013	2,297,000	2,091,000
AXA Equitable Life #8538, Acquired 11/04/2013	1,333,000	1,880,000
AXA Equitable Life #9345, Acquired 11/04/2013	143,000	–
Genworth Life and Annuity #6473, Acquired 10/19/2016	740,000	1,328,000
Guardian Insurance #0346, Acquired 11/04/2013	646,000	3,367,000
Hartford Life #4700, Acquired 11/24/2015	81,000	5,000
Hartford Life #7522, Acquired 11/24/2015	805,000	2,410,000
ING Reliastar #1234, Acquired 12/05/2013	1,067,000	4,639,000
ING Reliastar #1649, Acquired 12/05/2013	61,000	3,029,000
ING Reliastar #3394, Acquired 05/30/2014	3,687,000	6,230,000
ING Reliastar #4842, Acquired 11/20/2013	921,000	4,207,000
ING Reliastar #776H, Acquired 05/30/2014	1,518,000	1,938,000
John Hancock #0430, Acquired 05/30/2014	2,418,000	3,923,000

Description	Acquisition Cost (000)	Value (000)
John Hancock #0801, Acquired 05/30/2014	$1,564,000	$2,054,000
John Hancock #1929, Acquired 05/30/2014	3,812,000	3,712,000
John Hancock #5072, Acquired 05/30/2014	1,409,000	2,619,000
John Hancock #5080, Acquired 11/19/2013	313,000	2,600,000
John Hancock #5885, Acquired 05/30/2014	894,000	1,651,000
John Hancock #6686, Acquired 05/30/2014	3,035,000	3,204,000
John Hancock #6912, Acquired 05/30/2014	1,065,000	1,933,000
Lincoln National #0019, Acquired 09/18/2015	2,460,000	4,857,000
Lincoln National #4654, Acquired 05/30/2014	721,000	710,000
Lincoln National #4754, Acquired 09/18/2015	610,000	2,976,000
Lincoln National #4754, Acquired 09/18/2015	1,029,000	4,371,000
Lincoln National #5658, Acquired 09/18/2015	329,000	1,122,000
Lincoln National #7099, Acquired 09/18/2015	1,254,000	3,160,000
Lincoln National #8558, Acquired 09/18/2015	1,659,000	3,720,000
Mass Mutual #1849, Acquired 11/05/2013	2,926,000	5,562,000
Mass Mutual #5167, Acquired 05/30/2014	63,000	1,746,000
Mass Mutual #5681, Acquired 11/05/2013	288,000	2,583,000
Mass Mutual #5864, Acquired 05/30/2014	4,668,000	335,000
Mass Mutual #6620, Acquired 11/05/2013	222,000	675,000
Met Life #8MLU, Acquired 05/30/2014	1,413,000	1,945,000
Pacific Life #7850, Acquired 05/30/2014	550,000	1,019,000
Penn Life #8183, Acquired 10/18/2016	46,000	114,000
Penn Mutual #3106, Acquired 05/30/2014	1,294,000	1,646,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)/Shares	Value (000)
Phoenix Life #5555, Acquired 05/30/2014	$3,946,000	$5,724,000
Phoenix Life #5715, Acquired 10/18/2016	570,000	2,042,000
Phoenix Life #6157, Acquired 10/18/2016	569,000	2,070,000
Phoenix Life #6161, Acquired 05/30/2014	3,472,000	8,753,000
Phoenix Life #8499, Acquired 05/30/2014	756,000	1,206,000
Phoenix Life #8509, Acquired 05/30/2014	761,000	1,206,000
Principal Financial #6653, Acquired 10/30/2013	306,000	128,000
Prudential #5978, Acquired 10/02/2015	372,000	1,585,000
Security Mutual Life #5380, Acquired 10/30/2013	410,000	322,000
Transamerica #1708, Acquired 10/28/2013	957,000	2,525,000
Transamerica #3426, Acquired 11/12/2013	274,000	536,000
Transamerica #8205, Acquired 10/28/2013	714,000	1,956,000
Union Central Life #4500, Acquired 10/30/2013	790,000	4,077,000
Total Life Settlement Contracts
(Cost $80,171)		154,582
Closed-End Fund [0.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund* (A)	1,701,264	15,481
Total Closed-End Fund
(Cost $17,271)		15,481

Description	Shares	Value (000)
Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP * (A)	1	$10,695
Total Limited Partnership
(Cost $10,000)		10,695
Common Stock [0.4%]
Energy [0.0%]
Templar Energy, Cl A * (A)	105,419	105
Financial Services [0.0%]
Aretec Group *	3,419	227
Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *	68,920	738
Metals & Mining [0.0%]
New World Resources, Cl A * (A)	44,276,198	88
Oil, Gas & Consumable Fuels [0.3%]
Gulf Keystone Petroleum *	2,190,000	7,226
Savannah Petroleum * (A)	4,307,451	1,657
Total Oil, Gas & Consumable Fuels		8,883
Services [0.0%]
A'ayan Leasing & Investment KSCP *	1,169,438	82
Astana Finance *	208,618	—
Total Services		82
Software [0.1%]
Avaya Holdings *	63,517	1,275
Total Common Stock
(Cost $7,973)		11,398

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)/Number of Warrants	Value (000)
Convertible Bonds [0.3%]
Coal Mining [0.0%]
New World Resources
4.000% cash/0% PIK, 10/07/20(A) (B)	EUR	380	$—
Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18		1,000	200
Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(A) (B)		1,500	15
Petroleum & Fuel Products [0.3%]
Dana Gas Sukuk
9.000%, 12/31/49(B)		9,227	8,455
7.000%, 12/31/49(B)		441	399
Total Petroleum & Fuel Products			8,854
Total Convertible Bonds
(Cost $11,400)			9,069
Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001* (A)		49,000	3,295
Total Warrants
(Cost $6,407)			3,295
Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 12/31/49(A) (H)		4,410	29
Total Asset-Backed Security
(Cost $4,410)			29

Description	Shares	Value (000)
Short-Term Investment** [5.0%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%	147,039,732	$147,040
Total Short-Term Investment
(Cost $147,040)		147,040
Total Investments [99.7%]
(Cost $2,940,706)		$2,914,872

Percentages are based on Net Assets of $2,922,295 (000).

Amounts designated as "—" are either $0 or have been rounded to $0.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security is considered illiquid. The total market value of such security as of June 30, 2018 was $76,445 (000) and represented 2.6% of net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $378,492 (000), representing 13.0% of the net assets of the Fund.
(D)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2018 was $154,582 (000) and represented 5.3% of net assets of the Fund.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2018 was $154,582 (000) and represented 5.29% of Net Assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

ABS — Asset-Based Security

ARS — Argentine Peso

BRL — Brazilian Real

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PIK —Payment-in-kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SPE — Special Purpose Entity

THB — Thai Bhat

TIIE — Interbank Equilibrium Offered Rate

TRY — Turkish Lira

USD — United States Dollar

VAR — Variable

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/31/18	INR	1,072	USD	16	$—
BNP Paribas	07/31/18 - 08/31/18	USD	2,936	RUB	183,806	(24)
BNP Paribas	07/31/18	USD	2,959	INR	200,737	(40)
BNP Paribas	07/31/18	RON	3,902	USD	980	4
BNP Paribas	07/31/18	USD	3,988	TRY	17,025	(332)
BNP Paribas	07/31/18 - 09/28/18	USD	4,062	RON	15,680	(144)
BNP Paribas	07/31/18 - 09/28/18	USD	4,559	THB	146,769	(121)
BNP Paribas	07/31/18	USD	4,772	PEN	15,383	(89)
BNP Paribas	07/31/18 - 09/27/18	USD	7,943	CZK	170,071	(271)
BNP Paribas	07/31/18	ARS	9,320	USD	436	125

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/31/18	TRY	10,934	USD	2,362	$14
BNP Paribas	07/31/18	PLN	11,586	USD	3,114	20
BNP Paribas	07/31/18 - 09/28/18	USD	12,203	PLN	44,092	(416)
BNP Paribas	07/31/18	ZAR	67,564	USD	5,394	489
BNP Paribas	07/31/18	CZK	98,410	USD	4,518	85
BNP Paribas	07/31/18	HUF	158,887	USD	564	(1)
BNP Paribas	07/31/18	CLP	1,750,553	USD	2,754	76
BNP Paribas	08/31/18	USD	1,149	ZAR	15,870	(1)
BNP Paribas	10/31/18	USD	2,700	HUF	757,077	5
BT Brokerage	07/03/18	USD	2,815	BRL	10,584	(85)
BT Brokerage	07/03/18	BRL	68,871	USD	18,726	963
BT Brokerage	07/31/18	RON	1,627	USD	414	7
BT Brokerage	07/31/18	USD	2,094	TRY	9,530	(47)
BT Brokerage	07/31/18	MXN	32,077	USD	1,625	18
BT Brokerage	07/31/18	RUB	81,596	USD	1,303	8
Citi	07/31/18	IDR	22,856,085	USD	1,602	10
Citi	08/31/18	ZAR	39,526	USD	2,893	36
Credit Suisse First Boston	07/31/18	USD	5,775	CLP	3,634,987	(213)
Credit Suisse First Boston	07/31/18	USD	8,612	COP	23,488,870	(604)
Credit Suisse First Boston	07/31/18	CLP	750,899	USD	1,262	113
Deutsche Bank	07/03/18	BRL	4,993	USD	1,342	54
Deutsche Bank	07/12/18	EGP	4,447	USD	243	(5)
Deutsche Bank	07/31/18	USD	171	PHP	9,178	—
Deutsche Bank	07/31/18	USD	339	IDR	4,886,685	1
Deutsche Bank	07/31/18	USD	352	HUF	94,250	(17)
Deutsche Bank	07/31/18 - 08/31/18	USD	741	TRY	3,535	14
Deutsche Bank	07/31/18	USD	1,215	MXN	24,643	19
Deutsche Bank	07/31/18	PLN	2,022	USD	540	—
Deutsche Bank	07/31/18 - 08/31/18	USD	2,795	RUB	175,055	(22)
Deutsche Bank	07/31/18	MXN	107,567	USD	5,807	419
Deutsche Bank	08/02/18	USD	2,535	BRL	9,592	(70)
Deutsche Bank	08/31/18 - 09/27/18	USD	5,453	CZK	117,512	(146)
Deutsche Bank	08/31/18	CZK	22,448	USD	1,034	21
Goldman Sachs	07/31/18	RUB	59,425	USD	962	19
JPMorgan Chase Bank	07/03/18	BRL	17,559	USD	4,699	170
JPMorgan Chase Bank	07/12/18	USD	364	EGP	6,581	2
JPMorgan Chase Bank	07/12/18	EGP	27,016	USD	1,476	(27)
JPMorgan Chase Bank	07/31/18	USD	483	TRY	2,198	(11)
JPMorgan Chase Bank	07/31/18	USD	828	COP	2,428,760	—
JPMorgan Chase Bank	07/31/18	USD	2,714	HUF	734,542	(105)
JPMorgan Chase Bank	07/31/18	USD	3,563	CZK	73,542	(250)
JPMorgan Chase Bank	07/31/18	USD	3,770	MXN	76,913	84

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/31/18	USD	4,048	RON	16,320	$33
JPMorgan Chase Bank	07/31/18	TRY	8,455	USD	1,896	80
JPMorgan Chase Bank	07/31/18	ARS	58,310	USD	1,995	47
JPMorgan Chase Bank	07/31/18 - 08/31/18	ZAR	78,202	USD	6,203	543
JPMorgan Chase Bank	07/31/18	COP	162,976	USD	57	1
JPMorgan Chase Bank	07/31/18	INR	199,664	USD	2,941	37
JPMorgan Chase Bank	08/31/18	USD	863	PLN	2,947	(76)
JPMorgan Chase Bank	08/31/18	USD	2,047	HUF	513,995	(217)
Merrill Lynch	07/12/18 - 07/18/18	USD	4,202	EGP	76,372	44
Merrill Lynch	07/18/18	EGP	51,489	USD	2,784	(76)
Merrill Lynch	07/31/18	USD	1,863	PLN	6,394	(156)
Merrill Lynch	07/31/18	PLN	10,485	USD	2,914	113
Merrill Lynch	07/31/18	MXN	55,241	USD	2,789	21
Merrill Lynch	07/31/18	ZAR	71,876	USD	5,436	217
Merrill Lynch	07/31/18	MXN	204,920	USD	11,229	962
Merrill Lynch	09/28/18	USD	8,457	PLN	30,970	(176)
Standard Bank	07/03/18	USD	21,397	BRL	80,838	(548)
Standard Bank	07/31/18	USD	1,145	MYR	4,563	(15)
Standard Bank	07/31/18	MYR	3,708	USD	930	12
Standard Bank	07/31/18	TRY	27,312	USD	5,774	(92)
Standard Bank	07/31/18	RUB	52,261	USD	836	7
Standard Bank	08/02/18	BRL	80,838	USD	21,336	564
Standard Bank	08/31/18	USD	1,428	CZK	29,535	(96)
U.S. Bank	07/05/18 - 08/15/18	GBP	39,660	USD	53,362	998
U.S. Bank	07/05/18 - 07/10/18	EUR	217,540	USD	255,045	895
U.S. Bank	07/18/18 - 09/28/18	EUR	8,516	USD	9,921	(73)
U.S. Bank	07/20/18 - 05/29/19	CHF	7,500	USD	7,797	26
						$2,810

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
Mexico Interbank TIIE 28-Day	7.349%	Monthly	06/14/23	MXN	137,100	$–	$(134)	$(134)
WIBOR 6-Month	2.400%	Semi-Annual	03/26/23	PLN	23,120	–	(78)	(78)
Brazil CDI CETIP	9.448%	Annual	06/11/21	BRL	13,794	–	16	16
Brazil CDI CETIP	9.702%	Annual	01/04/21	BRL	13,659	–	36	36
Brazil CDI CETIP	9.322%	Annual	01/04/21	BRL	45,040	–	21	21
						$–	$(139)	$(139)

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,231,178	$—	$1,231,178
Loan Participations	—	812,936	1,568	814,504
Sovereign Debt	—	344,097	5	344,102
Mortgage-Backed Securities	—	173,499	—	173,499
Life Settlement Contracts	—	—	154,582	154,582
Closed-End Fund	15,481	—	—	15,481
Limited Partnership	—	10,695	—	10,695
Common Stock	10,978	420	—	11,398
Convertible Bonds	—	9,069	—	9,069
Warrant	3,295	—	—	3,295
Asset-Backed Security	—	—	29	29
Short-Term Investment	147,040	—	—	147,040
Total Investments in Securities	$176,794	$2,581,894	$156,184	$2,914,872

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$7,388	$—	$7,388
Unrealized Depreciation	—	(4,578)	—	(4,578)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	73	—	73
Unrealized Depreciation	—	(212)	—	(212)
Total Other Financial Instruments	$—	$2,671	$—	$2,671

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $156,184 (000) in Level 3 securities as of June 30, 2018, $154,611 (000) or 91.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2018:

	Investments in Loan Participations (000)	Investments in Life Settlement Contracts (000)	Investments in Sovereign Debt (000)
Beginning balance as of October 1, 2017	$1,795	$148,128	$5
Accrued discounts/ premiums	(4)	—	—
Realized gain/(loss)	28	—	—
Change in unrealized appreciation/ (depreciation)	(6)	6,454	—
Purchases	—	—	—
Sales/paydowns	(245)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2018	$1,568	$154,582	$5
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(6)	$6,454	$—

	Investments in Limited Partnership (000)	Investments in Asset-Backed Securities (000)	Total (000)
Beginning balance as of October 1, 2017	$7,815	$328	$158,071
Accrued discounts/ premiums	—	—	(4)
Realized gain/(loss)	—	—	28
Change in unrealized appreciation/ (depreciation)	2,880	(299)	9,029
Purchases	—	—	—
Sales/paydowns	—	—	(245)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(10,695)	—	(10,695)
Ending balance as of June 30, 2018	$—	$29	$156,184
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,880	$(299)	$9,029

Amounts designated as “—“ are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2018 (000)	Valuation Techniques
BT SPE	$29	Discounted Cash Flow Model
		based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection
		Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	154,582	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [94.6%]
Consumer Discretionary [4.3%]
Cedar Fair (A)	28,000	$1,764
McDonald's	38,800	6,080
Six Flags Entertainment	34,500	2,417
Total Consumer Discretionary		10,261
Consumer Staples [22.9%] (B)
Altria Group	114,750	6,517
B&G Foods	148,800	4,449
British American Tobacco ADR	8,559	432
Clorox	37,700	5,099
Coca-Cola	75,372	3,306
Dr. Pepper Snapple Group	25,000	3,050
General Mills	110,780	4,903
Hershey	25,400	2,364
Imperial Brands ADR	46,304	1,720
Kellogg	47,000	3,284
Kimberly-Clark	19,000	2,001
Mondelez International, Cl A	25,000	1,025
Philip Morris International	61,700	4,982
Procter & Gamble	45,949	3,587
Sysco	38,800	2,649
Unilever ADR	22,200	1,227
Vector Group	198,979	3,796
Total Consumer Staples		54,391
Energy [6.6%]
Chevron	36,183	4,575
Enterprise Products Partners (A)	87,984	2,434
ExxonMobil	25,838	2,138
Occidental Petroleum	25,500	2,134
ONEOK	39,000	2,723
TransCanada	37,128	1,604
Total Energy		15,608
Financials [9.5%]
Ares Capital	95,100	1,565
Arthur J Gallagher	21,200	1,384
BB&T	80,000	4,035
Cincinnati Financial	60,650	4,055
Compass Diversified Holdings (A)	153,000	2,647
Huntington Bancshares	80,000	1,181
JPMorgan Chase	33,400	3,480
PacWest Bancorp	22,000	1,087
Prudential Financial	15,200	1,421
Umpqua Holdings	71,000	1,604
Total Financials		22,459
Health Care [6.0%]
Bristol-Myers Squibb	54,200	3,000
GlaxoSmithKline ADR	16,300	657
Johnson & Johnson	32,000	3,883
Merck	73,150	4,440
Pfizer	63,644	2,309
Total Health Care		14,289

Description	Shares	Value (000)
Industrials [6.3%]
Eaton	41,300	$3,087
General Dynamics	15,300	2,852
Lockheed Martin	30,117	8,897
Total Industrials		14,836
Information Technology [4.3%]
Intel	134,500	6,686
Paychex	52,000	3,554
Total Information Technology		10,240
Materials [3.2%]
DowDuPont	58,597	3,863
Sonoco Products	56,000	2,940
WestRock	16,000	912
Total Materials		7,715
REITs [14.2%]
Crown Castle International	13,600	1,466
EPR Properties	34,500	2,235
Government Properties Income Trust	35,000	555
Healthcare Trust of America, Cl A	79,500	2,143
Lamar Advertising, Cl A	84,800	5,793
Liberty Property Trust	83,985	3,723
Life Storage	10,036	977
Mid-America Apartment Communities	26,500	2,668
National Retail Properties	59,500	2,616
National Storage Affiliates Trust	50,000	1,541
Select Income	35,500	798
Simon Property Group	10,000	1,702
Tanger Factory Outlet Centers	27,984	657
Ventas	40,232	2,291
Welltower	32,262	2,023
Weyerhaeuser	38,400	1,400
WP Carey	15,500	1,028
Total REITs		33,616
Telecommunication Services [4.6%]
AT&T	98,500	3,163
Consolidated Communications Holdings	150,900	1,865
Verizon Communications	119,167	5,995
Total Telecommunication Services		11,023
Utilities [12.7%]
American Electric Power	34,900	2,417
AmeriGas Partners (A)	28,200	1,190
Avangrid	59,000	3,123
Brookfield Infrastructure Partners	67,600	2,596
Dominion Energy	24,000	1,636
Duke Energy	68,006	5,378
Entergy	13,700	1,107
Eversource Energy	39,242	2,300

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
OGE Energy	33,600	$1,183
Pattern Energy Group, Cl A	22,000	412
Pinnacle West Capital	30,135	2,428
Sempra Energy	9,000	1,045
WEC Energy Group	38,050	2,460
Xcel Energy	62,100	2,837
Total Utilities		30,112
Total Common Stock
(Cost $175,753)		224,550
Preferred Stock [2.7%]
Financials [1.1%]
AmTrust Financial Services, 7.500%	10,000	249
Bank of America, 6.000%	20,000	524
Capital One Financial, 6.700%	10,000	266
First Republic Bank, 5.500%	10,000	249
JPMorgan Chase, 6.125%	10,000	262
MetLife, 5.625%	10,000	255
Wells Fargo, 6.000%	20,000	510
Wells Fargo Real Estate Investment, 6.375%	10,000	259
Total Financials		2,574
REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	239
National Retail Properties, 5.200%	10,000	233
National Storage Affiliates Trust, 6.000%	20,000	492
PS Business Parks, 5.200%	10,000	239
Public Storage, 5.050%	30,000	750
Vornado Realty Trust, 5.250%	20,000	464
Total REITs		2,417
Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	244
Verizon Communications, 5.900%	10,000	259
Total Telecommunication Services		503
Utilities [0.4%]
Dominion Energy, 5.250%	5,000	124
DTE Energy, 5.250%	20,000	492
Southern, 6.250%	10,000	263
Total Utilities		879
Total Preferred Stock
(Cost $6,375)		6,373
Exchange Traded Funds [2.1%]
Invesco Preferred ETF	269,500	3,924
iShares US Preferred Stock ETF	27,300	1,029
Total Exchange Traded Funds
(Cost $5,027)		4,953

Description	Shares	Value (000)
Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16 (C)(D)(E)	225	$2
Total Asset-Backed Security
(Cost $226)		2
Short-Term Investment** [0.3%]
SEI Daily Income Trust Government Fund, Cl F, 1.66%	713,160	713
Total Short-Term Investment
(Cost $713)		713
Total Investments [99.7%]
(Cost $188,094)		$236,591

Percentages are based on Net Assets of $237,219 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2018.
(A)	Security is a Master Limited Partnership. At June 30, 2018, such securities amounted to $8,035 (000), or 3.4% of net assets of the Fund.
(B)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(C)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of suchsecurity as of March 31, 2018 was $2 (000) and represented 0.0% of the net assets of the Fund.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security is considered illiquid. The total market value of such security as of June 30, 2018 was $2 (000) and represented 0.0% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$224,550	$—	$—	$224,550
Preferred Stock	6,373	—	—	6,373
Exchange Traded Funds	4,953	—	—	4,953
Asset-Backed Security	—	—	2	2
Short-Term Investment	713	—	—	713
Total Investments in Securities	$236,589	$—	$2	$236,591

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale Dividend & Income Fund

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.2%]
Aerospace & Defense [3.2%]
Northrop Grumman	12,100	$3,723
Raytheon	28,000	5,409
Total Aerospace & Defense		9,132
Auto Components [1.7%]
Magna International	81,830	4,757
Banks [5.5%]
Bank of America	187,000	5,271
PNC Financial Services Group	39,000	5,269
SunTrust Banks	77,000	5,084
Total Banks		15,624
Beverages [1.9%]
PepsiCo	49,000	5,335
Capital Markets [3.5%]
BlackRock, Cl A	6,100	3,044
CME Group, Cl A	42,000	6,885
Total Capital Markets		9,929
Chemicals [1.8%]
DowDuPont	37,000	2,439
Westlake Chemical	25,000	2,691
Total Chemicals		5,130
Commercial Banks [4.1%]
Comerica	38,000	3,455
JPMorgan Chase	78,000	8,128
Total Commercial Banks		11,583
Commercial Services & Supplies [2.3%]
Cintas	35,000	6,477
Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	5,040
Diversified Telecommunication Services [0.4%]
AT&T	38,799	1,246
Electric Utilities [1.3%]
NextEra Energy	22,000	3,675
Electronic Equipment [1.0%]
Amphenol, Cl A	33,000	2,876
Energy Equipment & Services [0.9%]
Halliburton	60,000	2,704
Food & Staples Retailing [3.4%]
Costco Wholesale	23,240	4,856
Walmart	55,000	4,711
Total Food & Staples Retailing		9,567

Description	Shares	Value (000)
Health Care Equipment & Supplies [5.4%]
Danaher	40,000	$3,947
Edwards Lifesciences *	39,000	5,677
Stryker	34,000	5,742
Total Health Care Equipment & Supplies		15,366
Health Care Providers & Services [3.3%]
UnitedHealth Group	38,000	9,323
Hotels, Restaurants & Leisure [2.7%]
McDonald's	33,000	5,171
Starbucks	53,000	2,589
Total Hotels, Restaurants & Leisure		7,760
Household Durables [1.9%]
PulteGroup	192,000	5,520
Household Products [1.3%]
Colgate-Palmolive	57,000	3,694
Industrial Conglomerates [2.2%]
3M	14,000	2,754
Honeywell International	25,000	3,601
Total Industrial Conglomerates		6,355
Insurance [0.7%]
Chubb	16,000	2,032
Internet Software & Services [5.2%]
Alphabet, Cl A *	6,800	7,678
Facebook, Cl A *	36,000	6,996
Total Internet Software & Services		14,674
IT Services [9.0%]
Accenture, Cl A	36,000	5,889
Mastercard, Cl A	46,000	9,040
Visa, Cl A	80,000	10,596
Total IT Services		25,525
Life Sciences Tools & Services [2.2%]
Thermo Fisher Scientific	30,000	6,214
Machinery [0.9%]
Ingersoll-Rand	28,000	2,512
Media [3.0%]
Comcast, Cl A	150,000	4,922
Walt Disney	35,000	3,668
Total Media		8,590
Multi-Utilities [0.8%]
CMS Energy	48,000	2,269
Oil, Gas & Consumable Fuels [4.0%]
Cabot Oil & Gas	97,000	2,309
Chevron	50,000	6,321

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2018 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Oil, Gas & Consumable Fuels (continued)
Concho Resources *	20,000	$2,767
Total Oil, Gas & Consumable Fuels		11,397
Pharmaceuticals [4.0%]
Johnson & Johnson	42,000	5,096
Zoetis, Cl A	74,000	6,304
Total Pharmaceuticals		11,400
Real Estate Investment Trusts [1.5%]
Essex Property Trust	18,000	4,303
Road & Rail [1.4%]
Union Pacific	29,000	4,109
Semiconductors & Semiconductor Equipment [2.1%]
Texas Instruments	54,000	5,954
Software [7.0%]
Adobe Systems *	33,000	8,046
Electronic Arts *	23,000	3,243
Microsoft	88,000	8,678
Total Software		19,967
Specialty Retail [2.7%]
Home Depot	40,000	7,804
Technology Hardware, Storage & Peripherals [2.5%]
Apple	38,000	7,034
Water Utilities [1.6%]
American Water Works	53,000	4,525
Total Common Stock
(Cost $191,632)		279,402
Short-Term Investment** [1.8%]
SEI Daily Income Trust Government Fund, Cl F, 1.660%	5,157,111	5,157
Total Short-Term Investment
(Cost $5,157)		5,157
Total Investments [100.0%]
(Cost $196,789)		$284,559

Percentages are based on Net Assets of $284,464 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2018.

Cl — Class

As of June 30, 2018, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President and Chief Executive Officer

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President and Chief Executive Officer

Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2018